As filed with the Securities and Exchange Commission on November 5, 1999


                       Registration Nos. 33-848; 811-4423
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ---


                         Post-Effective Amendment No. 26


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 27


                       PILGRIM GOVERNMENT SECURITIES FUND
             (formerly the "NORTHSTAR GOVERNMENT SECURITIES FUND")
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

             40 North Central Avenue, Suite 1200, Phoenix, AZ 85004
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)602-7881
                     --------------------------------------
                         (Registrant's telephone number)

                              Stephanie L. Beckner
                           c/o Pilgrim Advisors, Inc.
            (formerly "Northstar Investment Management Corporation")

                  300 First Stamford Place, Stamford, CT 06902
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Puretz, Esq.
                             Dechert, Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


                 on [date] pursuant to paragraph (b)
         - - -


                  60 days after filing pursuant to paragraph (a)(1)
         - - -


           X       on January 1, 2000 pursuant to paragraph (a)(1)
         - - -


                  75 days after filing pursuant to paragraph (a)(2)
         - - -

                  on [date] pursuant to paragraph (a)(2) of Rule 485
         - - -

If appropriate, check the following box:

                  this post-effective amendment designates a new effective
         - - -    date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

        Pilgrim(SM)
---------------------------
FUNDS FOR SERIOUS INVESTORS

                                                                      Prospectus
                                                       Classes: A, B, C, M and T

                                                                 January 1, 2000

                                                                U.S EQUITY FUNDS
                                                           Pilgrim MagnaCap Fund
                                                   Pilgrim LargeCap Leaders Fund
                                            Pilgrim Research Enhanced Index Fund
                                               Pilgrim Growth Opportunities Fund
                                                    Pilgrim LargeCap Growth Fund
                                                       Pilgrim MidCap Value Fund
                                               Pilgrim MidCap Opportunities Fund
                                                      Pilgrim Midcap Growth Fund
                                                     Pilgrim Growth + Value Fund
                                             Pilgrim SmallCap Opportunities Fund
                                                    Pilgrim SmallCap Growth Fund
                                                    Pilgrim Bank and Thrift Fund

                                                      INTERNATIONAL EQUITY FUNDS
                                                   Pilgrim Worldwide Growth Fund
                                                Pilgrim International Value Fund
                                          Pilgrim International Core Growth Fund
                                      Pilgrim International SmallCap Growth Fund
                                             Pilgrim Emerging Markets Value Fund
                                                 Pilgrim Emerging Countries Fund
                                                Pilgrim Asia-Pacific Equity Fund

                                                                    INCOME FUNDS
                                       Pilgrim Government Securities Income Fund
                                              Pilgrim Government Securities Fund
                                                   Pilgrim Strategic Income Fund
                                                         Pilgrim High Yield Fund
                                                      Pilgrim High Yield Fund II
                                                     Pilgrim High Yield Fund III
                                                  Pilgrim High Total Return Fund
                                               Pilgrim High Total Return Fund II
                                                       Pilgrim Money Market Fund

                                                           EQUITY & INCOME FUNDS
                                                           Pilgrim Balanced Fund
                                                  Pilgrim Income and Growth Fund
                                        Pilgrim Balance Sheet Opportunities Fund
                                                        Pilgrim Convertible Fund

--------------------------------------------------------------------------------
This prospectus contains important information about investing in the Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                                                          WHAT'S
                                                                          INSIDE

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] OBJECTIVE      These pages contain a description of each of
                                 our funds included in this prospectus,
                                 including its objective, investment strategy, risks and portfolio manager(s).


[GRAPHIC OMITTED] INVESTMENT
                  STRATEGY

                                 You'll also find: What you pay to invest. A list of the fees and expenses you pay - both directly and indirectly - when you invest in a fund.

[GRAPHIC OMITTED] RISKS

                  HOW THE        How the fund has performed. A chart that shows
[GRAPHIC OMITTED] FUND HAS       the fund's financial performance for the past
                  PERFORMED      ten years (or since inception, if shorter).

An introduction to the
Pilgrim family of funds                                                        1

Funds at a glance                                                              2

U.S. EQUITY FUNDS
Pilgrim MagnaCap Fund                                                          6
Pilgrim LargeCap Leaders Fund                                                  8
Pilgrim Research Enhanced Index Fund                                          10
Pilgrim Growth Opportunities Fund                                             12
Pilgrim LargeCap Growth Fund                                                  14
Pilgrim MidCap Value Fund                                                     16
Pilgrim MidCap Opportunities Fund                                             18
Pilgrim Midcap Growth Fund                                                    20
Pilgrim Growth + Value Fund                                                   22
Pilgrim SmallCap Opportunities Fund                                           24
Pilgrim SmallCap Growth Fund                                                  26
Pilgrim Bank and Thrift Fund                                                  28

INTERNATIONAL EQUITY FUNDS
Pilgrim Worldwide Growth Fund                                                 30
Pilgrim International Value Fund                                              32
Pilgrim International Core Growth Fund                                        34
Pilgrim International SmallCap Growth Fund                                    36
Pilgrim Emerging Markets Value Fund                                           38
Pilgrim Emerging Countries Fund                                               40
Pilgrim Asia-Pacific Equity Fund                                              42

INCOME FUNDS
Pilgrim Government Securities Income Fund                                     44
Pilgrim Government Securities Fund                                            46
Pilgrim Strategic Income Fund                                                 48
Pilgrim High Yield Fund                                                       50
Pilgrim High Yield Fund II                                                    52
Pilgrim High Yield Fund III                                                   54
Pilgrim High Total Return Fund                                                56
Pilgrim High Total Return Fund II                                             58
Pilgrim Money Market Fund                                                     60

EQUITY & INCOME FUNDS
Pilgrim Balanced Fund                                                         62
Pilgrim Income and Growth Fund                                                64
Pilgrim Balance Sheet Opportunities Fund                                      66
Pilgrim Convertible Fund                                                      68

What you pay to invest

Shareholder guide

Management of the Funds

Dividends, distributions and taxes

More information about risks

Financial highlights

Where to go for more information

                                                                 INTRODUCTION TO
                                                                     THE PILGRIM
                                                                 FAMILY OF FUNDS

--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

                               [GRAPHIC OMITTED]

If you have any questions about the Pilgrim family of funds, please call your financial consultant or us at 1-800-992-0180.

--------------------------------------------------------------------------------
Year 2000 update: Pilgrim Advisors, Pilgrim Investments, the Sub-Advisers, Administrator and other service providers are taking steps to address any year 2000-related computer problems. However, as with all companies that rely on computer systems to process date-related information, there is some risk that these problems could disrupt the funds' operations and/or the financial markets generally. There is also the risk that a fund's performance may be adversely affected if the value of its portfolio holdings decreases due to year 2000-related computer problems.
--------------------------------------------------------------------------------

This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Pilgrim family of funds into four categories:

U.S. EQUITY FUNDS

      Our U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

      They may suit you if you:

      o     are investing for the long-term -- at least several years

      o     are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL EQUITY FUNDS

      Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

      They may suit you if you:

      o     are investing for the long-term -- at least several years

      o     are looking for exposure to international markets

      o     are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS

      Pilgrim offers both aggressive and conservative Income Funds. Both offer regular income, but some take higher risks to attain higher returns.

      They may suit you if you:

      o     want a regular stream of income.

      Income Funds other than the money market fund may suit you if you:

      o     want greater growth potential than a money market fund

      o     are willing to accept more risk than a money market fund.

EQUITY AND INCOME FUNDS

      Our Equity and Income Funds seeks income and growth of capital.

      They may suit you if you:

      o     want both regular income and capital appreciation

      o are looking for greater growth potential than that offered by the Income Funds, but don't feel comfortable with the level of risk associated with the Equity Funds.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FUNDS
AT A
GLANCE

--------------------------------------------------------------------------------
This table is a summary of the objectives, investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                   FUND                                               INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY        MagnaCap Fund                                      Growth of capital, with dividend income as a
FUNDS              Adviser: Pilgrim Investments, Inc.                 secondary consideration
                   ------------------------------------------------------------------------------------------------------
                   LargeCap Leaders Fund                              Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   ------------------------------------------------------------------------------------------------------
                   Research Enhanced Index Fund                       Capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
                   Sub-Adviser: J.P. Morgan
                   Investment Management, Inc.
                   ------------------------------------------------------------------------------------------------------
                   Growth Opportunities Fund                          Long-term growth of capital
                   Adviser: Pilgrim Advisors, Inc.
                   ------------------------------------------------------------------------------------------------------
                   LargeCap Growth Fund                               Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------
                   MidCap Value Fund                                  Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   ------------------------------------------------------------------------------------------------------
                   MidCap Opportunities Fund                          Long-term capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
                   ------------------------------------------------------------------------------------------------------
                   MidCap Growth Fund                                 Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------
                   Growth + Value Fund                                Capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
                   Sub-Adviser: Navellier Fund
                   Management, Inc.
                   ------------------------------------------------------------------------------------------------------
                   SmallCap Opportunities Fund                        Capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
                   ------------------------------------------------------------------------------------------------------
                   SmallCap Growth Fund                               Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------
                   Bank and Thrift Fund                               Long-term capital appreciation, with income as a
                   Adviser: Pilgrim Investments, Inc.                 secondary objective
                   ------------------------------------------------------------------------------------------------------
INTERNATIONAL      Worldwide Growth Fund                              Long-term capital appreciation
EQUITY FUNDS       Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------
                   International Value Fund                           Long-term capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
                   Sub-Adviser: Brandes
                   Investment Partners L.P.
                   ------------------------------------------------------------------------------------------------------
                   International Core Growth Fund                     Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------
                   International SmallCap Growth Fund                 Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
                   ------------------------------------------------------------------------------------------------------

                                                                           FUNDS
                                                                            AT A
                                                                          GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
Equity securities that meet disciplined selection criteria       Price volatility and other risks that accompany an investment in securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies believed to be         Price volatility and other risks that accompany an investment in
leaders in their industry                                        equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies                        Price volatility and other risks that accompany an investment in growth-oriented equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies                        Price volatility and other risks that accompany an investment in growth-oriented equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies                        Price volatility and other risks that accompany an investment in growth-oriented equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of medium-sized U.S. companies                 Price volatility and other risks that accompany an investment in
that meet disciplined selection criteria                        equity securities of medium-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of medium-sized U.S. companies                 Price volatility and other risks that accompany an investment equity in securities of growth-oriented and medium-sized companies.
                                                                 Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of medium-sized U.S. companies                 Price volatility and other risks that accompany an investment in equity securities of medium-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized U.S. companies                  Price volatility and other risks that accompany an investment equity in securities of growth-oriented and small-sized companies.
                                                                 Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized U.S. companies                  Price volatility and other risks that accompany an investment equity in securities of growth-oriented and small-sized companies.
                                                                 Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized U.S. companies                  Price volatility and other risks that accompany an investment equity in securities of growth-oriented and small-sized companies.
                                                                 Particularly sensitive to price swings during periods of economic uncertainty.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of banks and thrifts or their holding or       Price volatility and other risks that accompany an investment in
parent companies, and savings accounts of mutual thrifts         equity securities. Susceptible to risks of decline in the price of securities concentrated in the banking and thrift industries.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries around         Price volatility and other risks that accompany an investment in
the world, which may include the U.S.                            growth-oriented foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries outside        Price volatility and other risks that accompany an investment in
the U.S.                                                         value-oriented foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries outside        Price volatility and other risks that accompany an investment in
the U.S.                                                         growth-oriented foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized companies located               Price volatility, liquidity and other risks that accompany an
outside the U.S.                                                 investment in equity securities of foreign, small-sized companies.
                                                                 Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FUNDS
AT A
GLANCE

----------------------------------------------------------------------------------------------------------------------------
                   FUND                                               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      Emerging Markets Value Fund                        Long-term capital appreciation
EQUITY FUNDS       Adviser: Pilgrim Advisors, Inc.
(cont.)            Sub-Adviser: Brandes Investment
                   Partners L.P.
----------------------------------------------------------------------------------------------------------------------------
                   Emerging Countries Fund                            Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
----------------------------------------------------------------------------------------------------------------------------
                   Asia-Pacific Equity Fund                           Long-term capital appreciation
                   Adviser: Pilgrim Investments, Inc.
                   Sub-adviser: HSBC Asset Management
----------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS       Government Securities Income Fund                  High current income, consistent with liquidity and
                   Adviser: Pilgrim Investments, Inc.                 preservation of capital
----------------------------------------------------------------------------------------------------------------------------
                   Government Securities Fund                         High current income and conservation of principal
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   Strategic Income Fund                              Maximum total return
                   Adviser: Pilgrim Investments, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   High Yield Fund                                    High current income, with capital appreciation as a
                   Adviser: Pilgrim Investments, Inc.                 secondary objective
----------------------------------------------------------------------------------------------------------------------------
                   High Yield Fund II                                 High level of current income and capital growth
                   Adviser: Pilgrim Investments, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   High Yield Fund III                                High current income
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   High Total Return Fund                             High current income and capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   High Total Return Fund II                          High current income and capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   Money Market Fund                                  High current income
                   Adviser: Pilgrim Investments, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQUITY &           Balanced Fund                                      Long-term capital appreciation and current income
INCOME FUNDS       Adviser: Pilgrim Investments, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   Income and Growth Fund                             Income balanced with capital appreciation
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   Balance Sheet                                      Income and capital appreciation
                   Opportunities Fund
                   Adviser: Pilgrim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
                   Convertible Fund                                   Total return, consisting of capital appreciation and
                   Adviser: Pilgrim Investments, Inc.                 current income
                   Sub-adviser: Nicholas-Applegate Capital Mgt.
----------------------------------------------------------------------------------------------------------------------------

                                                                           FUNDS
                                                                            AT A
                                                                          GLANCE

------------------------------------------------------------------------------------------------------------------------------------
MAIN INVESTMENTS                                                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries with emerging  Price volatility, liquidity and other risks that accompany an
securities markets                                               investment in value-oriented equities from emerging countries.
                                                                 Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries with           Price volatility, liquidity and other risks that accompany an
emerging securities markets                                      investment in equities from emerging countries. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities of companies based in the Asia-Pacific         Price volatility and other risks that accompany an investment in
region, excluding Australia and Japan                            foreign equities and in securities of issuers in a single region.
                                                                 Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Securities issued or guaranteed by the U.S. Government           Credit, interest rate, prepayment and other risks that accompany an
and certain of its agencies or instrumentalities                 investment in government bonds and mortgage related investments.
                                                                 Generally has less credit risk than the other income funds.
------------------------------------------------------------------------------------------------------------------------------------
Securities issued or guaranteed by the U.S. Government           Credit, interest rate, prepayment and other risks that accompany an
and certain of its agencies or instrumentalities                 investment in government bonds and mortgage related investments.
                                                                 Generally has less credit risk than the other income funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment grade and high yield debt securities                  Credit, interest rate, prepayment and other risks that accompany an investment in debt securities, including high yield debt
                                                                 securities. May be sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities                                       Credit, interest rate and other risks that accompany an investment in lower-quality debt securities. Particularly sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities                                       Credit, interest rate and other risks that accompany an investment in lower-quality debt securities. Particularly sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities                                       Credit, interest rate and other risks that accompany an investment in lower-quality debt securities. Particularly sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities                                       Credit, interest rate and other risks that accompany an investment in lower-quality debt securities. Particularly sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities                                       Credit, interest rate and other risks that accompany an investment in lower-quality debt securities. Particularly sensitive to credit risk during economic downturns.
------------------------------------------------------------------------------------------------------------------------------------
Shares of another investment company whose main                  Credit, interest rate and other risks that accompany an investment investments include securities issued or guaranteed by the U.S.  in government bonds and mortgage related investments. Generally has
Government and certain of its agencies and instrumentalities.    less credit risk than the other income funds.
------------------------------------------------------------------------------------------------------------------------------------
A mix of equity and debt securities                              Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
------------------------------------------------------------------------------------------------------------------------------------
A mix of equity and debt securities                              Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
------------------------------------------------------------------------------------------------------------------------------------
A mix of equity and debt securities                              Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities of companies of various sizes             Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate, liquidity and other risks that accompany an investment in debt securities.
------------------------------------------------------------------------------------------------------------------------------------

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

                                                       Adviser
                                                       Pilgrim Investments, Inc.

PILGRIM                                                Portfolio managers
MAGNACAP                                               Robert Kloss
FUND                                                   Howard Kornblue
                                                       Amuradha Sahai
                                                       G. David Underwood

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value. In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.


6  Pilgrim MagnaCap Fund

                                                                         PILGRIM
                                                                        MAGNACAP
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                                1989      22.46
                                1990      -3.11
                                1991      25.28
                                1992       8.02
                                1993       9.25
                                1994       4.15
                                1995      35.22
                                1996      18.51
                                1997      27.73
                                1998      16.09

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 18.93%

3rd quarter 1990: down -15.99%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(2)

                                                                         S&P
                                                                         500
                            Class A(3)    Class B(4)    Class M(5)     Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998      %       9.40         10.26          1.56         28.58
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998      %      18.46            --            --         23.81
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998      %      15.13            --            --         18.95
--------------------------------------------------------------------------------
Since inception(7)     %         --         20.73         20.31         27.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Class C shares of the Fund were not offered during the period ended December 31, 1998.

(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of sales charge of 3.5%.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(7)   Classes B and M commenced operations on July 17, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                        Pilgrim MagnaCap Fund  7

                                                       Adviser
                                                       Pilgrim Investments, Inc.

PILGRIM                                                Portfolio manager
LARGECAP                                               G. David Underwood
LEADERS FUND

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The Fund normally invests at least 65% of its assets in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge.

The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. A company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.


8  Pilgrim LargeCap Leaders Fund

                                                                         PILGRIM
                                                                        LARGECAP
                                                                    LEADERS FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994
                                1995
                                1996      21.07
                                1997      20.15
                                1998      20.08

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1998: up 24.58%

3rd quarter 1998: down -12.86%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(3)

                                                                          S&P
                                                                          500
                                Class A(4)   Class B(5)   Class M(6)    Index(7)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998        %         13.16       14.33        15.43        28.58
--------------------------------------------------------------------------------
Since inception(8)       %         18.67       19.28        18.93        28.73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class C shares of the Fund were not offered during the period ended December 31, 1998.

(4)   Reflects deduction of sales charge of 5.75%.

(5) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(6)   Reflects deduction of sales charge of 3.5%.

(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(8)   The Fund commenced operations on September 1, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                Pilgrim LargeCap Leaders Fund  9

                                               Adviser
                                               Pilgrim Investments, Inc.

                                               Sub-Adviser
                                               J.P. Morgan Investment Management

PILGRIM                                        Portfolio managers
RESEARCH ENHANCED                              Timothy Devlin
INDEX FUND                                     James Wiess

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks capital appreciation.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The fund invests primarily in companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the fund. Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Under normal market conditions, the fund invests at least 80% of its total assets in common stocks included in the S&P 500. It may also invest in other common stocks not included in the S&P 500. The fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 options).

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


10  Pilgrim Research Enhanced Index Fund

                                                                         PILGRIM
                                                               RESEARCH ENHANCED
                                                                      INDEX FUND

--------------------------------------------------------------------------------
HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

This fund does not have a performance history because it was formed on December 30, 1998.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                        Pilgrim Research Enhanced Index Fund  11

                                                       Adviser
                                                       Pilgrim Advisors, Inc.

PILGRIM                                                Portfolio managers
GROWTH                                                 Jeffery Bernstein
OPPORTUNITIES                                          Mary Lisanti
FUND

--------------------------------------------------------------------------------

OBJECTIVE

This fund seeks long-term growth of capital by investing primarily in domestic common stocks.

INVESTMENT
STRATEGY

The fund invests primarily in U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. The portfolio managers use themes to help find the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities - securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


12  Pilgrim Growth Opportunities Fund

                                                                         PILGRIM
                                                                          GROWTH
                                                                   OPPORTUNITIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                                1989      24.25
                                1990      -5.24
                                1991      38.10
                                1992       8.05
                                1993      10.36
                                1994      -7.66
                                1995      24.40
                                1996      19.90
                                1997      22.94
                                1998      22.78

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 31.14%

4th quarter 1987: down 21.57%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                                        S&P
                                                                                        500
                            Class A(2)     Class B(3)    Class C(4)    Class T(5)     Index(6)
----------------------------------------------------------------------------------------------
One year, ended
December 31, 1998       %      16.49         17.69         21.90         18.79         28.57
----------------------------------------------------------------------------------------------
Five years, ended
December 31, 1998       %        N/A           N/A           N/A         15.76         24.05
----------------------------------------------------------------------------------------------
Ten years, ended
December 31, 1998       %        N/A           N/A           N/A         14.96         19.19
----------------------------------------------------------------------------------------------
Since inception(7)      %      20.27         21.16         21.50         13.50         17.90
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)   Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies. The since inception return for the Index is for the Class T time period.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                           Pilgrim Growth Opportunities Fund  13

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
LARGECAP
GROWTH FUND

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. As of June 30, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories, or exchanges than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


14  Pilgrim LargeCap Growth Fund

                                                                         PILGRIM
                                                                        LARGECAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994
                                1995
                                1996
                                1997
                                1998      59.45

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up 37.87%

3rd quarter 1998: down -8.50%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                       Russell
                                                                        1000
                                                                       Growth
                            Class A(3)    Class B(4)    Class C(5)     Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998       %     50.26         53.68         57.34         38.71
--------------------------------------------------------------------------------
Since inception(7)      %     39.24         40.46         44.12         44.57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Growth Index with higher than average price-to-book ratios and forecasted growth.

(7)   The Fund commenced operations on July 21, 1997.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                Pilgrim LargeCap Growth Fund  15

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio manager
MIDCAP                                                G. David Underwood
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

Strong Balance Sheet -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long term debt to capitalization ratio is below 25%.

Reinvested Earnings -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

Attractive Price -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less that the corresponding ratio for at least half of the medium sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. To the extent the Fund invests in small-cap companies, such securities may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.


16  Pilgrim MidCap Value Fund

                                                                         PILGRIM
                                                                          MIDCAP
                                                                      VALUE FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994
                                1995
                                1996      29.56
                                1997      21.87
                                1998       4.89

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

1st quarter 1998: up 13.87%

3rd quarter 1998: down -13.94%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index. The Indices have an inherent performance advantage over the Fund since it has no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(2)

                                                                       Russell
                                                           Russell      MidCap
                                                            MidCap      Value
                    Class A(3)   Class B(4)   Class M(5)   Index(6)    Index(7)
--------------------------------------------------------------------------------
One year,
ended
December 31,
1998            %     -1.15        -0.75         0.63       10.10        5.08
--------------------------------------------------------------------------------
Since
inception(8)    %     15.53        16.07        15.70       18.85       19.43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Class C shares of the Fund were not offered during the period ended December 31, 1998.

(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a sales charge of 3.5%.

(6) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(7) The Russell MidCap Value Index measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.

(8) Classes A, B and M commenced operations on September 1, 1995. Class C commenced operations on May 24, 1999.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                   Pilgrim MidCap Value Fund  17

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio managers
MIDCAP                                                Jeffrey Bernstein
OPPORTUNITIES                                         Mary Lisanti
FUND

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

This fund seeks long-term capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The fund invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes.

The portfolio managers use a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. The portfolio managers use themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small and mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


18  Pilgrim MidCap Opportunities Fund

                                                                         PILGRIM
                                                                          MIDCAP
                                                                   OPPORTUNITIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS    [GRAPHIC OMITTED]
PERFORMED

This fund does not have a performance history because it was formed on August 20, 1998.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                           Pilgrim MidCap Opportunities Fund  19

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
MIDCAP
GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE   [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks. It may invest the remainder of its assets in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be medium-sized if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell Midcap Growth Index. As of September 30, 1999, the middle 90% included companies with capitalizations between $__ billion and $__ billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, but usually tend to have less volatile price swings than smaller companies.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


20  Pilgrim MidCap Growth Fund

                                                                         PILGRIM
                                                                          MIDCAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994      -11.00
                                1995       37.64
                                1996       15.84
                                1997       15.88
                                1998       14.14

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up 25.23%

3rd quarter 1998: down -17.73%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Russell Midcap Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                      Russell
                                                                       Midcap
                                                                       Growth
                           Class A(3)   Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998      %      7.60         8.29          12.44         17.86
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998      %     12.09           --          12.75         17.34
--------------------------------------------------------------------------------
Since inception(7)     %     13.18         18.26         13.66         17.99

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a sales charge of 1% for the 1 year return.

(6) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. Since inception performance for index is shown for the Class A and C time period.

(7) Classes A and C commenced operations on April 30, 1993. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                  Pilgrim MidCap Growth Fund  21

                                                 Adviser
                                                 Pilgrim Advisors, Inc.

                                                 Sub-Adviser
                                                 Navellier Fund Management, Inc.

PILGRIM                                          Portfolio manager
GROWTH +                                         Louis Navellier
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

This fund seeks capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT
STRATEGY    [GRAPHIC OMITTED]

The fund invests primarily in companies the portfolio manager identifies as either growth or value companies through quantitative analysis. Growth companies have above average earnings or sales growth and higher price to earnings ratios. Value companies are temporarily undervalued or out of favor, and tend to have lower price to book ratios relative to price and higher returns on equity. The percentage of fund assets allocated to the two different kinds of companies varies depending on the portfolio manager's assessment of economic conditions and investment opportunities.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertibles with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


22  Pilgrim Growth + Value Fund

                                                                         PILGRIM
                                                                        GROWTH +
                                                                      VALUE FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                                 1997     18.10
                                 1998     17.72

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 29.15%

3rd quarter 1998: down 16.34%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                       Russell
                                                                         2000
                                  Class A(2)  Class B(3)  Class C(4)   Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998          %        10.93       11.77       15.68       -2.54
--------------------------------------------------------------------------------
Since inception(6)         %        12.09       13.22       14.41        9.99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(6) The fund commenced operations on November 18, 1996.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                 Pilgrim Growth + Value Fund  23

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio manager
SMALLCAP                                              Mary Lisanti
OPPORTUNITIES
FUND

--------------------------------------------------------------------------------

OBJECTIVE

This fund seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities on the basis of their potential for growth.

INVESTMENT
STRATEGY

The fund invests primarily in the common stock of smaller, lesser-known U.S. companies that the portfolio manager feels have above average prospects for growth. For this fund, smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small and medium sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


24  Pilgrim SmallCap Opportunities Fund

                                                                         PILGRIM
                                                                        SMALLCAP
                                                                   OPPORTUNITIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                                 1989       22.20
                                 1990       -8.83
                                 1991       57.27
                                 1992       14.54
                                 1993       20.16
                                 1994       -4.86
                                 1995       11.34
                                 1996       17.47
                                 1997       14.29
                                 1998        6.94

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 28.63%

3rd quarter 1998: down 24.18%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                        Russell
                                                                          2000
                        Class A(2)  Class B(3)  Class C(4)  Class T(5)  Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998      %   1.42        1.84        5.81        2.94      -2.54
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998      %    N/A         N/A         N/A        8.75      11.87
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998      %    N/A         N/A         N/A       13.88      12.92
--------------------------------------------------------------------------------
Since inception(7)     %  12.93       13.62       14.00       10.20      11.33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)   Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies. The since inception return for the Index is for the Class T time period.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                         Pilgrim SmallCap Opportunities Fund  25

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
SMALLCAP
GROWTH FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks. It may invest the remainder in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign equity or debt securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. As of June 30, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


26  Pilgrim SmallCap Growth Fund

                                                                         PILGRIM
                                                                        SMALLCAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994          -4.03
                                1995          34.87
                                1996          18.27
                                1997          11.24
                                1998           3.68

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up 26.90%

3rd quarter 1998: down -23.64%

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         Russell
                                                                          2000
                                                                         Growth
                                  Class A(3)   Class B(4)  Class C(5)   Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998             %      -2.26       -1.96        2.12        1.23
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998             %      10.71          --       11.37       10.22
--------------------------------------------------------------------------------
Since inception(7)            %      11.38       14.46       12.03       10.87
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. The since inception return for the Index is for the Class A and C time period.

(7) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                Pilgrim SmallCap Growth Fund  27

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio manager
BANK AND                                              Carl Dorf
THRIFT FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund primarily seeks long-term capital appreciation; a secondary objective is income.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated investment grade or comparable quality by at least one nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The adviser emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the adviser believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Concentration -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a Fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.


28  Pilgrim Bank and Thrift Fund

                                                                         PILGRIM
                                                                        BANK AND
                                                                     THRIFT FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                  1989        20.79
                                  1990       -18.14
                                  1991        49.49
                                  1992        32.36
                                  1993         7.79
                                  1994        -1.89
                                  1995        49.69
                                  1996        41.10
                                  1997        64.86
                                  1998        -1.83

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company.

Best and worst quarterly performance during this period:

4th quarter 1998: up     %

3rd quarter 1998: down     %

The Fund's year-to-date total return as of September 30, 1999 was _____%.

The table below compares the Fund's performance to that of three broad measures of market performance -- the S&P 500 Index, the S&P Major Regional Banks Index and the NASDAQ 100 Financial Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(3)

                                                               S&P
                                                              Major      NASDAQ
                                                  S&P       Regional      100
                                                  500         Banks    Financial
                       Class A(4)   Class B(5)  Index(6)     Index(7)   Index(8)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998     %   -7.48       -7.27       28.58       10.42       -1.09
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998     %   25.89          --       23.81       23.77       21.98
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998     %   20.90          --       18.95       21.41         N/A
--------------------------------------------------------------------------------
Since inception
of Class B(9)         %      --        4.29       26.13       15.84        7.92
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(3) Prior to October 17, 1997, the Fund operated as a closed-end investment company.

(4)   Reflects deduction of sales charge of 5.75%.

(5) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(7) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.

(8) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.

(9)   Class B shares commenced operations on October 17, 1997.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                Pilgrim Bank and Thrift Fund  29

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
WORLDWIDE
GROWTH
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities, which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


30  Pilgrim Worldwide Growth Fund

                                                                         PILGRIM
                                                                       WORLDWIDE
                                                                          GROWTH
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                               1989
                               1990
                               1991
                               1992
                               1993
                               1994            2.45
                               1995           14.74
                               1996           17.92
                               1997           17.28
                               1998           37.34

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up 26.87%

3rd quarter 1998: down -13.43%

The Fund's year-to-date total return as of September 30, 1999 was      %

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI World Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         MSCI
                                                                        World
                                 Class A(3)   Class B(4)  Class C(5)   Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998               %   29.43       31.68       35.39       22.78
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998               %   16.04          --       16.70       13.94
--------------------------------------------------------------------------------
Since inception(7)              %   16.61       21.12       17.09       13.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The since inception return for the index is for the Class A and C time period.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                               Pilgrim Worldwide Growth Fund  31

                                               Adviser
                                               Pilgrim Investments, Inc.

                                               Sub-Advisers
                                               Brandes Investments Partners L.P.

PILGRIM                                        Portfolio managers
INTERNATIONAL                                  Charles Brandes
VALUE FUND                                     Jeff Busby

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may be located in Western Europe, North and South America, Australia, Asia and other regions. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,

o 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Furthermore, the Fundis investments in smaller companies may be subject to more abrupt or erratic movements in price because smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies, and the value of the investment depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks that the Fund invests in. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


32  Pilgrim International Value Fund

                                                                         PILGRIM
                                                                   INTERNATIONAL
                                                                      VALUE FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes int he performance of the Fund's Class A shares from year to year.

Year by year total return (%)(1)

                               1996     15.23
                               1997     17.86
                               1998     13.46

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 18.81%

3rd quarter 1998: down 14.73%

The Fund's year-to-date total return as of September 30, 1999 was ___%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         MSCI
                                                                         EAFE
                              Class A(2)    Class B(3)   Class C(4)    Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998           %     6.90         7.73        11.76        20.00
--------------------------------------------------------------------------------
Since inception(6)          %    13.63        12.04        14.70        11.24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The since inception return for the Index is for the Class A time period.

(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                            Pilgrim International Value Fund  33

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
INTERNATIONAL
CORE GROWTH
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests in the larger companies in each country. Generally, this means issuers in each country whose stock market capitalizations are in the top 75% of publicly traded companies in that country.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder primarily in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


34  Pilgrim International Core Growth Fund

                                                                         PILGRIM
                                                                   INTERNATIONAL
                                                                     CORE GROWTH
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995
                                 1996
                                 1997
                                 1998     20.92

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

1st quarter 1998: up 17.16%

3rd quarter 1998: down -14.91%

The Fund's year-to-date total return as of September 30, 1999 was     %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                          MSCI
                                                                          EAFE
                               Class A(3)   Class B(4)   Class C(5)     Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998            %    13.93        15.31        19.20        20.33
--------------------------------------------------------------------------------
Since inception(7)           %    16.44        18.85        20.47        12.97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 4% respectively for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(7)   The fund commenced operations on February 28, 1997.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                      Pilgrim International Core Growth Fund  35

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
INTERNATIONAL
SMALLCAP
GROWTH FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund considers a company to be small if it has a market capitalization below $1.5 billion. The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by stock market capitalizations in each country.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


36  Pilgrim International SmallCap Growth Fund

                                                                         PILGRIM
                                                                   INTERNATIONAL
                                                                        SMALLCAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                                1989
                                1990
                                1991
                                1992
                                1993
                                1994
                                1995        5.51
                                1996       17.58
                                1997       13.46
                                1998       35.57

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

1st quarter 1998: up 24.53%

3rd quarter 1998: down -15.35%

The Fund's year-to-date total return as of September 30, 1999 was      %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                       Salomon
                                                                         EPAC
                                                                          EM
                              Class A(3)   Class B(4)   Class C(5)     Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998           %    27.79        29.83        33.89        14.14
--------------------------------------------------------------------------------
Since inception(7)          %    13.00        18.31        13.71         3.71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada. The inception return for the Index is for the Class A and C time period.

(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                  Pilgrim International SmallCap Growth Fund  37

                                               Adviser
                                               Pilgrim Advisors, Inc.

                                               Sub-Adviser
                                               Brandes Investment Partners, L.P.

PILGRIM                                        Portfolio managers
EMERGING                                       Charles Brandes
MARKETS                                        Ian Sunder
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The fund holds primarily common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.

Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,

o 150% of the weighting of the country or industry in the MSCI EMF Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks that the Fund invests in. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


 .
38  Pilgrim Emerging Markets Value Fund

                                                                         PILGRIM
                                                                        EMERGING
                                                                         MARKETS
                                                                      VALUE FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total return (%)(1)

                                1998   -22.58

--------------------------------------------------------------------------------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 16.95%

2nd quarter 1998: down 24.79%

The Fund's year-to-date total return as of September 30, 1999 was ___%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total return

                                                                          MSCI
                                                                          EMF
                            Class A(2)    Class B(3)    Class C(4)      Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998(6)     %    -27.03        -26.88        -24.02        -25.34

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of dererred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6)   The fund commenced operations on January 1, 1998.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                         Pilgrim Emerging Markets Value Fund  39

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
EMERGING
COUNTRIES
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund invests at least 65% of its total assets in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the sub-adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach, and seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


40  Pilgrim Emerging Countries Fund

                                                                         PILGRIM
                                                                        EMERGING
                                                                       COUNTRIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                           1989
                           1990
                           1991
                           1992
                           1993
                           1994
                           1995           6.34
                           1996          27.50
                           1997           9.44
                           1998         -22.19

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

2nd quarter 1995: up 15.01%

3rd quarter 1998: down -26.06%

The Fund's year-to-date total return as of September 30, 1999 was      %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                       MSCI
                                                                       EMF
                               Class A(3)   Class B(4)  Class C(5)    Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998            %   -26.67      -26.05      -22.98      -27.52
--------------------------------------------------------------------------------
Since inception(7)           %     0.96        1.48        1.45      -13.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. The since inception return for the Index is for the Class A and C time period.

(7) Classes A and C commenced operations on November 25, 1994. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                             Pilgrim Emerging Countries Fund  41

                                                      Adviser
                                                      Pilgrim Investments, Inc.

                                                      Portfolio managers
PILGRIM                                               Ian Burden
ASIA-PACIFIC                                          Man Wing Chung
EQUITY FUND                                           Frederic Lutcher III
--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Fund is managed using the investment philosophy that the sub-adviser, HSBC Asset Management Americas, Inc. and HSBC Asset Management Hong Kong Limited
(HSBC), uses in managing private Asia-Pacific portfolios. HSBC bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the sub-adviser emphasize a value approach that seeks growth at a reasonable price. This approach involves include analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia-Pacific Region -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.


42  Pilgrim Asia-Pacific Equity Fund

                                                                         PILGRIM
                                                                    ASIA-PACIFIC
                                                                     EQUITY FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                          1989
                          1990
                          1991
                          1992
                          1993
                          1994
                          1995
                          1996             9.46
                          1997           -43.73
                          1998           -15.51

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 23.32%

4th quarter 1997: down -33.22%

The Fund's year-to-date total return as of September 30, 1999 was     %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the MSCI Far East ex-Japan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         MSCI
                                                                       Far East
                                                                       ex-Japan
                           Class A(2)    Class B(3)     Class M(4)     Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998        %   -20.37        -20.57        -19.26         -4.82
--------------------------------------------------------------------------------
Since inception(6)       %   -19.55        -19.51        -19.47          7.80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of sales charge of 3.5% for the 1 year return.

(5) The Morgan Stanley Capital International Far East Free ex-Japan (MSCI Far East Free ex-Japan) Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan.

(6)   The Fund commenced operations on September 1, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                            Pilgrim Asia-Pacific Equity Fund  43

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio managers
GOVERNMENT                                            Robert Kinsey
SECURITIES                                            Charles Ullerich
INCOME FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of September 1999, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
3.08 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. government, its agencies and government sponsored enterprises.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


44  Pilgrim Government Securities Income Fund

                                                                         PILGRIM
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                                     INCOME FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1989            12.92
                              1990             8.03
                              1991            11.90
                              1992             7.46(1)
                              1993             4.71
                              1994            -3.61
                              1995            14.51
                              1996             2.56
                              1997             7.85
                              1998             5.61

-------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1989: up 7.76%

1st quarter 1994: down -2.66%

The Fund's year-to-date total return as of September 30, 1999 was      %.

The table below compares the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers/Mortgage Government Index and the Lehman Brothers Intermediate Treasury Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(2)

                                                               Lehman
                                                               Gov't/    Lehman
                                                              Mortgage   Interm
                         Class A(3)  Class B(4)  Class M(5)   Index(6)  Index(7)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998      %    -0.63       -0.15       1.66        8.62      6.98
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998      %    4.20          --          --        6.45      5.98
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998(8)   %    6.56          --          --        8.34      7.38
--------------------------------------------------------------------------------
Since inception(9)     %      --        4.42        4.50        7.20      7.24
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(2) Class C and T shares of the Fund were not offered during the period ended December 31, 1998.

(3)   Reflects deduction of sales charge of 4.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.

(5)   Reflects deduction of a sales charge of 3.25%.

(6) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. __________.

(7) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index that measures the performance of U.S. Treasury bonds and U.S. government agency bonds. Information on the Lehman Intermediate U.S. Government Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.

(8) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

(9)   Classes B and M commenced operations on July 17, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                   Pilgrim Government Securities Income Fund  45

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio managers
GOVERNMENT                                            Robert Kinsey
SECURITIES                                            Charles Ullerich
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Depending on interest rates and market opportunities, the portfolio manager selects U.S. government securities that generally have short and intermediate terms to maturity. The average duration of the fund will generally be three to four years.

Under normal conditions, the fund holds at least 65% of its total assets in securities supported by the full faith and credit of the U.S. government. No more than 20% of its assets may be in securities issued by a single instrumentality or agency not supported by the full faith and credit of the U.S. government. It may also invest in mortgage-backed, zero coupon and other securities, including derivatives.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an invesment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments -- particularly those with longer duration -- may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The Fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and projected changes in interest rates.

Credit risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund is subject to less credit risk than other income funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. However, the Fund may also invest in mortgage-backed and zero coupon securities, which involve greater credit risk and potential volatility. Zero coupon securities are particularly sensitive to changes in interest rates.

Prepayment risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields, which would reduce performance.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


46  Pilgrim Government Securities Fund

                                                                         PILGRIM
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS          [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total return (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                             1989        11.93
                             1990         8.57
                             1991        14.73
                             1992         9.77
                             1993        18.48
                             1994        -9.82
                             1995        22.90
                             1996         0.32
                             1997         7.38
                             1998         4.84

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1995: up 8.54%

1st quarter 1994: down 8.47%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Intermediate U.S. Government Index. The Index has an inherent performance advantage over the Fund since they have no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total return

                                                                       Lehman
                                                                    Intermediate
                                                                        U.S.
                                                                     Government
                     Class A(2)  Class B(3)  Class C(4)  Class T(5)   Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998   %   0.22       -0.44        3.37        0.90        8.49
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998   %    N/A         N/A         N/A        4.59        6.45
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998   %    N/A         N/A         N/A        8.52        8.34
--------------------------------------------------------------------------------
Since inception(7)  %   5.11        5.36        5.78        7.06        8.17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)   Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index that measures the performance of U.S. Treasury bonds and U.S. government agency bonds. The since inception return for the Index is for the Class T time period.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                          Pilgrim Government Securities Fund  47

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio managers
STRATEGIC                                             Robert Kinsey
INCOME FUND                                           Kevin Mathews

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum total return.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities rated below investment grade. There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

--------------------------------------------------------------------------------

RISKS      [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


48  Pilgrim Strategic Income Fund

                                                                         PILGRIM
                                                                       STRATEGIC
                                                                     INCOME FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                              1989
                              1990
                              1991
                              1992
                              1993
                              1994
                              1995
                              1996        1.77
                              1997        9.04
                              1998        7.94

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class A, Class B and Class C shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class A operating expenses, Class A, Class B and Class C shares after adjustment for class expenses, would have had substantially similar returns because Institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999 a different adviser managed the Fund.

Best and worst quarterly performance during this period:

4th quarter 1996: up 3.84%

1st quarter 1996: down -0.72%

The Fund's year-to-date total return as of September 30, 1999 was   %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                               Lehman
                                                              Aggregate
                                                                Bond
                                  Class A(3)                  Index(4)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998   %                2.78                       8.67
--------------------------------------------------------------------------------
Since inception(5)  %                6.61                       8.20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class A expenses, including deduction of a sales charge of 4.75%, because Classes A, B and C of the Fund did not have a full year's performance as of December 31, 1998. Please see footnote (2) to the bar chart above.

(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.

(5)   The Fund commenced operations on August 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

                                               Pilgrim Strategic Income Fund  49

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio manager
HIGH YIELD                                            Kevin Mathews
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as 'junk bonds,' are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund reserves the right to also invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus.

While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


50  Pilgrim High Yield Fund

                                                                         PILGRIM
                                                                      HIGH YIELD
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1989        1.87
                              1990       -9.49
                              1991       29.44
                              1992       16.19
                              1993       18.52
                              1994       -1.55
                              1995       17.71
                              1996       15.76
                              1997       14.98
                              1998       -2.96

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

1st quarter 1991: up  14.83%

3rd quarter 1998: down -7.91%

The Fund's year-to-date total return as of September 30, 1999 was    %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(2)

                                                                       Lehman
                                                                     High Yield
                                                                        Bond
                             Class A(3)   Class B(4)   Class M(5)      Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998     %        -7.60       -8.02         -6.58          1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998     %         7.36          --            --          8.57
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998     %         8.88          --            --         10.55
--------------------------------------------------------------------------------
Since inception(7)    %           --        7.75          7.69          8.91(4)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Class C shares of the Fund were not offered during the period ended December 31, 1998.

(3)   Reflects deduction of sales charge of 4.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.

(5)   Reflects deduction of a sales charge of 3.25%.

(6) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. Since inception returns for the Index is shown for the Class B and M time period.

(7)   Classes B and M commenced operations on July 17, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                     Pilgrim High Yield Fund  51

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio manager
HIGH YIELD                                            Kevin Mathews
FUND II

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risk of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


52  Pilgrim High Yield Fund II

                                                                         PILGRIM
                                                                      HIGH YIELD
                                                                         FUND II

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                              1989
                              1990
                              1991
                              1992
                              1993
                              1994
                              1995
                              1996
                              1997        21.05
                              1998         4.69

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class A, Class B and Class C shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class A operating expenses, Class A, Class B and Class C shares after adjustment for class expenses, would have had substantially similar returns because Institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999 a different adviser managed the Fund.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 8.30%

3rd quarter 1998: down -7.14%

The Fund's year-to-date total return as of September 30, 1999 was    %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(3)

                                                                   First
                                                                  Boston
                                                                   High
                                                                   Yield
                               Class A(4)                         Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998        %       -0.32                              .58
--------------------------------------------------------------------------------
Since inception(6)       %       12.92                             8.43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class C and T shares of the Fund were not offered during the period ended December 31, 1998.

(4) This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class A expenses, including deduction of a sales charge of 4.75%, because Classes A, B and C of the Fund did not have a full year's performance as of December 31, 1998. See the footnote (2) to the bar chart above.

(5) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.

(6)   The Fund commenced operations on July 31, 1996.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                  Pilgrim High Yield Fund II  53

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio manager
HIGH YIELD                                            Kevin Mathews
FUND III

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high-yield, lower-rated corporate debt instruments of domestic and foreign issuers.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yield bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but that Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------
RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds, because it normally invests primarily in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


54  Pilgrim High Yield Fund III

                                                                         PILGRIM
                                                                      HIGH YIELD
                                                                        FUND III

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1990      -14.59
                              1991       46.49
                              1992       27.58
                              1993       18.89
                              1994       -2.18
                              1995       13.71
                              1996       14.49
                              1997       10.87
                              1998        1.79

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

1st quarter 1991: up 16.09%

3rd quarter 1990: down 11.71%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns
                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                       Class A(2) Class B(3)  Class C(4)   Class T(5)  Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998   %    -2.65      -3.37        0.46        -1.93       1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998   %      N/A        N/A         N/A         7.52       8.57
--------------------------------------------------------------------------------
Since inception(7)  %     7.47       7.67        8.15         9.97      10.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)   Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio. The since inception return for the Index is for the Class T time period.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on May 30, 1989.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                 Pilgrim High Yield Fund III  55

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio manager
HIGH TOTAL                                            Kevin Mathews
RETURN FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


56  Pilgrim High Total Return Fund

                                                                         PILGRIM
                                                                      HIGH TOTAL
                                                                     RETURN FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1994       -8.57
                              1995       21.17
                              1996       15.70
                              1997       11.44
                              1998       -7.96

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 7.40%

3rd quarter 1998: down 13.76%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                   Lehman
                                                                 High Yield
                                                                    Bond
                           Class A(2)  Class B(3)   Class C(4)    Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %      -12.26      -12.77        -9.38         1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998    %        4.62         N/A          N/A         8.57
--------------------------------------------------------------------------------
Since inception(6)   %        5.03        4.05         4.90         8.65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class A time period.

(6) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                              Pilgrim High Total Return Fund  57

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio manager
HIGH TOTAL                                            Kevin Mathews
RETURN FUND II

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high income and capital appreciation.


INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high yield and zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


58  Pilgrim High Total Return Fund II

                                                                         PILGRIM
                                                                      HIGH TOTAL
                                                                  RETURN FUND II

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1998    -2.93

--------------------------------------------------------------------------------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1997: up 8.89%

3rd quarter 1998: down 8.44%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                    Lehman
                                                                  High Yield
                                                                     Bond
                           Class A(2)   Class B(3)    Class C(4)   Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %      -7.61         -8.04        -4.49         1.87
--------------------------------------------------------------------------------
Since inception(6)   %       5.18          5.20         7.24         6.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

(6)   The Fund commenced operations on January 31, 1997.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                           Pilgrim High Total Return Fund II  59

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio manager
MONEY MARKET
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Since the Fund invests substantially all of its assets in another investment company, the Fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the obligations of U.S. banks which may be purchased by the Primary Institutional Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. Government Securities and in instruments secured or collateralized by U.S. Government Securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. Government Securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to help the Fund maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Investment of the Fund's assets in the Class A shares of the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:

Changes in Interest Rates -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days. Still, the value of the Fund's investment may fall when interest rates rise.

Credit Risk -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. Government Securities -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National


60  Pilgrim Money Market Fund

                                                                         PILGRIM
                                                                    MONEY MARKET
                                                                            FUND

--------------------------------------------------------------------------------

Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

BECAUSE THE FUND INVESTS ALL OF ITS ASSETS IN ANOTHER REGISTERED MANAGEMENT INVESTMENT COMPANY, THE FUND AND ITS SHAREHOLDERS WILL BEAR THE INVESTMENT ADVISORY FEES AND EXPENSES OF THE FUND AND THE OTHER REGISTERED MANAGEMENT INVESTMENT COMPANY IN WHICH IT INVESTS WITH THE RESULT THAT THE FUND'S EXPENSES MAY BE HIGHER THAN THOSE OF OTHER MONEY MARKET FUNDS WHICH INVEST DIRECTLY IN MONEY MARKET INSTRUMENTS. THE FUND IS ALSO DESIGNED FOR INVESTORS WHO DESIRE A SHORT-TERM INVESTMENT AND MAY NOT BE APPROPRIATE FOR THOSE INVESTORS DESIRING A LONG-TERM INVESTMENT.

Risks of Foreign Investing -- to the extent the Primary Institutional Fund invests in letters of credit and other deposit-type obligations of foreign banks and foreign branches of foreign banks, foreign investments may be riskier than U.S. investments for many reasons, including unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure banks and foreign controls on investment.

Repurchase Agreements -- the Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Securities Lending -- loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights to the collateral in the event of insolvency of the borrower of the securities.

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

This fund does not have a performance history because it was formed on July 1, 1999.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                   Pilgrim Money Market Fund  61

                                                      Adviser
                                                      Pilgrim Investments, Inc.

PILGRIM                                               Portfolio managers
BALANCED                                              Robert Kinsey
FUND                                                  Kevin Mathews
                                                      G. David Underwood

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and will seek a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets will be invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach in equity selection, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


62  Pilgrim Balanced Fund

                                                                         PILGRIM
                                                                        BALANCED
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                              1989
                              1990
                              1991
                              1992
                              1993
                              1994        6.29
                              1995       23.44
                              1996       16.39
                              1997       20.50
                              1998       23.34

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)   Prior to May 24, 1999, a different adviser managed the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up     %

3rd quarter 1990: down -   %

The Fund's year-to-date total return as of September 30, 1999 was    %.

The table below compares the Fund's performance to that of a broad measure of market performance -- a composite index consisting of 60% S&P 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns(3)
                                                                      Composite
                         Class A(4)     Class B(5)     Class C(6)      Index(7)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %     16.26          17.80          21.52          20.93
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998    %     13.52             --          14.14          17.34
--------------------------------------------------------------------------------
Since inception(8)   %     14.25          26.42          14.75          15.27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class T shares of the Fund were not offered during the period ended December 31, 1998.

(4)   Reflects deduction of sales charge of 5.75%.

(5) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(6)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(7) The since inception return for the Index is for the Class A and C time period.

(8) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                       Pilgrim Balanced Fund  63

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio managers
INCOME AND                                            This fund is managed by a
GROWTH FUND                                           team of portfolio managers


--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The fund invests in a mix of equity and investment grade debt securities designed to provide both current income and long-term growth of capital.

Under normal market conditions, the fund invests at least 65% of its total assets in income-producing securities. It generally holds no more than 30% of its assets in convertible securities.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the dividend paying and convertible equity securities in which the Fund may invest. Rather, the market could favor other types of equity securities, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The Fund's performance is significantly affected by changes in interest rates. The value of the debt and convertible securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit risk -- the Fund could lose money if the issuer of a debt or convertible security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to additional credit risk because the convertible securities in which it invests may reduce performance and increase volatility if the issuers stop making interest and principal payments.


64  Pilgrim Income and Growth Fund

                                                                         PILGRIM
                                                                      INCOME AND
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1994       -3.56
                              1995       21.33
                              1996       15.23
                              1997       15.56
                              1998        5.76

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 12.28%

3rd quarter 1998: down 9.21%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lipper Balanced Fund Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         Lipper
                                                                        Balanced
                                                                          Fund
                            Class A(2)     Class B(3)     Class C(4)    Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %       -0.32           0.28            4.06        15.09
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998    %        9.20            N/A             N/A        13.87
--------------------------------------------------------------------------------
Since inception(6)   %        9.54           8.93           10.05        13.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation). The since inception return for the Index is for the Class A time period.

(6) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                               Pilgrim Income and Growth Fund 65

                                                      Adviser
                                                      Pilgrim Advisors, Inc.

PILGRIM                                               Portfolio managers
BALANCE SHEET                                         Robert Kinsey
OPPORTUNITIES                                         Kevin Mathews
FUND                                                  G. David Underwood

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

The portfolio manager reviews various factors relating to an issuer, especially its financial statements, to determine which type of security -- debt or equity -- offers the best potential for high current income combined with the potential for capital growth.

Under normal market conditions, the fund invests at least 51% of its total assets in income-producing securities. It may hold up to 50% of its assets in debt securities rated as low as B by Moody's or S&P (junk bonds). Equity securities include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Income-producing securities have varying maturities and pay fixed, floating or adjustable interest rates. The fund may also hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Changes in Interest Rates -- the Fund's performance is significantly affected by changes in interest rates. The value of the debt and convertible securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt or convertible security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds, because the debt and convertible securities in which it invests may be lower-rated securities, and it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

The Fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.

Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate and accurate company information, a lack of liquidity in securities, differences in the way securities markets operate, accounting, auditing, and/or financial standards that are different than those in the U.S., less secure foreign banks, securities depositories, or exchanges than those in the U.S., and foreign controls on investment.


66  Pilgrim Balance Sheet Opportunities Fund

                                                                         PILGRIM
                                                                   BALANCE SHEET
                                                                   OPPORTUNITIES
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by year total returns (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1989       17.70
                              1990        0.78
                              1991       21.17
                              1992        8.06
                              1993       14.08
                              1994       -5.33
                              1995       25.11
                              1996       10.18
                              1997       23.91
                              1998        4.64

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 12.71%

3rd quarter 1998: down 13.38%

The Fund's year-to-date total return as of September 30, 1999 was ____%.

The table below compares the Fund's performance to that of a broad measure of market performance -- the Lipper Balanced Fund Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                         Lipper
                                                                        Balanced
                                                                          Fund
                        Class A(2)  Class B(3)  Class C(4)  Class T(5)  Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %    -0.89       -0.36        3.58        0.83      15.09
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998    %      N/A         N/A         N/A       11.09      13.87
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998    %      N/A         N/A         N/A       11.61      13.32
--------------------------------------------------------------------------------
Since inception(7)   %    12.53       13.23       13.61       10.34      12.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)   Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)   Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation). The since inception return for the Index is for the Class T time period.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                    Pilgrim Balance Sheet Opportunities Fund  67

                                           Adviser
                                           Pilgrim Investments, Inc.

                                           Sub-Adviser
                                           Nicholas-Applegate Capital Management

PILGRIM                                    Portfolio manager
CONVERTIBLE
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY       [GRAPHIC OMITTED]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure. The Fund may invest the remainder of its assets in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund also may invest up to 35% of its net assets in zero coupon securities.

In evaluating convertibles,the Fund's sub-adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The sub-adviser searches for what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- lower rated securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


68  Pilgrim Convertible Fund

                                                                         PILGRIM
                                                                     CONVERTIBLE
                                                                            FUND

--------------------------------------------------------------------------------

HOW THE
FUND HAS       [GRAPHIC OMITTED]
PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by year total returns (%)(1)(2)

   [The following table was depicted as a bar chart in the printed material.]

                              1989
                              1990
                              1991
                              1992
                              1993
                              1994       -8.23
                              1995       21.67
                              1996       20.29
                              1997       22.58
                              1998       20.86

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: up 19.73%

3rd quarter 1998: down -9.08%

The Fund's year-to-date total return as of September 30, 1999 was    %.

The table below compares the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total returns

                                                                     First
                                                                    Boston
                                                                  Convertible
                           Class A(3)    Class B(4)    Class C(5)   Index(6)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998    %       13.93         15.31         19.12        6.55
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998    %       13.41            --         14.03       10.80
--------------------------------------------------------------------------------
Since inception(7)   %       15.74         20.61         16.19       11.42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.

(5)   Reflects deduction of sales charge of 1% for the 1 year return.

(6) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio. Since inception return for the Index is shown from April 30, 1993.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.


                                                    Pilgrim Convertible Fund  69

WHAT YOU
PAY TO INVEST

--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the Pilgrim funds.

Fees you pay directly

                                                Class A     Class B      Class C(1)   Class M(2)     Class T
-------------------------------------------------------------------------------------------------------------
Maximum sales charge on your investment
(as a % of offering price) %
-------------------------------------------------------------------------------------------------------------
Equity Funds and Equity & Income Funds          5.75(3)      none          none         3.50(3)       none
-------------------------------------------------------------------------------------------------------------
Income Funds                                    4.75(3)      none          none         3.25(3)       none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (as a % of
purchase or sales price, whichever is less)
-------------------------------------------------------------------------------------------------------------
Equity Funds and Equity & Income Funds          none(4)      5.00(5)       1.00(6)      none          4.00(7)
-------------------------------------------------------------------------------------------------------------
Income Funds                                    none(4)      5.00(5)       1.00(6)      none          4.00(7)
-------------------------------------------------------------------------------------------------------------

(1) Bank and Thrift Fund and Asia-Pacific Equity Fund do not offer Class C shares.

(2) Class M shares are offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

(3)   Reduced for purchases of $50,000 and over. Please see page ___.

(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page
      ___.

(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page ___.

(6)   Imposed upon redemption within 1 year from purchase.

(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page __.

Operating expenses paid each year by the fund
(as a % of average net assets)

Class A                                                     Distribution                   Total
                                                             and service                   fund       Fee waiver
                                                Management     (12b-1)        Other      operating        by            Net
Fund                                               fee          fees       expenses(4)   expenses     adviser(2)     expenses
------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                %          0.72         0.30          0.35          1.37            --         1.37
------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        %          1.00         0.25          1.03          2.28         (0.53)        1.75
------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 %
------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         %          0.75         0.35          0.88          1.98         (0.38)        1.60
------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            %          1.00         0.25          0.53          1.78         (0.03)        1.75
------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           %          0.75         0.35          0.42          1.52            --         1.52
------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         %          1.00         0.35          0.49          1.84            --         1.84
------------------------------------------------------------------------------------------------------------------------------
Bank and Thrift                         %          0.72         0.25          0.23          1.20            --         1.20
------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        %          1.00         0.35          0.54          1.89         (0.04)        1.85
------------------------------------------------------------------------------------------------------------------------------
International Value                     %
------------------------------------------------------------------------------------------------------------------------------
International Core Growth               %          1.00         0.35          0.64          1.99         (0.04)        1.95
------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           %          1.00         0.35          0.59          1.94            --         1.94
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  %
------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      %          1.25         0.35          0.84          2.44         (0.19)        2.25
------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     %          1.25         0.25          1.30          2.80         (0.80)        2.00
------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            %          0.50         0.25          0.83          1.58         (0.08)        1.50
------------------------------------------------------------------------------------------------------------------------------
Government Securities                   %
------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        %          0.45         0.35          0.98          1.78         (0.83)        0.95
------------------------------------------------------------------------------------------------------------------------------
High Yield                              %          0.60         0.25          0.32          1.17         (0.17)        1.00
------------------------------------------------------------------------------------------------------------------------------
High Yield II                           %          0.60         0.25          0.54          1.39         (0.39)        1.00
------------------------------------------------------------------------------------------------------------------------------
High Yield III                          %
------------------------------------------------------------------------------------------------------------------------------
High Total Return                       %
------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    %
------------------------------------------------------------------------------------------------------------------------------
Money Market                            %
------------------------------------------------------------------------------------------------------------------------------
Balanced                                %          0.75         0.35          0.65          1.75         (0.15)        1.60
------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       %
------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             %
------------------------------------------------------------------------------------------------------------------------------
Convertible                             %          0.75         0.35          0.42          1.52            --         1.52
------------------------------------------------------------------------------------------------------------------------------

                                                                        WHAT YOU
                                                                   PAY TO INVEST

--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)

Class B                                                     Distribution                   Total
                                                             and service                   fund       Fee waiver
                                                Management     (12b-1)        Other      operating        by            Net
Fund                                               fee          fees       expenses(4)   expenses     adviser(2)     expenses
------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                %          0.72         1.00          0.35          2.07            --         2.07
------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        %          1.00         1.00          1.03          3.03         (0.53)        2.50
------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 %
------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         %          0.75         1.00          0.88          2.63         (0.38)        2.25
------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            %          1.00         1.00          0.53          2.53         (0.03)        2.50
------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           %          0.75         1.00          0.42          2.17            --         2.17
------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         %          1.00         1.00          0.55          2.55            --         2.55
------------------------------------------------------------------------------------------------------------------------------
Bank and Thrift                         %          0.72         1.00          0.23          1.95            --         1.95
------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        %          1.00         1.00          0.54          2.54         (0.04)        2.50
------------------------------------------------------------------------------------------------------------------------------
International Value                     %
------------------------------------------------------------------------------------------------------------------------------
International Core Growth               %          1.00         1.00          0.63          2.63         (0.03)        2.60
------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           %          1.00         1.00          0.59          2.59            --         2.59
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  %
------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      %          1.25         1.00          0.83          3.08         (0.18)        2.90
------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     %          1.25         1.00          1.30          3.55         (0.80)        2.75
------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            %          0.50         1.00          0.83          2.33         (0.08)        2.25
------------------------------------------------------------------------------------------------------------------------------
Government Securities                   %
------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        %          0.45         0.75          1.02          2.22         (0.87)        1.35
------------------------------------------------------------------------------------------------------------------------------
High Yield                              %          0.60         1.00          0.32          1.92         (0.17)        1.75
------------------------------------------------------------------------------------------------------------------------------
High Yield II                           %          0.60         1.00          0.44          2.04         (0.29)        1.75
------------------------------------------------------------------------------------------------------------------------------
High Yield III                          %
------------------------------------------------------------------------------------------------------------------------------
High Total Return                       %
------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    %
------------------------------------------------------------------------------------------------------------------------------
Money Market                            %
------------------------------------------------------------------------------------------------------------------------------
Balanced                                %          0.75         1.00          0.65          2.40         (0.15)        2.25
------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       %
------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             %
------------------------------------------------------------------------------------------------------------------------------
Convertible                             %          0.75         1.00          0.42          2.17            --         2.17
------------------------------------------------------------------------------------------------------------------------------

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

WHAT YOU
PAY TO INVEST

--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)

Class C                                                     Distribution                   Total
                                                             and service                   fund       Fee waiver
                                                Management     (12b-1)        Other      operating        by            Net
Fund                                               fee          fees       expenses(4)   expenses     adviser(2)     expenses
------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                %          0.72         1.00          0.35          2.07            --         2.07
------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        %          1.00         1.00          1.03          3.03         (0.53)        2.50
------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 %
------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         %          0.75         1.00          0.89          2.64         (0.39)        2.25
------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            %          1.00         1.00          0.53          2.53         (0.03)        2.50
------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    %
------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           %          0.75         1.00          0.43          2.18            --         2.18
------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  %
------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         %          1.00         1.00          0.49          2.49            --         2.49
------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        %          1.00         1.00          0.54          2.54         (0.04)        2.50
------------------------------------------------------------------------------------------------------------------------------
International Value                     %
------------------------------------------------------------------------------------------------------------------------------
International Core Growth               %          1.00         1.00          0.65          2.65         (0.05)        2.60
------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           %          1.00         1.00          0.59          2.59            --         2.59
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  %
------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      %          1.25         1.00          0.82          3.07         (0.17)        2.90
------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            %          0.50         1.00          0.83          2.33         (0.08)        2.25
------------------------------------------------------------------------------------------------------------------------------
Government Securities                   %
------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        %          0.45         0.75          1.01          2.21         (0.86)        1.35
------------------------------------------------------------------------------------------------------------------------------
High Yield                              %          0.60         1.00          0.32          1.92         (0.17)        1.75
------------------------------------------------------------------------------------------------------------------------------
High Yield II                           %          0.60         1.00          0.44          2.04         (0.29)        1.75
------------------------------------------------------------------------------------------------------------------------------
High Yield III                          %
------------------------------------------------------------------------------------------------------------------------------
High Total Return                       %
------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    %
------------------------------------------------------------------------------------------------------------------------------
Money Market                            %
------------------------------------------------------------------------------------------------------------------------------
Balanced                                %          0.75         1.00          0.64          2.39         (0.14)        2.25
------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       %
------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             %
------------------------------------------------------------------------------------------------------------------------------
Convertible                             %          0.75         1.00          0.42          2.17            --         2.17
------------------------------------------------------------------------------------------------------------------------------

Class M                                                     Distribution                   Total
                                                             and service                   fund       Fee waiver
                                                Management     (12b-1)        Other      operating        by            Net
Fund                                               fee          fees       expenses(4)   expenses     adviser(2)     expenses
------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                %          0.72         0.75          0.35          1.82            --         1.82
------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        %          1.00         0.75          1.03          2.78         (0.53)        2.25
------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            %          1.00         0.75          0.53          2.28         (0.03)        2.25
------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     %          1.25         0.75          1.30          3.30         (0.80)        2.50
------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            %          0.50         0.75          0.83          2.08         (0.08)        2.00
------------------------------------------------------------------------------------------------------------------------------
High Yield                              %          0.60         0.75          0.32          1.67         (0.17)        1.50
------------------------------------------------------------------------------------------------------------------------------

                                                                        WHAT YOU
                                                                   PAY TO INVEST

--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)

Class T(5)                                                  Distribution                   Total
                                                             and service                   fund       Fee waiver
                                                Management     (12b-1)        Other      operating        by            Net
Fund                                               fee          fees       expenses(4)   expenses     adviser(2)     expenses
------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    %          0.72         0.75          0.35          1.82            --         1.82
------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  %          1.00         0.75          1.03          2.78         (0.53)        2.25
------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            %          0.50        (0.95)         0.83                       (    )       (    )
------------------------------------------------------------------------------------------------------------------------------
Government Securities                   %          1.00         0.75          0.53          2.28         (0.03)        2.25
------------------------------------------------------------------------------------------------------------------------------
High Yield II                           %          0.60        (0.95)         0.44                       (    )       (    )
------------------------------------------------------------------------------------------------------------------------------
High Yield III                          %          1.25         0.75          1.30          3.30         (0.80)        2.50
------------------------------------------------------------------------------------------------------------------------------
Balanced                                %          0.75         0.50          0.65                       (    )       (    )
------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             %          0.50         0.75          0.83          2.08         (0.08)        2.00
------------------------------------------------------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for each Fund by a class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed.

(2) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap Fund, Bank and Thrift Fund and Government Securities Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For the LargeCap Leaders, MidCap Value and Asia-Pacific Equity Funds, the expense limits will continue until at least June 30, 2000. For High Yield Fund Fund, the current limits will continue through December 31, 1999, at which time they will change to 1.10% for Class A, 1.85% for classes B and C and 1.60% for Class M through at least June 30, 2001. For each remaining Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net asset on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.

(3) Because Class C shares are new for the MagnaCap, LargeCap Leaders, MidCap Value, Government Securities Income and High Yield Funds, their expenses are based on Class B expenses.

(4) Except for the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High Yield Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.

(5) Because Class T shares are new for Government Securities Income, High Yield II, and Balanced, their expenses are based on Class (A) expenses.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

WHAT YOU
PAY TO INVEST

--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

                                                        if you sell your shares                   if you don't sell your shares
                                                ---------------------------------------      ---------------------------------------
Fund                                            1 year    3 years    5 years   10 years      1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                $        706         984      1,282     2,127          706        984      1,282     2,127
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        $        743       1,199      1,680     3,001          743      1,199      1,680     3,001
------------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 $
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         $        728       1,089      1,513     2,689          728      1,089      1,513     2,689
------------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            $        743       1,100      1,481     2,547          743      1,100      1,481     2,547
------------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           $        721       1,028      1,356     2,283          721      1,028      1,356     2,283
------------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         $        751       1,120      1,513     2,609          751      1,120      1,513     2,609
------------------------------------------------------------------------------------------------------------------------------------
Bank and Thrift                         $        690         934      1,197     1,946          690        934      1,197     1,946
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        $        752       1,127      1,530     2,653          752      1,127      1,530     2,653
------------------------------------------------------------------------------------------------------------------------------------
International Value                     $
------------------------------------------------------------------------------------------------------------------------------------
International Core Growth               $        762       1,156      1,579     2,752          762      1,156      1,579     2,752
------------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           $        761       1,149      1,562     2,709          761      1,149      1,562     2,709
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  $
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      $        790       1,257      1,768     3,164          790      1,257      1,768     3,164
------------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     $        766       1,322      1,902     3,469          766      1,322      1,902     3,469
------------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            $        620         927      1,255     2,180          620        927      1,255     2,180
------------------------------------------------------------------------------------------------------------------------------------
Government Securities                   $
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        $        567         850      1,241     2,335          567        850      1,241     2,335
------------------------------------------------------------------------------------------------------------------------------------
High Yield                              $        582         815      1,075     1,815          582        815      1,075     1,815
------------------------------------------------------------------------------------------------------------------------------------
High Yield II                           $        572         819      1,127     1,998          572        819      1,127     1,998
------------------------------------------------------------------------------------------------------------------------------------
High Yield III                          $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return                       $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    $
------------------------------------------------------------------------------------------------------------------------------------
Money Market                            $
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                $        728       1,066      1,442     2,495          728      1,066      1,442     2,495
------------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       $
------------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             $
------------------------------------------------------------------------------------------------------------------------------------
Convertible                             $        721       1,028      1,356     2,283          721      1,028      1,356     2,283
------------------------------------------------------------------------------------------------------------------------------------

                                                                        WHAT YOU
                                                                   PAY TO INVEST

--------------------------------------------------------------------------------

Examples

Class B

                                                        if you sell your shares                   if you don't sell your shares
                                                ---------------------------------------      ---------------------------------------
Fund                                            1 year    3 years    5 years   10 years      1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                $        710         984      1,314     2,221          210        649      1,114     2,221
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        $        753       1,187      1,745     3,133          253        887      1,545     3,133
------------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 $
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         $        728       1,043      1,525     2,747          228        743      1,325     2,747
------------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            $        753       1,085      1,543     2,680          253        785      1,343     2,680
------------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           $        720         979      1,364     2,339          220        679      1,164     2,339
------------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         $        758       1,094      1,555     2,712          258        794      1,355     2,712
------------------------------------------------------------------------------------------------------------------------------------
Bank and Thrift                         $        698         912      1,252     2,080          198        612      1,052     2,080
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        $        753       1,083      1,543     2,710          253        783      1,343     2,710
------------------------------------------------------------------------------------------------------------------------------------
International Value                     $
------------------------------------------------------------------------------------------------------------------------------------
International Core Growth               $        763       1,112      1,590     2,804          263        812      1,390     2,804
------------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           $        762       1,105      1,575     2,767          262        805      1,375     2,767
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  $
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      $        793       1,216      1,784     3,218          293        916      1,584     3,218
------------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     $        778       1,315      1,973     3,599          278      1,015      1,773     3,599
------------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            $        728       1,003      1,405     2,396          228        703      1,205     2,396
------------------------------------------------------------------------------------------------------------------------------------
Government Securities                   $
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        $        637         822      1,226     2,301          137        522      1,026     2,301
------------------------------------------------------------------------------------------------------------------------------------
High Yield                              $        688         889      1,223     2,035          188        589      1,023     2,035
------------------------------------------------------------------------------------------------------------------------------------
High Yield II                           $        678         882      1,243     2,153          178        582      1,043     2,153
------------------------------------------------------------------------------------------------------------------------------------
High Yield III                          $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return                       $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    $
------------------------------------------------------------------------------------------------------------------------------------
Money Market                            $
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                $        728       1,019      1,453     2,551          228        719      1,253     2,551
------------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       $
------------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             $
------------------------------------------------------------------------------------------------------------------------------------
Convertible                             $        720         979      1,364     2,339          220        679      1,164     2,339
------------------------------------------------------------------------------------------------------------------------------------

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

WHAT YOU
PAY TO INVEST

--------------------------------------------------------------------------------

Examples

Class C

                                                        if you sell your shares                   if you don't sell your shares
                                                ---------------------------------------      ---------------------------------------
Fund                                            1 year    3 years    5 years   10 years      1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                $        310       649        1,114     2,400          210        649      1,114     2,400
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        $        353       887        1,545     3,309          253        887      1,545     3,309
------------------------------------------------------------------------------------------------------------------------------------
Research Enhanced Index                 $
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth                         $        328       744        1,329     2,914          228        744      1,329     2,914
------------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            $        353       785        1,343     2,863          253        785      1,343     2,863
------------------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
MidCap Growth                           $        321       682        1,169     2,513          221        682      1,169     2,513
------------------------------------------------------------------------------------------------------------------------------------
Growth + Value                          $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth                         $        352       776        1,326     2,826          252        776      1,326     2,826
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                        $        353       783        1,343     2,869          253        783      1,343     2,869
------------------------------------------------------------------------------------------------------------------------------------
International Value                     $
------------------------------------------------------------------------------------------------------------------------------------
International Core Growth               $        363       814        1,396     2,976          263        814      1,396     2,976
------------------------------------------------------------------------------------------------------------------------------------
International SmallCap Growth           $        362       805        1,375     2,925          262        805      1,375     2,925
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value                  $
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries                      $        393       915        1,580     3,359          293        915      1,580     3,359
------------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            $        328       703        1,205     2,585          228        703      1,205     2,585
------------------------------------------------------------------------------------------------------------------------------------
Government Securities                   $
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income                        $        237       521        1,023     2,405          137        521      1,023     2,405
------------------------------------------------------------------------------------------------------------------------------------
High Yield                              $        288       589        1,023     2,230          188        589      1,023     2,230
------------------------------------------------------------------------------------------------------------------------------------
High Yield II                           $        278       582        1,043     2,321          178        582      1,043     2,321
------------------------------------------------------------------------------------------------------------------------------------
High Yield III                          $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return                       $
------------------------------------------------------------------------------------------------------------------------------------
High Total Return II                    $
------------------------------------------------------------------------------------------------------------------------------------
Money Market                            $
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                $        328       718        1,250     2,704          228        718      1,250     2,704
------------------------------------------------------------------------------------------------------------------------------------
Income and Growth                       $
------------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             $
------------------------------------------------------------------------------------------------------------------------------------
Convertible                             $        320       679        1,164     2,503          220        679      1,164     2,503
------------------------------------------------------------------------------------------------------------------------------------

Class M

                                                        if you sell your shares                   if you don't sell your shares
                                                ---------------------------------------      ---------------------------------------
Fund                                            1 year    3 years    5 years   10 years      1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
MagnaCap                                $        528         902      1,301     2,412          528        902      1,301     2,412
------------------------------------------------------------------------------------------------------------------------------------
LargeCap Leaders                        $        570       1,134      1,723     3,313          570      1,134      1,723     3,313
------------------------------------------------------------------------------------------------------------------------------------
MidCap Value                            $        570       1,035      1,525     2,872          570      1,035      1,525     2,872
------------------------------------------------------------------------------------------------------------------------------------
Asia-Pacific Equity                     $        594       1,258      1,945     3,767          594      1,258      1,945     3,767
------------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            $        521         932      1,368     2,577          521        932      1,368     2,577
------------------------------------------------------------------------------------------------------------------------------------
High Yield                              $        482         821      1,189     2,224          482        821      1,189     2,224
------------------------------------------------------------------------------------------------------------------------------------

Class T

                                                        if you sell your shares                   if you don't sell your shares
                                                ---------------------------------------      ---------------------------------------
Fund                                            1 year    3 years    5 years   10 years      1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                    $
------------------------------------------------------------------------------------------------------------------------------------
SmallCap Opportunities                  $
------------------------------------------------------------------------------------------------------------------------------------
Government Securities Income            $
------------------------------------------------------------------------------------------------------------------------------------
Government Securities                   $
------------------------------------------------------------------------------------------------------------------------------------
High Yield II                           $
------------------------------------------------------------------------------------------------------------------------------------
High Yield III                          $
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                $
------------------------------------------------------------------------------------------------------------------------------------
Balance Sheet Opportunities             $
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SHAREHOLDER
                                                                           GUIDE

--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS

PILGRIM PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

o Front-end sales charge, as described on the next page (except for Money Market Fund).

o     Distribution and service (12b-1) fees of 0.25% to 0.35%.

Class B

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
      Fund)

o     A contingent deferred sales charge, as described on the next page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

Class C

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
      Fund)

o A 1% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

o     Not offered by Bank and Thrift Fund and Asia-Pacific Equity Fund.

Class M

o     Lower front-end sales charge than Class A, as described on the next page.

o     Distribution and service (12b-1) fees of 0.75%.

o No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

o Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

Class T

o No longer available for purchase, unless you are receiving income earned on Class T shares or exchanging Class T shares you already own

o     Distribution and service (12b-1) fees of 0.65 to 1% (varies by fund)

o     A contingent deferred sales charge, as described in this section.

o Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares.

Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

SHAREHOLDER
GUIDE

--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS

SALES CHARGE CALCULATION

Class A

Class A shares of the funds are sold subject to the following sales charge:

                                           Equity Funds,
                                         Balanced Fund and
                                          Convertible Fund                               Income Funds
                               --------------------------------------         ---------------------------------
                                  As a %                                        As a %
                                  of the                  As a % of             of the              As a % of
                                 offering                    net               offering                net
Your investment                    price                 asset value             price             asset value
---------------------------------------------------------------------------------------------------------------
Less than $50,000                  5.75                    6.10                  4.75                 4.99
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.50                    4.71                  4.50                 4.71
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                    3.63                  3.50                 3.63
---------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                    2.56                  2.50                 2.56
---------------------------------------------------------------------------------------------------------------
$500,000 - $1,000,000              2.00                    2.04                  2.00                 2.04
---------------------------------------------------------------------------------------------------------------
$1,000,000 and over              See below                                     See below

Money Market Fund

There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim fund, you will be charged the applicable sales load for that fund upon the exchange.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                     Period during which
Your investment                        CDSC             CDSC applies
--------------------------------------------------------------------------------
$1,000,000 to $2,499,999               1.00%               2 years
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999               0.50%               1 year
--------------------------------------------------------------------------------
$5,000,000 and over                    0.25%               1 year
--------------------------------------------------------------------------------

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.

SHAREHOLDER
GUIDE

--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS


Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(1)

                                                              CDSC on shares
Years after purchase                                            being sold
--------------------------------------------------------------------------------
1st year                                                            5%
--------------------------------------------------------------------------------
2nd year                                                            4%
--------------------------------------------------------------------------------
3rd year                                                            3%
--------------------------------------------------------------------------------
4th year                                                            3%
--------------------------------------------------------------------------------
5th year                                                            2%
--------------------------------------------------------------------------------
6th year                                                            1%
--------------------------------------------------------------------------------
After 6th year                                                     none
--------------------------------------------------------------------------------

(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.


Class C Deferred Sales Charge

                                                                CDSC on shares
Years after purchase                                              being sold
--------------------------------------------------------------------------------
1st year                                                %             1
--------------------------------------------------------------------------------
After 1st year                                                       none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the funds are sold subject to the following sales charge.

                                                   MagnaCap,
                                               LargeCap Leaders,                           Government
                                                 MidCap Value,                             Securities
                                                      and                                  Income and
                                                 Asia-Pacific                              High Yield
                                                 Equity Funds                                 Funds
                                        -------------------------------          -------------------------------
                                          As a %               As a %              As a %               As a %
                                          of the               of net              of the               of net
                                         offering               asset             offering               asset
Your investment                            price                value               price                value
----------------------------------------------------------------------------------------------------------------
Less than $50,000                          3.50%                3.63%               3.25%                3.36%
----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                          2.50%                2.56%               2.25%                2.30%
----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                        1.50%                1.52%               1.50%                1.52%
----------------------------------------------------------------------------------------------------------------
$250,000 - $499,999\                       1.00%                1.01%               1.00%                1.01%
----------------------------------------------------------------------------------------------------------------
$500,000 and over                          none                 none                none                 none
----------------------------------------------------------------------------------------------------------------

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

SHAREHOLDER
GUIDE

--------------------------------------------------------------------------------

SALES CHARGE
REDUCTIONS AND
WAIVERS

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

o redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

o mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

o If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

                                                                     SHAREHOLDER
                                                                           GUIDE

--------------------------------------------------------------------------------

HOW TO PURCHASE
SHARES

--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

o     Non-retirement accounts: $1,000

o     Retirement accounts: $250

o Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

--------------------------------------------------------------------------------

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company (IFTC) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                                  Initial                                        Additional
Method                           Investment                                      Investment
-------                          ----------                                      ----------
By Contacting        An investment professional with an
Your Investment      authorized firm can help you establish
Professional         and maintain your account.

By Mail              Visit or consult an investment               Visit or consult an investment professional.
                     professional. Make your check                Fill out the Account Additions form
                     payable to the Pilgrim Funds and             included on the bottom of your account
                     mail it, along with a completed              statement along with your check payable to
                     Application. Please indicate your            the Fund and mail them to the address on
                     investment professional on the               the account statement. Remember to write
                     New Account Application                      your account number on the check.

By Wire              Call the Pilgrim Operations                  Wire the funds in the same manner
                     Department at (800) 336-3436                 described under "Initial Investment."
                     to obtain an account number and
                     indicate your investment
                     professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

      Investors Fiduciary Trust Co. ABA #101003621 Kansas City, MO credit to:

      __________________________________ (the Fund) A/C #751-8315;
      for further credit to:

      Shareholder A/C # ___________________ (A/C # you received over the telephone)

      Shareholder Name:

      __________________________________
      (Your Name Here)

      After wiring funds you must complete the Account Application and send it to:

      Pilgrim Funds
      P.O. Box 419368
      Kansas City, MO 64141-6368

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

SHAREHOLDER
GUIDE

--------------------------------------------------------------------------------

HOW TO REDEEM
SHARES

--------------------------------------------------------------------------------

You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

o     Your account must have a current value of at least $10,000.

o     Minimum withdrawal amount is $100.

o     You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

METHOD                                      PROCEDURES
------                                      ----------

By Contacting           You may redeem by contacting your investment
Your Investment         professional. Investment professionals may charge for
Professional            their services in connection with your redemption
                        request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to: Pilgrim Funds P.O. Box 419368 Kansas City, MO 64141-6368 If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --         You may redeem shares by telephone on all accounts other
Expedited               than retirement accounts, unless you check the box on
Redemption              the Account Application which signifies that you do not
                        wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800)
                        992-0180.

                        Receiving Proceeds By Check:

                        You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                        Receiving Proceeds By Wire:

                        You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                                                                     SHAREHOLDER
                                                                           GUIDE

--------------------------------------------------------------------------------

TRANSACTION
POLICIES

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith by the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of a Fund for shares of the same class of any other Pilgrim Fund, without paying any additional sales charge, except that Class A shares of the Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another fund. In addition, Class T shares of any fund may be exchanged for Class B shares of the Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

SHAREHOLDER
GUIDE

--------------------------------------------------------------------------------

TRANSACTION POLICIES

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days written notice to shareholders.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

DISTRIBUTION AND
SHAREHOLDER SERVICE
FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The following table shows the distribution and service fees associated with investing in each class of shares.

                                                 Distribution Fee    Service Fee
                                                 ----------------    -----------

Class A

  MagnaCap, Research Enhanced Index,
    Growth Opportunities, MidCap
    Opportunities, Growth + Value,
    Small Cap Opportunities,
    International Value, Emerging
    Markets Value, Government Securities,
    High Yield III, High Total Return,
    High Total Return II, Income and
    Growth and Balance Sheet
    Opportunities Funds .................             0.05%             0.25%

  LargeCap Leaders, MidCap Value, Bank
    and Thrift, Asia-Pacific Equity,
    Government Securities Income and
    High Yield Funds ....................             none              0.25%

  LargeCap Growth, MidCap Growth,
    SmallCap Growth, Convertible,
    International Core Growth, Worldwide
    Growth, International SmallCap
    Growth, Emerging Countries,
    Strategic Income, High Yield II
    and Balanced Funds ..................             0.10%             0.25%

  Money Market Fund .....................             none              0.25%

Class B .................................             0.75%(1)          0.25%

Class C .................................             0.75%(1)          0.25%

Class M .................................             0.50%             0.25%

Class T .................................    0.40% to 0.75%             0.25%
                                           (varies by fund)

(1)   The Class B and Class C distribution fee for Strategic Income Fund is
      0.50%.

                                                                      MANAGEMENT
                                                                          OF THE
                                                                           FUNDS

--------------------------------------------------------------------------------

ADVISERS

Pilgrim Advisors, Inc. (formerly "Northstar Investment Management Corporation") (Pilgrim Advisors) is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts. Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim Investments, Inc. has overall responsibility for the management of the Funds. Pilgrim Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 1999, Pilgrim Investments managed over $ billion in assets. Pilgrim Investments acquired certain assets of previous advisers to certain of the Funds in separate transactions that closed on April 7, 1995 and May 21, 1999. Pilgrim Investments is an indirect, wholly owned subsidiary of ReliaStar Financial Corp. (NYSE:
RLR). On October 29, 1999, ReliaStar acquired Pilgrim Investments. Pilgrim and Pilgrim Investments share certain resources and investment personnel.

Pilgrim advisor or Pilgrim Investments as the case may be receive a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee is paid by each of the funds at the management fee rate noted for each fund beginning on page 6.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                                                              Advisory Fee
--------------------------------------------------------------------------------
MagnaCap                                                             0.72%
--------------------------------------------------------------------------------
LargeCap Leaders                                                     1.00
--------------------------------------------------------------------------------
Research Enhanced Index                                              1.00
--------------------------------------------------------------------------------
Growth Opportunities                                                 0.75
--------------------------------------------------------------------------------
LargeCap Growth                                                      0.75
--------------------------------------------------------------------------------
MidCap Value                                                         1.00
--------------------------------------------------------------------------------
MidCap Opportunities                                                 1.00
--------------------------------------------------------------------------------
MidCap Growth                                                        0.75
--------------------------------------------------------------------------------
Growth + Value                                                       1.00
--------------------------------------------------------------------------------
SmallCap Opportunities                                               0.75
--------------------------------------------------------------------------------
SmallCap Growth                                                      1.00
--------------------------------------------------------------------------------
Bank and Thrift                                                      0.72
--------------------------------------------------------------------------------
Worldwide Growth                                                     1.00
--------------------------------------------------------------------------------
International Value                                                  1.00
--------------------------------------------------------------------------------
International Core Growth                                            1.00
--------------------------------------------------------------------------------
International SmallCap Growth                                        1.00
--------------------------------------------------------------------------------
Emerging Markets Value                                               1.00
--------------------------------------------------------------------------------
Emerging Countries                                                   1.25
--------------------------------------------------------------------------------
Asia-Pacific Equity                                                  1.25
--------------------------------------------------------------------------------
Government Securities Income                                         0.50
--------------------------------------------------------------------------------
Government Securities                                                0.65
--------------------------------------------------------------------------------
Strategic Income                                                     0.45
--------------------------------------------------------------------------------
High Yield                                                           0.60
--------------------------------------------------------------------------------
High Yield II                                                        0.60
--------------------------------------------------------------------------------
High Yield III                                                       0.60
--------------------------------------------------------------------------------
High Total Return                                                    0.69
--------------------------------------------------------------------------------
High Total Return II                                                 0.75
--------------------------------------------------------------------------------
Money Market                                                         0.25
--------------------------------------------------------------------------------
Balanced                                                             0.75
--------------------------------------------------------------------------------
Income and Growth                                                    0.75
--------------------------------------------------------------------------------
Balance Sheet Opportunities
--------------------------------------------------------------------------------
Convertible                                                          0.75
--------------------------------------------------------------------------------

Pilgrim Advisors Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund and MidCap Opportunities Fund.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund and MidCap Opportunities Fund:

Mary Lisanti has managed the Pilgrim SmallCap Opportunities Fund since July 1998, has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998 and has co-managed the Pilgrim Growth Opportunities

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

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MANAGEMENT
OF THE
FUNDS

--------------------------------------------------------------------------------

ADVISERS

Fund since November 1999. She joined Pilgrim in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a member of the New York Society of Security Analysts and the Financial Analyst Federation.

Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998 and has co-managed the Pilgrim Growth Opportunities Fund since November 1999. He joined Pilgrim in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong MidCap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

SmallCap Opportunities Fund

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998.

Government Securities Fund

The following individuals share responsibility for the day-to-day management of the Government Securities Fund:

Robert Kinsey has co-managed the Pilgrim Government Securities Fund since November 1999.

Mr. Kinsey has over 13 years of experience in the management of fixed-income investments. At Pilgrim Investments, Inc. (Pilgrim Investments), an affiliate of Pilgrim Advisors, he serves as Vice President and a Senior Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and fixed income Portfolio Manager of Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Charles Ullerich has co-managed the Pilgrim Government Securities Fund since November 1999. Mr. Ullerich has approximately nine years of experience in the management of fixed-income investments. At Pilgrim Investments, an affiliate of Pilgrim Advisors, he serves as a Vice President and Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, Georgia since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

High Yield Fund III, High Total Return Fund and High Total Return Fund II

Kevin Mathews has managed the Pilgrim High Yield III, High Total Return II and High Total Return funds since November 1999.

Mr. Mathews has over 16 years of experience in the management of high-yield fixed income investments. At Pilgrim Investments, an affiliate of Pilgrim Advisors, he serves as a Senior Vice


86

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                                                                      MANAGEMENT
                                                                          OF THE
                                                                           FUNDS

--------------------------------------------------------------------------------

ADVISERS

President and Senior Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager of Van Kampen American Capital.

Income and Growth Fund and Balance Sheet Opportunities Fund

The following individuals share responsibility for the day-to-day management of the Income and Growth Fund and Balance Sheet Opportunities Fund:

Robert Kinsey has co-managed the Income and Growth and Balance Sheet Opportunities Funds since November 1999.

Mr. Kinsey has over 13 years of investment management experience. At Pilgrim Investments, Inc. (Pilgrim Investments), an affiliate of Pilgrim Advisors, he serves as a Vice President and a Senior Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995 Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin Mathews has co-managed the Income and Growth and Balance Sheet Opportunities Funds since November 1999.

Mr. Mathews has over 16 years of experience in the management of high-yield fixed income investments. At Pilgrim Investments, an affiliate of Pilgrim Advisors, he serves as a Senior Vice President and Senior Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager for Van Kampen American Capital.

G. David Underwood has co-managed the Income and Growth and Balance Sheet Opportunities Funds since November 1999.

Mr. Underwood has over 21 years of investment management experience. At Pilgrim Investments, an affiliate of Pilgrim, he serves as a Vice President and Senior Portfolio Manager. Prior to joining Pilgrim Investments in December 1996, Mr. Underwood was a Director of Funds Management for First Interstate Capital Management.

Pilgrim Investments Directly Manages the Portfolios of the Following Funds:

MagnaCap Fund

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood, Anuradha Sahai and Robert M. Kloss.

LargeCap Leaders and MidCap Value Fund

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.

Bank and Thrift Fund

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined Pilgrim Investments' predecessor. Mr. Dorf is also a Senior Vice President of Pilgrim Investments.

Strategic Income Fund

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K. Kinsey, Vice President of Pilgrim Investments, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

MANAGEMENT
OF THE
FUNDS

--------------------------------------------------------------------------------

ADVISERS

January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

Government Securities Income Fund

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

Charles Ullerich, Vice President of Pilgrim Investments, has served as a Portfolio Manager of Government Securities Income Fund since September 1996 and served as Assistant Portfolio Manager of that Fund from August 1995 to September 1996. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

High Yield Fund and High Yield Fund II

Kevin G. Mathews, whose background is described above, has served as Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May, 1999, respectively.

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim Investments, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999. Mr. Underwood is the Lead Portfolio Manager of Pilgrim LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has also served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

--------------------------------------------------------------------------------

SUB-ADVISERS

For the following Funds, Pilgrim Advisors or Pilgrim Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

Research Enhanced Index Fund

J.P. Morgan Investment Management Inc.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $323 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

J.P. Morgan receives a monthly fee for its services based on the average daily net assets of the Pilgrim Research Enhanced Index Fund. The fee for the fund is paid by Pilgrim, and not by the fund, at a rate of 0.20%.

Growth + Value Fund

Navellier Fund Management, Inc.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $2 billion for institutions, pension funds and high net worth individuals.


88

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                                                                      MANAGEMENT
                                                                          OF THE
                                                                           FUNDS

--------------------------------------------------------------------------------

Navellier is wholly owned by Louis Navellier. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Navellier receives a monthly fee for its services based on the average daily net assets of the Pilgrim Growth + Value Fund. The fee for the fund is paid by Pilgrim Advisors, and not by the fund, at a rate of 0.50%.

International Value Fund and Emerging Markets Value Fund

Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Brandes receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Pilgrim Advisors and not by either of the funds, at a rate of 50% of the management fee that each of the funds pays Pilgrim Advisors.

Asia-Pacific Equity Fund

HSBC Asset Management Americas Inc. and HSBC Asset Management Hong Kong Limited (collectively, HSBC) serve jointly as Sub-Adviser to Asia-Pacific Equity Fund. The firms are part of HSBC Asset Management, the global investment advisory and fund management business unit of HSBC Holdings plc (founded as the Hong Kong and Sbanghai Banking Corporation in 1865) which, with headquarters in London, is one of the world's largest banking and financial organizations. HSBC Asset Management manages over approximately $49 billion [update #s] of assets worldwide for a wide variety of institutional, retail and private clients. HSBC Asset Management has advisory operations in Hong Kong and Singapore, among other locations. Its Parent company has over a century of operations in local economies throughout the Asia-Pacific region.

Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, Ian Burden, Chief Investment Officer, HSBC Hong Kong, and Man Wing Chung, Director, HSBC Hong Kong, are primarily responsible for portfolio management of Asia-Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Burden has been with HSBC for 17 years, and has 24 years investment experience. Mr. Chung has been with HSBC for 5 years, and has 10 years investment experience.

LargeCap Growth Fund, MidCap Growth Fund, SmallCap Growth Fund, International Core Growth Fund, Worldwide Growth Fund, International SmallCap Growth Fund, Emerging Countries Fund and Convertible Fund

Nicholas-Applegate Capital Management (NACM).

Founded in 1984, NACM manages over $22 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM.


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                                                                              89
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OF THE
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--------------------------------------------------------------------------------

PERFORMANCE
PROFILE:

Brandes Investment Partners

The charts below show the average annual total returns for the Pilgrim International Value Fund. The fund commenced operations on March 6, 1995 as the Brandes International Fund. It was reorganized on April 21, 1997 as the Pilgrim International Value Fund.

These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are net of all fees and expenses. Included for comparison are performance figures of the MSCI EAFE Index, an unmanaged index of securities listed on exchanges in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results shown below may not be the same as the rate of return you receive on an investment in the fund, because returns depend on when you make your investment and on how your investment is taxed.

                                                  Pilgrim
                                            International                   MSCI
                                                    Value                   EAFE
                                                 Fund (%)              Index (%)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                   13.46                  20.00
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                   15.50                   9.00
--------------------------------------------------------------------------------
Total return since
March 6, 1995                                       15.39                  11.24
--------------------------------------------------------------------------------

  [The following table was depicated as a line chart in the printed material.]

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                                                                           FUNDS

--------------------------------------------------------------------------------

PERFORMANCE
PROFILE:

Brandes Investment Partners

These figures demonstrate the historical track record of Brandes Investment Partners. The figures have been provided by Brandes Investment Partners and have not been verified or audited by Pilgrim Advisors. They do not indicate how the Pilgrim International Value Fund or Brandes Investment Partners will perform in the future.

The charts below show the past performance of Brandes Investment Partners in managing all accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Pilgrim International Value Fund. The charts show average annual total returns for a composite of the actual performance of all international equity accounts managed by Brandes Investment Partners from July 1990 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results shown below may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and how your investment is taxed.

                                                                            MSCI
                                    Brandes International                   EAFE
                                  Equity Composite (%)(a)              Index( %)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                   14.76                  20.00
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                   17.03                   9.00
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                   12.08                   9.19
--------------------------------------------------------------------------------
Total return since
July 1, 1990                                        16.48                   6.90

(a) The annual returns presented (right) were calculated on a time-weighted and asset-weighted, total return basis, including reinvestments of all dividends, interest and income, realized and unrealized gain or losses and are net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. This total return method differs from the SEC method of calculating total return. The Brandes composite results include all actual, fee-paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, strategies and restrictions to those of the Pilgrim International Value Fund. The weighted-average management fee during the period from July 1, 1990 through December 31, 1997 was 0.91% per year. If the fund's expenses had been deducted, they would have reduced performance. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and cash equivalents are included in performance results. Net annual returns for the composite for calendar year 1991 have been attested by an independent accounting firm. Starting with calendar year 1992 through calendar year 1997, the composite has been examined by a Big Five accounting firm in accordance with AIMR Level II verification standards. The examination for calendar year 1998 has not been completed as of the date of this prospectus. Copies of the reports of independent accountants and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

  [The following table was depicated as a line chart in the printed material.]

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                                                                              91
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OF THE
FUNDS

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PERFORMANCE
PROFILE:

J.P. Morgan Investment Management

These figures demonstrate the historical track record of J.P. Morgan Investment Management. The figures have been provided by J.P. Morgan Investment Management and have not been verified or audited by Pilgrim Advisors. They do not indicate how the Pilgrim Research Enhanced Index Fund or J.P. Morgan Investment Management will perform in the future.

The charts presented here show J.P. Morgan Investment Management's past performance in managing accounts with investment objectives, strategies and restrictions substantially similar but not necessarily identical, to those of the Pilgrim Research Enhanced Index Fund.

The charts show average annual total returns for a composite of the actual performance of all accounts managed by J.P. Morgan following its research enhanced equity strategy from December 1988 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the S&P 500 Index. The results shown here may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and on how your investment is taxed.

                                              J.P. Morgan
                                               Investment
                                               Management                S&P 500
                                         Composite (%)(a)              Index (%)
--------------------------------------------------------------------------------
1989                                                30.43                  31.64
--------------------------------------------------------------------------------
1990                                                -2.28                  -3.10
--------------------------------------------------------------------------------
1991                                                29.95                  30.41
--------------------------------------------------------------------------------
1992                                                10.10                   7.61
--------------------------------------------------------------------------------
1993                                                10.60                  10.06
--------------------------------------------------------------------------------
1994                                                 2.42                   1.32
--------------------------------------------------------------------------------
1995                                                38.58                  37.54
--------------------------------------------------------------------------------
1996                                                23.90                  22.95
--------------------------------------------------------------------------------
1997                                                34.17                  33.35
--------------------------------------------------------------------------------
1998                                                31.83                  28.58
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                   29.89                  28.23
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                   25.48                  24.06
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998                                   20.16                  19.21
--------------------------------------------------------------------------------

(a) Results are net of fees and include reinvestment of earnings. This total return method differs from the SEC method of calculating total return. If the fund's expenses had been deducted, they would have reduced performance. J.P. Morgan has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

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                                                                      MANAGEMENT
                                                                          OF THE
                                                                           FUNDS

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PERFORMANCE
PROFILE:

Louis Navellier

The charts presented here show average annual total returns for the Pilgrim Growth + Value Fund.

                                                    Pilgrim              Russell
                                             Growth + Value                 2000
                                                   Fund (%)            Index (%)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                     17.72                -2.54
--------------------------------------------------------------------------------
Total return since
November 18, 1996                                     15.26                 9.99

  [The following table was depicated as a line chart in the printed material.]

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In addition to owning Navellier Fund Management, Inc., Louis Navellier is the
sole owner of Navellier & Associates, Inc., a registered investment adviser that has been managing large pools of private assets since 1985.

Mr. Navellier and his staff use a computer-based system he developed to analyze over 9,000 stocks as a basis for making buying and selling decisions.

The charts on page 33 show his past performance in managing accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Pilgrim Growth + Value Fund.

The charts show average annual total returns for a composite of the actual performance of all equity accounts managed by Navellier & Associates from 1985 to present, calculated according to AIMR standards. This total return method differs from the SEC method of calculating total return. Navellier has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The accounts were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results.

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                                                                              93

MANAGEMENT
OF THE
FUNDS

--------------------------------------------------------------------------------

PERFORMANCE
PROFILE:

Louis Navellier

These figures demonstrate the historical track record of Navellier & Associates. The figures have been provided by Navellier & Associates and have not been verified or audited by Pilgrim. They do not indicate how the Pilgrim Growth + Value Fund or Navellier & Associates will perform in the future.

                                            Navellier &                  Russell
                                             Associates                     2000
                                       Composite (%)(a)                Index (%)
--------------------------------------------------------------------------------
1985                                             49.95                     31.04
--------------------------------------------------------------------------------
1986                                             31.20                      5.68
--------------------------------------------------------------------------------
1987                                              8.05                     -8.80
--------------------------------------------------------------------------------
1988                                             11.40                     25.02
--------------------------------------------------------------------------------
1989                                             22.20                     16.26
--------------------------------------------------------------------------------
1990                                             12.51                    -19.48
--------------------------------------------------------------------------------
1991                                             66.41                     46.04
--------------------------------------------------------------------------------
1992                                              3.12                     18.41
--------------------------------------------------------------------------------
1993                                             16.83                     18.88
--------------------------------------------------------------------------------
1994                                              1.53                     -1.82

                                              Navellier &                Russell
                                               Associates                   2000
                                         Composite (%)(a)              Index (%)
--------------------------------------------------------------------------------
1995                                                43.80                  28.44
--------------------------------------------------------------------------------
1996                                                10.68                  16.49
--------------------------------------------------------------------------------
1997                                                13.05                  22.36
--------------------------------------------------------------------------------
1998                                                15.14                  -2.54
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                   12.94                  11.58
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                   16.03                  11.86
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998                                   19.21                  12.92
--------------------------------------------------------------------------------
Total return since
January 1, 1985                                     20.58                  12.69

(a) Results are net of fees and expenses. Prior to January 1, 1993, any account expenses not deducted from the accounts, such as management fees paid outside the accounts, are not reflected in the performance results. If these fees had been deducted from the accounts, they would have reduced performance. Fees were not materially different from the Pilgrim Growth + Value Fund's expense ratio, but were generally higher than the expense ratio for Class A shares and lower than the expense ratios for Class B and Class C shares.

  [The following table was depicated as a line chart in the printed material.]

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94

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
                                                                       AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually                            Semi-Annually    Quarterly               Monthly
--------                            -------------    ---------               -------
LargeCap Leaders(1)                 MagnaCap(1)      Balanced(2)             Strategic Income Fund(3)
Research Enhanced Index(1)                           Income and Growth(2)    Government Securities
Growth Opportunities(1)                              Balance Sheet             Income(3)
LargeCap Growth(1)                                     Opportunities(2)      Government Securities
MidCap Value(1)                                      Convertible(2)          High Yield(3)
MidCap Opportunites(1)                                                       High Yield II(3)
MidCap Growth(1)                                                             High Yield III(3)
Growth + Value(1)                                                            High Total Return(3)
SmallCap Opportunities(1)                                                    High Total Return II(3)
SmallCap Growth(1)
Bank and Thrift(1)
Worldwide Growth(1)
International Value(1)
International Core Growth(3)
International SmallCap Growth(1)
Emerging Markets Value(1)
Emerging Countries(1)
Asia-Pacific Equity(1)

(1)   Distributions normally expected to consist primarily of capital gains.

(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

(3)   Distributions normally expected to consist primarily of ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

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                                                                              95

DIVIDENDS,
DISTRIBUTIONS
AND TAXES

--------------------------------------------------------------------------------

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


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                                                                     INFORMATION
                                                                     ABOUT RISKS

--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the Statement of Additional Information are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contract to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid

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                                                                              97
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INFORMATION
ABOUT RISKS

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than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS

--------------------------------------------------------------------------------

Interests in Loans. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, each Fund (except Bank and Thrift Fund) may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Each Fund (except the MagnaCap, LargeCap Leaders, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

MORE
INFORMATION
ABOUT RISKS

--------------------------------------------------------------------------------

Yield Funds) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund `pairs-off' the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating. _______________.

Temporary Defensive Strategies. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

Portfolio Turnover. Each Fund (except the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift and Asia-Pacific Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Year 2000 Compliance

Like other financial organizations, the Funds could be adversely affected if the computer systems used by the Investment Manager and the Funds' other service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. It is not anticipated that the Funds will directly bear any material costs associated with Pilgrim Investments' and the Funds' other service providers efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally. Foreign issuers may be more susceptible to risks associated with the Year 2000 Problem than domestic issuers.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

PILGRIM
MAGNACAP
FUND

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Class A                                Class B
                                                                                                                            July 17,
                                                                                                                          1995(2) to
                                                                  Year ended June 30,                                       June 30,
                                                      1999     1998      1997      1996    1995(1) 1999   1998       1997     1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $    0      15.92     16.69     14.03     12.36   0    15.81     16.59     14.22
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                      $            0.04      0.10      0.09      0.12        (0.04)       --      0.06
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments  $            3.02      4.16      2.87      2.29         2.97      4.13      2.61
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  $            3.06      4.26      2.96      2.41         2.93      4.13      2.67
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income    $            0.06      0.12      0.06      0.14         0.03        --      0.06
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                 $            1.85      4.91      0.24      0.60         1.85      4.91      0.24
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                    $           17.07     15.92     16.69     14.03        16.86     15.81     16.59
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                  %           20.53     30.82     21.31     20.61        19.76     29.92     18.98
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                 $         348,759   290,355   235,393   211,330       77,787    37,427    10,509
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses (4)                                      %            1.37      1.46      1.68      1.59         2.07      2.16      2.38
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income(4)                          %            0.29      0.64      0.54      0.98        (0.41)    (0.04)     0.07
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                           %              53        77        15         6           53        77        15
------------------------------------------------------------------------------------------------------------------------------------

                                                           Class C                             Class M

                                                            June 1,                                                   July 17,
                                                           1999(2) to                                                1995(2) to
                                                            June 30,              Year ended June 30,                 June 30,
                                                              1999          1999          1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                $         0             0          15.87          16.63          14.22
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                               $                                     --           0.02           0.08
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments    $                                   2.98           4.16           2.63
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    $                                   2.98           4.18           2.71
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income      $                                   0.05           0.03           0.06
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                   $                                   1.85           4.91           0.24
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                      $                                  16.95          15.87          16.63
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                    %                                  20.00          30.26          19.26
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                   $                                 14,675          6,748          1,961
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses (4)                                        %                                   1.82           1.91           2.13
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income(4)                            %                                  (0.16)         (0.22)          0.32
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                             %                                     53             77             15
------------------------------------------------------------------------------------------------------------------------------------

(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

PILGRIM
LARGECAP
LEADERS FUND

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
                                                                                     Class A
                                                                                                      Ten months
                                                                                                        ended
                                                                         Year ended June 30,           June 30,
                                                                   1999      1998(2)        1997        1996(1)
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $               14.17       11.77       10.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $                0.01        0.06        0.07
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $                2.30        2.63        1.87
-----------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $                2.31        2.69        1.94
-----------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $                  --        0.05        0.08
-----------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $                1.78        0.24        0.09
-----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $               14.70       14.17       11.77
-----------------------------------------------------------------------------------------------------------------
  Total Return(4):                                             %               17.71       23.24       19.56
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $               7,606       8,961       2,530
-----------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(5)                  %                1.75        1.75        1.75
-----------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(5)             %                2.28        2.33        5.44
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(5)  %    0.03        0.41        0.65
-----------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %                  78          86          59

-------------------------------------------------------------------------------------------------------------
                                                                                 Class B
                                                                                                 Ten months
                                                                                                    ended
                                                                     Year ended June 30,           June 30,
                                                               1999       1998(2)        1997      1996(1)
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                      14.04       11.71       10.00
-------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                              (0.10)      (0.02)       0.06
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                           2.28        2.59        1.81
-------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           2.18        2.57        1.87
-------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                               --          --        0.07
-------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                          1.78        0.24        0.09
-------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                            14.44       14.04       11.71
-------------------------------------------------------------------------------------------------------------
  Total Return(4):                                                          16.91       22.23       18.85
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                        15,605      13,611       1,424
-------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(5)                                2.50        2.50        2.50
-------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(5)                           3.03        3.08        5.79
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(5)   (0.72)      (0.35)      (0.25)
-------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                      78          86          59

                                                              Class C                        Class M

                                                              June 17,                                         Ten months
                                                             1999(3) to                                           ended
                                                              June 30,          Year ended June 30,              June 30,
                                                                1999      1999          1998(2)       1997        1996(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $                       14.10         11.73        10.00
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $                       (0.07)           --         0.06
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $                        2.30          2.62         1.83
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $                        2.23          2.62         1.89
----------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $                          --          0.01         0.07
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $                        1.78          0.24         0.09
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $                       14.55         14.10        11.73
----------------------------------------------------------------------------------------------------------------------------
  Total Return(4):                                             %                       17.20         22.58        19.06
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $                       5,533         4,719        1,240
----------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(5)                  %                        2.25          2.25         2.25
----------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(5)             %                        2.78          2.83         5.90
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(5)  %         (0.47)        (0.10)         0.06
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %                          78            86           59

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on September 1, 1995.

(2) Effective November 1, 1997, Pilgrim Investments, Inc. assumed the portfolio investment responsibilities of the Fund from ARK Asset Management Company, Inc.

(3)   Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(5)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                         PILGRIM
                                                               RESEARCH ENHANCED
                                                                      INDEX FUND

------------------------------------------------------------------------------------------------------------
                                                                  Class A(1)     Class B(1)    Class C(1)
Year ended October 31,                                               1999          1999          1999
------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $         10.00         10.00         10.00
------------------------------------------------------------------------------------------------------------
  Net investment gain                                      $          0.12          0.09          0.09
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments          $         (2.43)        (2.44)        (2.46)
------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $         (2.31)        (2.35)        (2.37)
------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $          7.69          7.65          7.63
------------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %        (23.10)       (23.50)       (23.70)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)              $         3,815         3,583         2,304
------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)               %          1.80          2.50          2.50
------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)  %          2.08          2.24          2.37
------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)    %          3.38          2.55          2.60
------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %            --            --            --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on December 30, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

PILGRIM
GROWTH
OPPORTUNITIES
FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
                                                                                       Class A
Year ended December 31,                                                1998       1997        1996      1995(1)
--------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                 $    21.26      17.92       15.53        17.59
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   $    (0.08)      0.03        0.02         0.08
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                $     5.09       4.16        3.18         1.95
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               $     5.01       4.19        3.20         2.03
--------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                           $       --         --          --        (0.10)
--------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold           $    (0.21)     (0.85)      (0.81)       (3.99)
--------------------------------------------------------------------------------------------------------------------
  Total distributions                                            $    (0.21)     (0.85)      (0.81)       (4.09)
--------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                       $    26.06      21.26       17.92        15.53
--------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                     %    23.61      23.59       20.54        11.55
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                    $   29,358      9,334       4,750        1,355
--------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                        %     1.37       1.37         150         1.42(3)
--------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets           %       --       0.03        0.06           --
--------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets    %    (0.47)      0.04        0.11         0.63(3)
--------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                        %       98         32          62          134
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   Class B
Year ended December 31,                                           1998        1997        1996       1995(1)
---------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                 20.93       17.76       15.50      17.59
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   (0.23)      (0.15)      (0.06)      0.06
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                 4.97        4.17        3.13       1.92
---------------------------------------------------------------------------------------------------------------
  Total from investment operations                                4.74        4.02        3.07       1.98
---------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                              --          --          --      (0.08)
---------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold           (0.21)      (0.85)      (0.81)     (3.99)
---------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.21)      (0.85)      (0.81)     (4.07)
---------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                       25.46       20.93       17.76      15.50
---------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                     22.69       22.84       19.74      11.27
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                   15,480       8,815       4,444      1,987
---------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                         2.13        2.14        2.20       2.07(3)
---------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets              --          --        0.04         --
---------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets    (1.26)      (0.95)      (0.55)      0.06(3)
---------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                           98          32          62        134
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 Class C
Year ended December 31,                                           1998       1997       1996       1995(1)
-------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                 20.91      17.76      15.50      17.59
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   (0.27)     (0.13)     (0.05)      0.04
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                 5.05       4.13       3.12       1.92
-------------------------------------------------------------------------------------------------------------
  Total from investment operations                                4.78       4.00       3.07       1.96
-------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                              --         --         --     (0.06)
-------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold           (0.21)     (0.85)     (0.81)     (3.99)
-------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.21)     (0.85)     (0.81)     (4.05)
-------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                       25.48      20.91      17.76      15.50
-------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                     22.90      22.73      19.74      11.17
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                    1,625      1,152        365         69
-------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                         2.13       2.17      2.20        2.11(3)
-------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets              --         --       0.15        --
-------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets    (1.24)     (1.00)     (0.57)      0.02(3)
-------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                           98         32         62        134
-------------------------------------------------------------------------------------------------------------

                                                                                            Class T

Year ended December 31,                                               1998        1997        1996         1995        1994
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                 $    21.01      17.82       15.53        15.75       17.33
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   $    (0.36)     (0.17)      (0.06)        0.07        0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         $     5.14       4.22        3.16         3.77       (1.41)
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               $     4.78       4.05        3.10         3.84       (1.33)
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                           $       --         --          --        (0.07)      (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold           $    (0.21)     (0.85)      (0.81)       (3.99)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital                                             --         --          --           --       (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                            $    (0.21)     (0.85)      (0.81)       (4.06)      (0.25)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                       $    25.59      21.02       17.82        15.53       15.75
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                     %    22.79      22.94       19.90        24.40       (7.66)

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                    $   52,023     73,674      70,406       76,343      76,391
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                        %     2.05       2.03        2.00         2.00        2.00
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets           %       --         --        0.04           --          --
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets    %    (1.19)     (0.81)      (3.05)        0.37        0.49
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                        %       98         32          62          134          54
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                         PILGRIM
                                                                        LARGECAP
                                                                     GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Class A                                Class B

                                                                 Year     Year        July 21,        Year       Year      July 21,
                                                                ended     ended      1997(1) to      ended       ended    1997(1) to
                                                               June 30,  March 31,    March 31,     June 30,    March 31,  March 31,
                                                                1999(2)    1999         1998         1999(2)      1999        1998
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $          15.73        12.50                      15.64      12.50
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $          (0.08)       (0.03)                     (0.08)     (0.07)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $           9.77         3.29                       9.71       3.24
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $           9.69         3.26                       9.63       3.17
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                        $             --           --                         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $           0.48         0.03                       0.23       0.03
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $          24.94        15.73                      25.04      15.64
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %          63.06        62.35                      62.28      61.08

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period ($000's)                           $         12,445        4,742                     20,039      3,187
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %           1.59         1.60                       2.24       2.25
------------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %           2.24         4.70                       2.89       4.78
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %          (0.65)       (0.87)                     (1.28)     (1.36)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %            253          306                        253        306

                                                                         Class C

                                                               Year        Year           July 21,
                                                               ended       ended         1997(1) to
                                                              June 30,    March 31,       March 31,
                                                               1999(2)      1999            1998
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $           15.63           12.50
---------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $           (0.07)          (0.05)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $            9.65            3.24
---------------------------------------------------------------------------------------------------
  Total from investment operations                             $            9.58            3.19
---------------------------------------------------------------------------------------------------
  Less distributions from:
---------------------------------------------------------------------------------------------------
  Net investment income                                        $              --              --
---------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $            0.24            0.06
---------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $           24.97           15.63
---------------------------------------------------------------------------------------------------
  Total Return(3):                                             %           61.97           61.38

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------
  Net assets, end of period ($000's)                           $           8,004             960
---------------------------------------------------------------------------------------------------
  Ratios to average net assets:
---------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %            2.25            2.25
---------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %            2.90            7.79
---------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %           (1.26)          (1.49)
---------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %             253             306

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on July 21, 1997.

(2) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

PILGRIM
MIDCAP
VALUE FUND

The information in the table below has been audited by KMPG LLP, independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
                                                                                 Class A

                                                                                                    Three months
                                                                                                       ended
                                                                    Year ended June 30,              June 30,
                                                                1999       1998           1997        1996(1)
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $          14.64          11.99         10.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $          (0.07)         (0.02)        (0.13)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $           2.71           2.85          1.91
-----------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $           2.64           2.83          2.04
-----------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------
  Net investment income                                        $             --           0.07          0.05
-----------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $           0.49           0.11            --
-----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $          16.79          14.64         11.99
-----------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %          18.40          23.89         20.48

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period ($000's)                           $         27,485         16,985         2,389
-----------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %           1.75           1.75          1.75
-----------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %           1.78           1.94          4.91
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %          (0.53)         (0.13)         2.00
-----------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %             85             86            60

----------------------------------------------------------------------------------------------------------------
                                                                                 Class B

                                                                                                      Ten months
                                                                                                        ended
                                                                                                       June 30,
                                                               1999         1998           1997         1996(1)
----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                     14.49         11.94         10.00
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                             (0.18)        (0.05)         0.07
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                          2.65          2.76          1.90
----------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          2.47          2.71          1.97
----------------------------------------------------------------------------------------------------------------
  Less distributions from:
----------------------------------------------------------------------------------------------------------------
  Net investment income                                                       --          0.05          0.03
----------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                         0.49          0.11            --
----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                           16.47         14.49         11.94
----------------------------------------------------------------------------------------------------------------
  Total Return(3):                                                         17.40         22.95         19.80

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period ($000's)                                      40,575        23,258         2,123
----------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                               2.50          2.50          2.50
----------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                          2.53          2.69          5.32
----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)              (1.28)        (0.90)         1.27
----------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                     85            86            60

                                                              Class C                         Class M

                                                              June 2,                                              Ten months
                                                              1999 to                                                ended
                                                              June 30,                                              June 30,
                                                               1999(2)       1999        1998           1997         1996(1)
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $                         14.49          11.93        10.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $                         (0.15)         (0.03)        0.06
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $                          2.67           2.76         1.91
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $                          2.52           2.73         1.97
------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                        $                            --           0.06         0.04
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $                          0.49           0.11           --
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $                         16.52          14.49        11.93
------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %                         17.76          23.21        19.82

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period ($000's)                           $                        13,232          8,378        1,731
------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %                          2.25           2.25         2.25
------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %                          2.28           2.44         4.72
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %                         (1.03)         (0.63)        1.16
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %                            85             86           60

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on September 1, 1995.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                         PILGRIM
                                                                          MIDCAP
                                                                   OPPORTUNITIES
                                                                            FUND

--------------------------------------------------------------------------------------------------------
                                                                  Class A(1)   Class B(1)   Class C(1)
Year ended December 31,                                              1998         1998        1998
--------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $        10.00        10.00       10.00
--------------------------------------------------------------------------------------------------------
  Net investment loss                                      $        (0.03)       (0.03)      (0.04)
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments          $         2.99         3.00        3.00
--------------------------------------------------------------------------------------------------------
  Total from investment operations                         $         2.96         2.97        2.96
--------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $        12.96        12.97       12.96
--------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %        29.60        29.70       29.60

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)              $          610          140          87
--------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)               %         1.80         2.50        2.50
--------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)  %         0.62         0.77        0.72
--------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)    %        (1.10)       (2.05)      (2.04)
--------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %           61           61          61
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on August 20, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

PILGRIM
MIDCAP
GROWTH FUND

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------



                                                                Year
                                                                ended
                                                               June 30,                      Year ended March 31,
                                                                1999(1)    1999         1998        1997        1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $          18.63        16.80       18.37       13.61         13.25
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) 1                               $          (0.50)       (0.14)      (0.17)      (0.18)        (0.10)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $           3.17         6.50        0.57        4.94          0.46
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $           2.67         6.36        0.40        4.76          0.36
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                        $             --           --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $           1.37         4.53        1.97          --            --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $          19.93        18.63       16.80       18.37         13.61
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %          15.36        41.81        1.09       35.07          2.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $         67,550       90,619      76,108      77,275        65,292
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %           1.56         1.57        1.60        1.58          1.59
------------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %           1.64         1.66        1.56        1.56          1.63
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %          (1.04)       (1.33)      (1.05)      (0.91)        (0.66)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %            154          200         153         114            98

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      Class A              Class B

                                                               Three
                                                               months                                             May 31,
                                                               ended                                             1995(2) to
                                                              June 30,          Year ended March 31,              March 31,
                                                               1999(1)   1999           1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                   21.55         16.33         16.25         12.50
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(1)                                        (0.42)        (0.25)        (0.17)        (0.09)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                        3.42          6.74          0.25          3.84
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                        3.00          6.49          0.08          3.75
----------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                     --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                       1.01          1.27            --            --
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                         23.54         21.55         16.33         16.25
----------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                                       14.59         40.84         (0.49)        30.00
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                     45,876        46,806        29,002        11,186
----------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                             2.22          2.22          2.25          2.22
----------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                        2.29          2.21          2.66          3.39
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)            (1.69)        (1.99)        (1.69)        (1.61)
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                       154           200           153           114

                                                                                               Class C

                                                             Three months
                                                                ended
                                                               June 30,                         Year ended March 31,
                                                                1999(1)       1999         1998         1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $             17.15        16.48        18.06       13.45      13.18
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $             (0.61)       (0.28)       (0.32)      (0.27)     (0.17)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $              2.97         6.26         0.62        4.88       0.44
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $              2.36         5.98         0.30        4.61       0.27
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $                --           --           --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $              1.02         5.31         1.88          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $             18.49        17.15        16.48       18.06      13.45
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %             14.60        40.95         0.56       34.28       2.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $           141,685      166,849      157,501     177,461    143,390
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %              2.23         2.27         2.14        2.14       2.24
------------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %              2.30         2.33         2.17        2.14       2.24
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %             (1.70)       (2.01)       (1.59)      (1.47)     (1.30)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %               154          200          153         114         98

--------------------------------------------------------------------------------
(1) Effective May 24, 1999, Pilgrim Investment Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                         PILGRIM
                                                                  GROWTH + VALUE
                                                                            FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Class A(1)            Class B(1)           Class C(1)

Year ended October 31,                                               1998       1997       1998       1997       1998       1997
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period               $    12.15      10.00      12.08      10.00      12.08      10.00
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                          $    (0.11)     (0.05)     (0.16)     (0.08)     (0.16)     (0.08)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments              $    (1.42)      2.20      (1.45)      2.16      (1.45)      2.16
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $    (1.53)      2.15      (1.61)      2.08      (1.61)      2.08
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain (loss) on investments sold  $    (0.18)        --      (0.18)        --      (0.18)        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                          $
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                     $    10.44      12.15      10.29      12.08      10.29      12.08
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                   %   (12.63)     21.50     (13.38)     20.80     (13.38)     20.80

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                  $   33,425     34,346    105,991     76,608     37,456     26,962
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)                   %     1.72       1.84       2.45       2.55       2.46       2.56
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)      %       --       0.02         --       0.02         --       0.02
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)        %    (0.92)     (0.94)     (1.67)     (1.68)     (1.69)     (1.70)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %      162        144        162        144        162        144
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on November 18, 1996.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

FINANCIAL
HIGHLIGHTS

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         PILGRIM
                                                                        SMALLCAP
                                                                     GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Class A
                                                                Three
                                                                months
                                                                ended
                                                               June 30,                      Year ended March 31,
                                                               1999(1)    1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $         19.75        15.15        17.93        13.06        12.10
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $         (0.85)       (0.08)       (0.22)       (0.20)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments      $          0.69         6.91        (0.66)        5.09         1.12
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $         (0.16)        6.83        (0.88)        4.89         0.96
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $            --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $          2.87         2.23         1.90         0.02           --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $         16.72        19.75        15.15        17.93        13.06
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %          0.37        46.32        (6.26)       37.48         7.93
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $        94,428      201,943      121,742      138,155      106,725
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %          1.85         1.89         1.72         1.74         1.86
------------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %          1.95         1.90         1.72         1.74         1.84
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %         (1.32)       (1.85)       (1.26)       (1.20)       (1.27)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %            90           92          113          130          100

-------------------------------------------------------------------------------------------------------------------------
                                                                                       Class B

                                                               Three
                                                               months                                            May 31,
                                                               ended                                           1995(2) to
                                                              June 30,          Year ended March 31,            March 31,
                                                               1999(1)       1999        1998         1997        1996
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                      22.53        15.51       16.69       12.50
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                              (0.53)       (0.27)      (0.21)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments                    0.33         7.29       (0.97)       4.33
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (0.20)        7.02       (1.18)       4.19
-------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                               --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                          1.21           --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                            21.12        22.53       15.51       16.69
-------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                                          (0.29)       45.26       (7.07)      33.52
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                        45,140       55,215      28,030      13,626
-------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                                2.57         2.62        2.61        2.58
-------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                           2.66         2.63        2.73        3.26
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)               (2.03)       (2.59)      (2.13)     (2.091)
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                           90           92         113         130

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Class C
                                                             Three months
                                                                ended
                                                               June 30,                       Year ended March 31,
                                                               1999(1)        1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $             18.62       14.69       17.62       12.96       12.07
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $             (0.84)      (0.38)      (0.31)      (0.29)      (0.22)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments             $              0.61        6.84       (0.63)       5.03        1.11
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $             (0.23)       6.46       (0.94)       4.74        0.89
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $                --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                            $              1.88        2.53        1.99        0.08          --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $             16.51       18.62       14.69       17.62       12.96
------------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %             (0.24)      45.40       (6.81)      37.18        7.37

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $           144,597     225,025     182,907     207,332     157,292
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %              2.51        2.57        2.35        2.35        2.44
------------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %              2.60        2.59        2.35        2.35        2.44
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)  %             (1.97)      (2.53)      (1.89)      (1.81)      (1.85)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %                90          92         113         130         100

--------------------------------------------------------------------------------
(1) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.

(2) Ratios are annualized for periods less than one year. Expense reimburesements reflect voluntary reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease net investment (income (loss) ratios had such reductions not incurred.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

PILGRIM
SMALLCAP
OPPORTUNITIES
FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                        Class A                                 Class B
Year ended December 31,                                     1998     1997     1996   1995(1)       1998     1997      1996
------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period        $   27.77    24.72    20.92   19.56        27.27     24.46     20.84
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                   $   (0.27)   (0.02)   (0.04)  (0.09)       (0.48)    (0.19)    (0.12)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments       $    2.23     3.68     3.84    2.48         2.20      3.61      3.74
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                      $    1.96     3.66     3.80    2.39         1.72      3.42      3.62
------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold  $   (0.73)   (0.61)      --   (1.03)       (0.73)    (0.61)       --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   $   (0.73)   (0.61)      --   (1.03)       (0.73)    (0.61)       --
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period              $   29.00    27.77    24.72   20.92        28.26     27.27     24.46
------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                            %    7.59    14.92    18.16   12.20         6.84     14.10     17.37

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)           $  45,461   78,160   65,660   2,335      124,065   169,516   126,859
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets               %    1.47     1.43     1.46    1.50(3)      2.18      2.15      2.17
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets  %      --       --     0.01      --           --        --      0.01
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets    %   (0.70)   (0.07)   (0.30)  (0.91)(3)    (1.43)    (0.78)    (1.01)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                               %     257      175      140      71          257       175       140
------------------------------------------------------------------------------------------------------------------------------

                                                           Class B
Year ended December 31,                                    1995(1)
-----------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------
  Net asset value at the beginning of the period            19.56
-----------------------------------------------------------------------
  Net investment loss                                       (0.12)
-----------------------------------------------------------------------
  Net realized and unrealized gain on investments            2.43
-----------------------------------------------------------------------
  Total from investment operations                           2.31
-----------------------------------------------------------------------
  Dividends from net realized gain on investments sold      (1.03)
-----------------------------------------------------------------------
  Total distributions                                       (1.03)
-----------------------------------------------------------------------
  Net asset value at the end of the period                  20.84
-----------------------------------------------------------------------
  Total investment return(2)                                11.79

Ratios and supplemental data
-----------------------------------------------------------------------
  Net assets at the end of the period ($000s)               1,491
-----------------------------------------------------------------------
  Ratio of expenses to average net assets                    2.20(3)
-----------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets       0.01
-----------------------------------------------------------------------
  Ratio of net investment loss to average net assets        (1.64)(3)
-----------------------------------------------------------------------
  Portfolio turnover rate                                      71
-----------------------------------------------------------------------

                                                                                 Class C                             Class T
Year ended December 31,                                           1998       1997       1996      1995(1)         1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period             $    27.26      24.46      20.84      19.56         27.34     24.48
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                        $    (0.55)     (0.20)     (0.13)     (0.15)        (0.51)    (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     $     2.26       3.61       3.75       2.46          2.26      3.65
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           $     1.71       3.41       3.62       2.31          1.75      3.47
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold       $    (0.73)     (0.61)        --      (1.03)        (0.73)    (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                        $    (0.73)     (0.61)        --      (1.03)        (0.73)    (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                   $    28.24      27.26      24.46      20.84         28.36     27.34
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                 %     6.81      14.06      17.37      11.79          6.94     14.29

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                $   29,746     51,460     37,342         62        18,203    32,800
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                    %     2.22       2.18       2.20       2.20(3)       2.10      1.99
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets       %       --         --       0.01       0.03            --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets         %    (1.45)     (0.82)     (1.03)     (1.60)(3)     (1.33)    (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    %      257        175        140         71           257       175
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Class T
Year ended December 31,                                         1996       1995       1994
----------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                20.84      19.64     20.79
----------------------------------------------------------------------------------------------
  Net investment loss                                           (0.21)     (0.34)    (0.25)
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         3.85       2.57     (0.76)
----------------------------------------------------------------------------------------------
  Total from investment operations                               3.64       2.23     (1.01)
----------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold             --      (1.03)    (0.14)
----------------------------------------------------------------------------------------------
  Total distributions                                              --      (1.03)    (0.14)
----------------------------------------------------------------------------------------------
  Net asset value at the end of the period                      24.48      20.84     19.64
----------------------------------------------------------------------------------------------
  Total investment return(2)                                    17.47      11.34     (4.86)

Ratios and supplemental data
----------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                  35,670     33,557    38,848
----------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                        2.07       2.16      2.16
----------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets           0.04         --        --
----------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets            (0.89)     (1.50)    (1.25)
----------------------------------------------------------------------------------------------
  Portfolio turnover rate                                         140         71        39
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

PILGRIM
BANK AND
THRIFT FUND

For the year ended June 30, 1999, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 1995, the financial information, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value", was audited by another independent auditor. The information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                                         Class A
                                                                              Six
                                                                    Year     months
                                                                   ended     ended
                                                                  June 30,  June 30,         Year ended December 31,
                                                                    1999    1998(3)      1997       1996      1995(1)      1994
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                          $             25.87      17.84      14.83      10.73        11.87
-----------------------------------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                       $              0.11       0.34       0.32       0.31         0.26
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (loss) on investments     $              1.54      10.83       5.18       4.78        (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                            $              1.65      11.17       5.50       5.09        (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                       $                --       0.31       0.35       0.34         0.22
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains on investments                           $                --       2.65       2.14       0.65         0.65
-----------------------------------------------------------------------------------------------------------------------------------
   Tax return of capital                                       $                --       0.18         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                $             27.52      25.87      17.84      14.83        10.73
-----------------------------------------------------------------------------------------------------------------------------------
   Closing market price, end of year                          --                --      15.75      12.88       9.13
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return At Market Value(4)                  %                --         --      43.48      52.81        (8.85)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return At Net Asset Value(5)               %              6.38      64.86      41.10      49.69        (1.89)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year ($millions)                         $               549        383        252        210          152
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses(6)                                                 %              1.20       1.10       1.01       1.05         1.28
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income(6)                                    %              0.94       1.39       1.94       2.37         2.13
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     %                 2         22         21         13           14
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Class B
                                                                                  Six
                                                                       Year      months   October 20,
                                                                      ended      ended     1997(2) to
                                                                     June 30,   June 30,  December 31,
                                                                       1999      1998(3)      1997
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                          $                   25.85      25.25
-------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
-------------------------------------------------------------------------------------------------------
   Net investment income                                       $                    0.01       0.04
-------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (loss) on investments     $                    1.54       2.92
-------------------------------------------------------------------------------------------------------
   Total from investment operations                            $                    1.55       2.96
-------------------------------------------------------------------------------------------------------
   Less distributions from:
-------------------------------------------------------------------------------------------------------
   Net investment income                                       $                      --       0.04
-------------------------------------------------------------------------------------------------------
   Net realized gains on investments                           $                      --       2.04
-------------------------------------------------------------------------------------------------------
   Tax return of capital                                       $                      --       0.28
-------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                $                   27.40      25.85
-------------------------------------------------------------------------------------------------------
   Closing market price, end of year                          --                      --         --
-------------------------------------------------------------------------------------------------------
   Total Investment Return At Market Value(4)                  %                      --         --
-------------------------------------------------------------------------------------------------------
   Total Investment Return At Net Asset Value(5)               %                    6.00      11.88

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------
   Net assets, end of year ($millions)                         $                     360         76
-------------------------------------------------------------------------------------------------------
   Ratio to average net assets:
-------------------------------------------------------------------------------------------------------
   Expenses(6)                                                 %                    1.95       1.89
-------------------------------------------------------------------------------------------------------
   Net investment income(6)                                    %                    0.19       0.99
-------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     %                       2         22
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)   Commencement of offering shares.

(3)   Effective June 30, 1998, Bank and Thrift Fund changed its year end to June
      30.

(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.

(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.

(6)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHT

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         PILGRIM
                                                                       WORLDWIDE
                                                                     GROWTH FUND

                                                            Class A
                                                 Three                                                          Three
                                                months                                                          months
                                                 ended                                                           ended
                                               June 30,                    Year ended March 31,                June 30,
                                                1999(1)       1999     1998       1997       1996      1995     1999(1)
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period     $                 19.33     16.88     16.57      14.29      14.94
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)             $                 (0.02)     0.04     (0.16)     (0.07)     (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains
    (loss) on investments                  $                  5.78      5.33      2.20       2.86      (0.09)
-----------------------------------------------------------------------------------------------------------------------
  Total from investment operations         $                  5.76      5.37      2.04       2.79      (0.14)
-----------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                    $                  0.06        --        --       0.12       0.02
-----------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments        $                  3.64      2.92      1.73       0.39       0.49
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $                 21.39     19.33     16.88      16.57      14.29
-----------------------------------------------------------------------------------------------------------------------
  Total Return(3):                         %                 33.56     34.55     12.51      19.79      (0.90)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)        $                49,134    38,647    24,022     23,481     22,208
-----------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(4)                       %                  1.86      1.86      1.85       1.85       1.85
-----------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense
    reimbursement(4)                       %                  2.02      2.21      2.17       2.17       2.18
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(4)               %                 (0.62)    (0.69)    (0.93)     (0.35)     (0.42)
-----------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                       %                   247       202       182        132         99

                                                        Class B
                                                                              May 31,
                                                                            1995(2) to
                                                     Year ended March 31,    March 31,
                                                 1999     1998     1997        1996
----------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------
  Net asset value, beginning of period     $     20.10    16.02    14.34      12.50
----------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------
  Net investment income (loss)             $     (0.08)   (0.17)   (0.14)     (0.05)
----------------------------------------------------------------------------------------
  Net realized and unrealized gains
    (loss) on investments                  $      6.25     5.44     1.82       1.89
----------------------------------------------------------------------------------------
  Total from investment operations         $      6.17     5.27     1.68       1.84
----------------------------------------------------------------------------------------
  Less distributions from:
----------------------------------------------------------------------------------------
  Net investment income                    $      0.01       --       --         --
----------------------------------------------------------------------------------------
  Net realized gains on investments        $      2.05     1.19       --         --
----------------------------------------------------------------------------------------
  Net asset value, end of period           $     24.21    20.10    16.02      14.34
----------------------------------------------------------------------------------------
  Total Return(3):                         %     32.74    34.03    11.72      14.72

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------
  Net assets, end of period (000's)        $    18,556   10,083    5,942      1,972
----------------------------------------------------------------------------------------
  Ratios to average net assets:
----------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(4)                       %      2.51     2.51     2.50       2.50
----------------------------------------------------------------------------------------
  Gross expenses prior to expense
    reimbursement(4)                       %      2.67     2.70     4.81       9.50
----------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(4)               %     (1.31)   (1.37)   (1.62)     (1.28)
----------------------------------------------------------------------------------------
  Portfolio turnover                       %       247      202      182        132

                                                                                              Class C
                                                                    Three months
                                                                        ended
                                                                      June 30,             Year ended March 31,
                                                                       1999(1)     1999      1998       1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                           $                19.05      16.92     16.76     14.44      14.86
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   $                (0.20)     (0.19)    (0.28)    (0.21)     (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments        $                 5.83       5.41      2.23      2.92      (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               $                 5.63       5.22      1.95      2.71      (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                          $                 0.01         --        --      0.01         --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                              $                 3.15       3.09      1.79      0.38       0.19
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                 $                21.52      19.05     16.92     16.76      14.44
-----------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                               %                32.73      33.72     11.81     18.95      (1.49)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                              $               98,470     84,292    70,345    71,155     71,201
-----------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                    %                 2.51       2.51      2.50      2.50       2.50
-----------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)               %                 2.67       2.77      2.61      2.57       2.57
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense  reimbursement(4)   %                (1.28)     (1.34)    (1.57)    (0.99)     (1.06)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                             %                  247        202       182       132         99

--------------------------------------------------------------------------------
(1) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

PILGRIM
INTERNATIONAL
VALUE FUND

The following chart shows the fund's financial performance by share class.(1) The 1998 and 1997 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1997 were audited by other independent accountants.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                           Class A                             Class B
Year ended October 31,                                     1998        1997        1996       1995(1)     1998        1997(2)
---------------------------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period    $      10.90        9.05        8.10       7.64       10.87       10.00
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                      $       0.11       (0.09)       0.14       0.09        0.07       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments   $       0.96        2.30        0.85       0.37        0.91        0.89
---------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  $       1.07        2.21        0.99       0.46        0.98        0.87
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income              $         --       (0.14)      (0.04)        --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
    investments sold                                $      (0.09)      (0.22)         --         --       (0.09)         --
---------------------------------------------------------------------------------------------------------------------------------
  Total distributions                               $      (0.09)      (0.36)      (0.04)        --       (0.09)         --
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period          $      11.88       10.90        9.05       8.10       11.76       10.87
---------------------------------------------------------------------------------------------------------------------------------
  Total investment return(3)                        %       9.86       27.59       12.15       9.39(4)     9.16        8.70

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)       $    211,018      60,539      16,777      5,188     145,976      59,185
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets           %       1.74        1.80(4)     1.85       1.85(4)     2.47        2.50(4)
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
    net assets                                      %         --        0.27(4)     0.97       6.08(4)       --        0.08(4)
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
    net assets                                      %       1.62        0.46(4)     1.52       1.67(4)     0.69       (0.71)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                           %         32          26          74         --          32          26
---------------------------------------------------------------------------------------------------------------------------------

                                                                           Class C
Year ended October 31,                                    1998        1997         1996    1995(1)
-----------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period          10.86       8.93         8.05     7.61
-----------------------------------------------------------------------------------------------------
  Net investment income (loss)                             0.06      (0.06)        0.05     0.06
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments          0.92       2.20         0.86     0.38
-----------------------------------------------------------------------------------------------------
  Total from investment operations                         0.98       2.14         0.91     0.44
-----------------------------------------------------------------------------------------------------
  Dividends from net investment income                       --      (0.04)       (0.03)      --
-----------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
    investments sold                                      (0.09)     (0.17)          --       --
-----------------------------------------------------------------------------------------------------
  Total distributions                                     (0.09)     (0.21)       (0.03)      --
-----------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                11.75      10.86         8.93     8.05
-----------------------------------------------------------------------------------------------------
  Total investment return(3)                               9.07      25.92        11.39     8.89(4)

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)           137,651     62,103       14,530    5,749
-----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  2.47       2.50(4)      2.50     2.50(4)
-----------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
    net assets                                               --       0.24(4)      1.21     6.08(4)
-----------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
    net assets                                             0.68      (0.23)(4)     0.62     1.13(4)
-----------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    32         26           74       --
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Pilgrim International Value Fund (formerly the "Northstar International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.

(2)   Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                         PILGRIM
                                                              INTERNATIONAL CORE
                                                                     GROWTH FUND

                                                                                   Class A
                                                                    Year                             February 28,
                                                                    ended                             1997(1) to
                                                                  June 30,   Year ended March 31,      March 31,
                                                                   1999(2)    1999         1998          1997
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $             17.01        12.73        12.50
--------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $             (0.01)       (0.02)          --
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments              $              1.02         4.56         0.23
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $              1.01         4.54         0.23
--------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                $              0.18           --           --
--------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $              0.13         0.26           --
--------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $             17.71        17.01        12.73
--------------------------------------------------------------------------------------------------------------------
  Total Return(1):                                              %              5.90        36.10         1.76

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $            21,627       12,664            2
--------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
--------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(2)                   %              1.89         1.96         1.95
--------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(2)              %              2.13         3.02     4,579.78
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(2)   %             (0.51)       (0.45)        0.00
--------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %               214          274           76

                                                                                     Class B
                                                                    Year                           February 28,
                                                                    ended                           1997(1) to
                                                                  June 30,  Year ended March 31,     March 31,
                                                                   1999(2)    1999         1998        1997
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                        17.10        12.68       12.50
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                (0.16)       (0.11)         --
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                             1.05         4.66        0.18
-------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             0.89         4.55        0.18
-------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                               0.03           --          --
-------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                            0.07         0.13          --
-------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                              17.89        17.10       12.68
-------------------------------------------------------------------------------------------------------------------
  Total Return(1):                                                             5.24        35.31        1.44

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                          11,033        7,942           1
-------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(2)                                  2.53         2.61        2.59
-------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(2)                             2.77         3.04   16,000.25
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(2)                 (1.13)       (1.32)       0.00
-------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                            214          274          76

                                                                                       Class C
                                                                      Year                            February 28,
                                                                      ended                            1997(1) to
                                                                    June 30,    Year ended March 31,   March 31,
                                                                     1999(2)      1999        1998        1997
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $                17.16        12.68       12.50
------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $                (0.05)       (0.07)         --
------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments              $                 0.94         4.55        0.18
------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $                 0.89         4.48        0.18
------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                $                 0.11           --          --
------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $                   --           --          --
------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $                17.94        17.16       12.68
------------------------------------------------------------------------------------------------------------------
  Total Return(1):                                              %                 5.22        35.25        1.44

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $               10,400        3,517          43
------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(2)                   %                 2.55         2.61        2.41
------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(2)              %                 2.79         5.10       25.55
------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(2)   %                (1.19)       (1.27)      (0.07)
------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %                  214          274          76

--------------------------------------------------------------------------------
(1) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.

(2) Ratios are annualized for periods less than one year. Expense reimbursements reflect voluntarily reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not incurred.

(3)   Annualized.

PILGRIM
INTERNATIONAL
SMALLCAP
GROWTH FUND

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                                   Class A
                                                 Year                                                                August 31,
                                                 ended                                                               1994(a) to
                                               June 30,                      Year ended March 31,                     March 31,
                                                1999(c)    1999         1998         1997        1996        1995      1999(c)
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period      $              19.29        14.92        13.15       11.51       12.50     20.16
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)              $               0.02        (0.15)        0.04       (0.02)         --     (0.20)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on
    investments                             $               3.21         5.36         1.88        1.79       (0.98)     3.46
---------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations          $               3.23         5.21         1.92        1.77       (0.98)     3.26
---------------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment
    income                                  $                 --           --         0.01        0.13        0.01        --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments         $               1.49         0.84         0.14          --          --      0.99
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $              21.03        19.29        14.92       13.15       11.51     22.43

Total Return(1):                            %              17.26        36.31        14.67       15.46       (7.85)    16.55

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)         $             25,336       11,183        5,569       1,056         610    16,158
---------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
---------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(2)                        %               1.94         1.96         1.95        1.95        1.95      2.59
---------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense
    reimbursement(2)                        %               2.08         2.75         3.76       10.06        9.77      2.73
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(2)                %              (0.82)       (1.56)       (1.05)      (0.27)      (0.07)    (1.45)
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                        %                146          198          206         141          75       146

                                                               Class B
                                               Year                                 May 31,
                                               ended           Year ended         1995(b) to
                                              June 30,          March 31,          March 31,
                                               1999         1998         1997        1996
------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      15.89        13.96       12.50
------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------
  Net investment income (loss)                              (0.15)       (0.15)      (0.02)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on
    investments                                              5.56         2.09        1.48
------------------------------------------------------------------------------------------------
  Total from investment operations                           5.41         1.94        1.46
------------------------------------------------------------------------------------------------
  Less distributions from: Net investment
    income                                                     --         0.01          --
------------------------------------------------------------------------------------------------
  Net realized gains on investments                          1.14           --          --
------------------------------------------------------------------------------------------------
  Net asset value, end of period                            20.16        15.89       13.96

Total Return(1):                                            35.73        13.96       11.68

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                        12,033        5,080       1,487
------------------------------------------------------------------------------------------------
  Ratios to average net assets:
------------------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(2)                                         2.61         2.60        2.60
------------------------------------------------------------------------------------------------
  Gross expenses prior to expense
    reimbursement(2)                                         2.98         4.89       16.15
------------------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(2)                                (2.20)       (1.66)      (0.64)
------------------------------------------------------------------------------------------------
  Portfolio turnover                                          198          206         141

                                                                                          Class C
                                                                     Year                                          August 31,
                                                                     ended                                         1994(1) to
                                                                   June 30,          Year ended March 31,           March 31,
                                                                    1999(c)   1999      1998      1997       1996     1995
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $             18.53     14.87     13.05     11.32     12.50
-----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $             (0.10)    (0.11)    (0.16)     0.01     (0.04)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments              $              3.09      5.09      1.98      1.72     (1.12)
-----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $              2.99      4.98      1.82      1.73     (1.16)
-----------------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                $                --        --        --        --      0.02
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $              0.92      1.32        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $             20.60     18.53     14.87     13.05     11.32
-----------------------------------------------------------------------------------------------------------------------------
  Total Return(1):                                              %             16.55     35.63     13.98     15.30     (9.25)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $            13,226     8,014     3,592       933        24
-----------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(2)                   %              2.59      2.61      2.60      2.60      2.61
-----------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(2) %                           2.73      3.38      3.95     16.15     75.37
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(2)   %             (1.45)    (2.18)    (1.67)    (1.02)    (0.76)
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %               146       198       206       141

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on August 31, 1994.

(2)   Commencement of share offerings.

(3) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-334-3444.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                         PILGRIM
                                                                EMERGING MARKETS
                                                                      VALUE FUND

                                                                  Class A(1)    Class B(1)     Class C(1)
Year ended October 31,                                               1998          1998           1998
-----------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period            $        10.00         10.00          10.00
-----------------------------------------------------------------------------------------------------------
  Net investment gain                                       $         0.12          0.09           0.09
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments           $        (2.43)        (2.44)         (2.46)
-----------------------------------------------------------------------------------------------------------
  Total from investment operations                          $        (2.31)        (2.35)         (2.37)
-----------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                  $         7.69          7.65           7.63
-----------------------------------------------------------------------------------------------------------
  Total investment return(2)                                %       (23.10)       (23.50)        (23.70)

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)               $        3,815         3,583          2,304
-----------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)                %         1.80          2.50           2.50
-----------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)   %         2.08          2.24           2.37
-----------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)     %         3.38          2.55           2.60
-----------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   %           --            --             --
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

PILGRIM
EMERGING
COUNTRIES FUND

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                            Class A
                                              Year                                                           November 28
                                              Ended                                                          1994(1) to
                                            June 30,                  Year Ended March 31,                    March 31,
                                             1999(3)  1999       1998        1997       1996        1995       1999(3)
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period   $            17.39      17.20       14.03      11.00       12.50
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)           $            (0.06)      0.03       (0.06)     (0.04)       0.04
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains
    (loss) on investments                $            (3.81)      1.22        3.51       3.15       (1.54)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations       $            (3.87)      1.25        3.45       3.11       (1.50)
---------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                  $             0.02         --          --       0.02          --
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments      $             0.07       0.28        0.06         --        0.08
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of                $            13.43      17.39       17.20      14.03       11.00
---------------------------------------------------------------------------------------------------------------------------
  Total Return(4):                       %           (22.23)     28.43      (11.98)    (22.23)       7.47

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)      $           47,180     71,014      38,688      4,718       1,197
---------------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(5)                     %             2.27       2.26        2.25       2.25        2.25
---------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense        %             2.56       2.48        3.08       6.72        6.15
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(5)             %            (0.25)      0.55       (1.14)     (0.35)       1.09
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                     %              213        243         176        118          61

                                                          Class B
                                              Year                             May 31,
                                             Ended            Year Ended     1995(2) to
                                            June 30,           March 31,      March 31,
                                              1999         1998        1997     1996
----------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------
  Net asset value, beginning of period        17.64       17.29        14.02    12.50
----------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------
  Net investment income (loss)                (0.22)      (0.07)       (0.11)   (0.04)
----------------------------------------------------------------------------------------
  Net realized and unrealized gains
    (loss) on investments                     (3.70)       1.26         3.47     1.56
----------------------------------------------------------------------------------------
  Total from investment operations            (3.92)       1.19         3.36     1.52
----------------------------------------------------------------------------------------
  Less distributions from:
----------------------------------------------------------------------------------------
  Net investment income                          --          --           --       --
----------------------------------------------------------------------------------------
  Net realized gains on investments            0.84          --         0.08     0.97
----------------------------------------------------------------------------------------
  Net asset value, end of                     13.64       17.64        17.29    14.02
----------------------------------------------------------------------------------------
  Total Return(4):                            24.00       12.16       (22.21)    7.47

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------
  Net assets, end of period (000's)          22,338      38,796       24,558    3,557
----------------------------------------------------------------------------------------
  Ratio to average net assets:
----------------------------------------------------------------------------------------
  Net expenses after expense
    reimbursement(5)                           2.91        2.91         2.90     2.90
----------------------------------------------------------------------------------------
  Gross expenses prior to expense              3.20        3.06         3.66     7.58
----------------------------------------------------------------------------------------
  Net investment income (loss) after
    expense reimbursement(5)                  (0.80)      (0.20)       (1.77)   (1.05)
----------------------------------------------------------------------------------------
  Portfolio turnover                            213         243          176      118

                                                                                              Class C
                                                                  Three Months
                                                                      ended                                           November 28,
                                                                    June 30,            Year Ended March 31,           1994(1) to
                                                                     1999(3)   1999      1998        1997      1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $             16.98     16.81        13.71     10.79      12.50
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $             (0.27)    (0.12)       (0.10)    (0.05)        --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments       $             (3.49)     1.26         3.37      2.97      (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $             (3.76)     1.14         3.27      2.92      (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         $                --        --           --        --       0.01
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $              0.08      0.97         0.17        --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of                                       $             13.14     16.98        16.81     13.71      10.79
-----------------------------------------------------------------------------------------------------------------------------------
  Total Return(4):                                              %            (22.21)     7.47        23.94     27.30     (13.64)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $            19,246    36,986       29,376     4,345         59
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(5)                   %              2.90      2.91         2.90      2.90       2.90
-----------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense                               %              3.19      3.09         3.12      6.23     242.59
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(5)   %             (0.77)    (0.26)       (1.75)    (1.06)     (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %               213       243          176       118%        61

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on November 28, 1994.

(2)   Commencement of offering shares.

(3) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-334-3444.

FINANCIAL
HIGHLIGHTS

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                         PILGRIM
                                                                    ASIA-PACIFIC
                                                                     EQUITY FUND

                                                                                  Class A
                                                                    Year                          February 28,
                                                                    ended                          1997(1) to
                                                                  June 30,  Year ended March 31,    March 31,
                                                                   1999(2)   1999         1998        1997
----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $             10.93        10.35       10.00
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
----------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $              0.03         0.02        0.03
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       $             (6.50)        0.58        0.34
----------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $             (6.47)        0.60        0.37
----------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income               $                --           --          --
----------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           $                --           --        0.02
----------------------------------------------------------------------------------------------------------------
  Tax return of capital                                        $                --         0.02          --
----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $              4.46        10.93       10.35
----------------------------------------------------------------------------------------------------------------
  Total Return(2):                                             %            (59.29)        5.78        3.76

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                            $            11,796       32,485      18,371
----------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(3)                  %              2.00         2.00        2.00
----------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(3)             %              2.80         2.54        3.47
----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(3)  %              0.38         0.00        0.33
----------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      %                81           38          15

                                                                           Class B
                                                              Year                          February 28,
                                                             ended        Year ended         1997(1) to
                                                            June 30,       March 31,          March 31,
                                                             1999(2)   1999         1998        1997
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                 10.83       10.31        10.00
---------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                         (0.03)      (0.07)       (0.01)
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (6.43)       0.59         0.32
---------------------------------------------------------------------------------------------------------
  Total from investment operations                                     (6.46)       0.52         0.31
---------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                          --          --           --
---------------------------------------------------------------------------------------------------------
  In excess of net investment income                                      --          --           --
---------------------------------------------------------------------------------------------------------
  Tax return of capital                                                   --          --           --
---------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                        4.37       10.83        10.31
---------------------------------------------------------------------------------------------------------
  Total Return(2):                                                    (59.65)       5.04         3.19

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                    9,084      30,169       17,789
---------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
---------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(3)                           2.75        2.75         2.75
---------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(3)                      3.55        3.29         4.10
---------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(3)          (0.39)      (0.79)       (0.38)
---------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                 81          38           15

                                                                                     Class M
                                                                                                         Ten months
                                                                                                            ended
                                                                                   Year ended June 30,     June 30,
                                                                         1999       1998        1997       1996(1)
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $                   10.86       10.32        10.00
--------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $                      --       (0.05)          --
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        $                   (6.46)       0.59         0.33
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $                   (6.46)       0.54         0.33
--------------------------------------------------------------------------------------------------------------------
  Less distributions from: Net investment income                $                      --          --           --
--------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                            $                      --          --         0.01
--------------------------------------------------------------------------------------------------------------------
  Tax return of capital                                         $                      --          --           --
--------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $                    4.40       10.86        10.32
--------------------------------------------------------------------------------------------------------------------
  Total Return (2):                                             %                  (59.48)       5.26         3.32

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $                   4,265      11,155        6,476
--------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
--------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(3)                   %                    2.50        2.50         2.50
--------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(3)              %                    3.30        3.04         3.88
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(3)   %                   (0.07)      (0.55)       (0.16)
--------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                       %                      81          38           15

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on September 1, 1995.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3)   Annualized.

PILGRIM
GOVERNMENT
SECURITIES
INCOME FUND

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                             Class A


                                                                         Year Ended June 30,
                                                           1999      1998       1997        1996        1995(1)
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period               $              12.71       12.59       12.97        12.73
-------------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
-------------------------------------------------------------------------------------------------------------------
  Net investment income                              $               0.64        0.69        0.75         0.84
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     $               0.30        0.20       (0.32)        0.24
-------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   $               0.94        0.89        0.43         1.08
-------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-------------------------------------------------------------------------------------------------------------------
  Net investment income                              $               0.77        0.73        0.75         0.84
-------------------------------------------------------------------------------------------------------------------
  Tax return of capital                              $                 --        0.04        0.06           --
-------------------------------------------------------------------------------------------------------------------
  Total distributions                                $               0.77        0.77        0.81         0.84
-------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                     $              12.88       12.71       12.59        12.97
-------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                   %               7.63        7.33        3.34         8.96

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                  $             23,682      29,900      38,753       43,631
-------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement (4)       %               1.50        1.42        1.51         1.40
-------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)   %               1.58        1.42        1.57         1.54
-------------------------------------------------------------------------------------------------------------------
  Net investment income after expense
    reimbursement(4)                                 %               5.13        5.78        5.64         6.37
-------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            %                134         172         170          299

                                                                  Class B
                                                                                        July 17,
                                                                                       1995(2) to
                                                            Year Ended June 30,         June 30,
                                                       1999        1998       1997       1996
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                             12.68      12.59      12.95
--------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------
  Net investment income                                             0.60       0.67       0.66
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                                    0.24       0.11      (0.37)
--------------------------------------------------------------------------------------------------
  Total from investment operations                                  0.84       0.78       0.29
--------------------------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------------------------
  Net investment income                                             0.68       0.69       0.65
--------------------------------------------------------------------------------------------------
  Tax return of capital                                               --         --         --
--------------------------------------------------------------------------------------------------
  Total distributions
--------------------------------------------------------------------------------------------------
  Net asset value, end of period                                   12.84      12.68      12.59
--------------------------------------------------------------------------------------------------
  Total Return(3):                                                  6.78       6.38       2.25

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                3,220      1,534         73
--------------------------------------------------------------------------------------------------
  Ratios to average net assets:
--------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement (4)                      2.25       2.17       2.26
--------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                  2.29         --       2.41
--------------------------------------------------------------------------------------------------
  Net investment income after expense
    reimbursement(4)                                                4.24       4.92       4.98
--------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                            134        172        170

                                                                 Class C             Class M
                                                                June 11,                                  July 17,
                                                               1999(2) to                                1995(2) to
                                                                June 30,       Year Ended June 30,        June 30,
                                                                  1999      1999      1998      1997        1996
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $                          12.72    12.59        12.95
--------------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $                           0.64     0.70         0.68
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   $                           0.23     0.14        (0.36)
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $                           0.87     0.84         0.32
--------------------------------------------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $                           0.70     0.70         0.68
--------------------------------------------------------------------------------------------------------------------
  Tax return of capital                                    $                             --     0.01           --
--------------------------------------------------------------------------------------------------------------------
  Total distributions
--------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                           $                          12.88    12.72        12.59
--------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                         %                           7.02     6.88         2.52
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                        $                            224       61           24
--------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
--------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement (4)             %                           2.00     1.92         2.01
--------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)         %                           2.05       --         2.16
--------------------------------------------------------------------------------------------------------------------
  Net investment income after expense reimbursement(4)     %                           4.29     5.25         5.73
--------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %                            134      172          170

--------------------------------------------------------------------------------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

(5)   Commencement of offering shares.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

                                                                         PILGRIM
                                                           GOVERNMENT SECURITIES
                                                                            FUND

                                                                                 Class A
Year ended December 31,                                            1998       1997     1996     1995(1)
-------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period             $      9.53      9.48     10.07      9.51
-------------------------------------------------------------------------------------------------------------
  Net investment income                                      $      0.49      0.68      0.63      0.34
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     $        --        --     (0.60)     0.59
-------------------------------------------------------------------------------------------------------------
  Total from investment operations                           $      0.49      0.68      0.03      0.93
-------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                       $     (0.64)    (0.63)    (0.62)    (0.37)
-------------------------------------------------------------------------------------------------------------
  Total distributions                                        $     (0.64)    (0.63)    (0.62)    (0.37)
-------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                   $      9.38      9.53      9.48     10.07
-------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                 %      5.27      7.46      0.57     10.04

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                $    31,181     1,744    14,185     3,235
-------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                    %      1.17      1.15      1.09      1.20(3)
-------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets       %      0.15      0.17      0.20      0.20(3)
-------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets       %      6.18      6.44      6.85      6.01(3)
-------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    %       304       129       101       295
-------------------------------------------------------------------------------------------------------------

                                                                              Class B
Year ended December 31,                                          1998      1997     1996     1995(1)
-----------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                 9.55      9.48     10.07     9.51
-----------------------------------------------------------------------------------------------------
  Net investment income                                          0.51      0.52      0.57     0.30
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        (0.09)     0.11     (0.60)    0.59
-----------------------------------------------------------------------------------------------------
  Total from investment operations                               0.42      0.63     (0.03)    0.89
-----------------------------------------------------------------------------------------------------
  Dividends from net investment income                          (0.57)    (0.56)    (0.56)   (0.33)
-----------------------------------------------------------------------------------------------------
  Total distributions                                           (0.57)    (0.56)    (0.56)   (0.33)
-----------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                       9.40      9.55      9.48    10.07
-----------------------------------------------------------------------------------------------------
  Total investment return(2)                                     4.49      6.93     (0.15)    9.61

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                  27,250    13,503     9,135    2,790
-----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                        1.90      1.89      1.80     1.70(3)
-----------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets           0.15      0.17      0.20     0.20(3)
-----------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets           5.55      5.50      6.05     5.20(3)
-----------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                         304       129       101      295
-----------------------------------------------------------------------------------------------------

                                                                                       Class C
Year ended December 31,                                                  1998      1997       1996     1995(1)
-------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                   $     9.54      9.47       10.07      9.51
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                            $     0.45      0.59        0.58      0.30
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           $    (0.05)     0.04       (0.62)     0.59
-------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                 $     0.40      0.63       (0.04)     0.89
-------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                             $    (0.56)    (0.56)      (0.56)    (0.33)
-------------------------------------------------------------------------------------------------------------------
  Distributions from capital                                       $       --        --          --        --
-------------------------------------------------------------------------------------------------------------------
  Total distributions                                                   (0.56)    (0.56)      (0.56)    (0.33)
-------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                         $     9.38      9.54        9.47     10.07
-------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                       $     4.35      6.93       (0.21)     9.61

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                      $    2,652       542       1,147        84
-------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                          %     1.90      1.85        1.80      1.68(3)
-------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement and waiver toaverage net assets   %     0.15      0.17        0.21      0.20(3)
-------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets      %     5.44      5.67        6.22      5.28(3)
-------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                          %      304       129         101       295
-------------------------------------------------------------------------------------------------------------------

                                                                                          Class T
Year ended December 31,                                                 1998     1997      1996       1995       1994
--------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                        9.55     9.48      10.07       8.74      10.32
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                 0.58     0.57       0.60       0.58       0.56
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.14)    0.10      (0.59)      1.35      (1.56)
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                      0.44     0.67       0.01       1.93      (1.00)
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                                 (0.60)   (0.60)     (0.60)     (0.60)     (0.57)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from capital                                              --       --         --         --      (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                  (0.60)   (0.60)     (0.60)     (0.60)     (0.58)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                              9.39     9.55       9.48      10.07       8.74
--------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                            4.84     7.38       0.32      22.90      (9.82)

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                          9,713   89,939    112,126    150,951    152,608
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                               1.55     1.45       1.30       1.30       1.29
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement and waiver toaverage net assets        0.15     0.20       0.21       0.20       0.20
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets           5.97     5.99       6.37       6.23       6.00
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                304      129        101        295        315
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized. operations on June 5, 1995.

PILGRIM
STRATEGIC
INCOME FUND

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                       Class A                Class B              Class C
                                                                    Three                 Three               Three
                                                                   months   July 27,     months   July 27,    months     July 27,
                                                                    ended  1998(1) to     ended  1998(1) to    ended    1998(1) to
                                                                  June 30,  March 31,   June 30,  March 31,  June 30,    March 31,
                                                                   1999(2)    1999       1999(2)    1999      1999(2)      1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $            13.08                  12.78       13.27
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         $             0.53                   0.45        0.48
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments       $            (0.08)                 (0.05)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $             0.45                   0.40        0.42
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         $             0.53                   0.46        0.48
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $             0.11                   0.11        0.11
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $            12.89                  12.61       13.10
-----------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                              %             5.60                   5.17        5.19

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                             $            5,751                  6,637       8,128
-----------------------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                   %             0.96                   1.37        1.36
-----------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)              %             1.98                   2.42        2.41
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)   %             5.81                   5.35        5.36
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %              274                    274         274

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on July 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investment, Inc., became the Investment Manager of the Fund.

(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.

(4)   Annualized.

      [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                         PILGRIM
                                                                      HIGH YIELD
                                                                            FUND

                                                                                           Class A
                                                                                                          Eight
                                                                                                          months        Year
                                                                                                          ended         ended
                                                                          Year ended June 30,             June 30,   October 31,
                                                                 1999      1998        1997     1996     1995(1)(3)     1994
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                     $               6.80       6.36     6.15        5.95        6.47
-----------------------------------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    $               0.61       0.61     0.59        0.35        0.54
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments   $               0.16       0.43     0.16        0.21       (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operation                          $               0.77       1.04     0.75        0.56        0.03
-----------------------------------------------------------------------------------------------------------------------------------
   Less distributions from: Net investment income           $               0.63       0.60     0.54        0.36        0.55
-----------------------------------------------------------------------------------------------------------------------------------
   In excess of net investment income                       $                 --         --       --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                      $               0.63       0.60     0.54        0.36        0.55
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                           $               6.94       6.80     6.36        6.15        5.95
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return(4):                                         %              11.71      17.14    12.72        9.77        0.47

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                        $            102,424     35,940   18,691      15,950      16,046
-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Gross expenses prior to expense reimbursement (5)        %               1.17       1.42     2.19        2.35        2.07
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses after expense reimbursement (5)             %               1.00       1.00     1.00        2.25        2.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income after expense reimbursement (5)    %               9.05       9.54     9.46        8.84        8.73
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                  %                209        394      399         166         192

                                                                               Class B                      Class C
                                                                                                July 17,     May 27,
                                                                                               1995(2) to  1999(2) to
                                                                     Year ended June 30,        June 30,    June 30,
                                                                  1999     1998       1997       1996         1999
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                       $            6.78       6.36       6.20
----------------------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------
   Net investment income                                      $            0.58       0.57       0.48
----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments     $            0.14       0.41       0.14
----------------------------------------------------------------------------------------------------------------------
   Total from investment operation                            $            0.72       0.98       0.62
----------------------------------------------------------------------------------------------------------------------
   Less distributions from: Net investment income             $            0.58       0.56       0.46
----------------------------------------------------------------------------------------------------------------------
   In excess of net investment income                         $              --         --         --
----------------------------------------------------------------------------------------------------------------------
   Total distributions
----------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                             $            6.92       6.78       6.36
----------------------------------------------------------------------------------------------------------------------
   Total Return(4):                                           %           10.90      16.04      10.37

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                          $         154,303     40,225      2,374
----------------------------------------------------------------------------------------------------------------------
   Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------------
   Gross expenses prior to expense reimbursement(5)           %            1.75       1.75       1.75
----------------------------------------------------------------------------------------------------------------------
   Net expenses after expense reimbursement(5)                %            1.92       2.17       2.94
----------------------------------------------------------------------------------------------------------------------
   Net investment income after expense reimbursement(5)       %            8.30       8.64       9.02
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                    %             209        394        339

                                                                         Class M
                                                                                            July 17,
                                                                                             1995(2)
                                                                    Year ended June 30,     June 30,
                                                                  1999    1998      1997      1996
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                   6.78      6.36      6.20
------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------
   Net investment income                                                  0.59      0.58      0.50
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                 0.14      0.41      0.14
------------------------------------------------------------------------------------------------------
   Total from investment operation                                        0.73      0.99      0.64
------------------------------------------------------------------------------------------------------
   Less distributions from: Net investment income                         0.59      0.57      0.48
------------------------------------------------------------------------------------------------------
   In excess of net investment income                                       --        --        --
------------------------------------------------------------------------------------------------------
   Total distributions
------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                         6.92      6.78      6.36
------------------------------------------------------------------------------------------------------
   Total Return(4):                                                      11.16     16.29     10.69

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                                    19,785     8,848     1,243
------------------------------------------------------------------------------------------------------
   Ratios to average net assets:
------------------------------------------------------------------------------------------------------
   Gross expenses prior to expense reimbursement(5)                       1.50      1.50      1.50
------------------------------------------------------------------------------------------------------
   Net expenses after expense reimbursement(5)                            1.67      1.92      2.69
------------------------------------------------------------------------------------------------------
   Net investment income after expense reimbursement(5)                   8.55      8.93      9.41
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                                 209       394       339

--------------------------------------------------------------------------------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)   Commencement of offering shares.

(3)   Effective November 1, 1994, High Yield Fund changed its year end to June
      30.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(5)   Annualized.

PILGRIM
HIGH YIELD
FUND II

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                         Class A                              Class B
                                                             Three                                  Three
                                                            months        Year      March 27,      months      Year      March 27,
                                                             ended        ended      1998 to        ended      ended      1998 to
                                                           June 30,     March 31,   March 31,     June 30,   March 31,   March 31,
                                                            1999(2)       1999       1998(1)       1999(2)     1999       1998(1)

-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $                12.72        12.70                    12.71        12.69
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                         $                 1.12         0.01                     1.04         0.01
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (loss)
   on investments                                       $                (1.00)        0.01                    (0.99)        0.01
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                     $                 0.12         0.02                     0.05         0.02
-----------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                $                 1.18           --                     1.10           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $                11.66        12.72                    11.66        12.71
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return(3):                                     %                 1.13         0.16                     0.55         0.16

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                    $               17,327        4,690                   42,960        8,892
-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses after expense reimbursement(4)          %                 1.12         1.06                     1.77         1.69
-----------------------------------------------------------------------------------------------------------------------------------
   Gross expenses prior to expense reimbursement(4)     %                 1.53         1.06                     2.18         1.69
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) after expense
     reimbursement(4)                                   %                 9.44         7.22                     8.84         6.61
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover                                   %                  242          484                      242          484

                                                                      Class C
                                                            Three
                                                            months      Year        March 27,
                                                             ended      ended        1998 to
                                                           June 30,   March 31,     March 31,
                                                            1999(2)     1999         1998(1)

-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                  12.71        12.69
-----------------------------------------------------------------------------------------------
   Income from investment operations:
-----------------------------------------------------------------------------------------------
   Net investment income (loss)                                           1.04         0.01
-----------------------------------------------------------------------------------------------
   Net realized and unrealized gains (loss)
   on investments                                                        (0.99)        0.01
-----------------------------------------------------------------------------------------------
   Total from investment operations                                       0.05         0.02
-----------------------------------------------------------------------------------------------
   Less distributions from:
-----------------------------------------------------------------------------------------------
   Net investment income                                                  1.10           --
-----------------------------------------------------------------------------------------------
   Net asset value, end of period                                        11.66        12.71
-----------------------------------------------------------------------------------------------
   Total Return(3):                                                       0.55         0.16

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                                    21,290        4,815
-----------------------------------------------------------------------------------------------
   Ratios to average net assets:
-----------------------------------------------------------------------------------------------
   Net expenses after expense reimbursement(4)                            1.77         1.66
-----------------------------------------------------------------------------------------------
   Gross expenses prior to expense reimbursement(4)                       2.18         1.66
-----------------------------------------------------------------------------------------------
   Net investment income (loss) after expense
     reimbursement(4)                                                     8.79         6.91
-----------------------------------------------------------------------------------------------
   Portfolio turnover                                                      242          484

--------------------------------------------------------------------------------
(1)   The Fund commenced operations on March 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

      [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

                                                                         PILGRIM
                                                                      HIGH YIELD
                                                                        FUND III

                                                                              Class A                          Class B
Year ended December 31,                                          1998      1997      1996    1995(1)      1998       1997
------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning of the period            $   9.14      8.94      8.56      8.68       9.15       8.95
------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                     $   0.75      0.73      0.76      0.48       0.68       0.67
------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments    $  (0.55)     0.23      0.44     (0.10)     (0.56)      0.23
------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                          $   0.20      0.96      1.20      0.38       0.12       0.90
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                      $  (0.75)    (0.76)    (0.75)    (0.50)     (0.69)     (0.70)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gain                          $  (0.06)       --        --        --      (0.06)        --
------------------------------------------------------------------------------------------------------------------------------
   Dividends from capital                                    $     --        --     (0.07)       --         --         --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                       $  (0.81)    (0.76)    (0.82)    (0.50)     (0.75)     (0.70)
------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the period                  $   8.53      9.14      8.94      8.56       8.52       9.15
------------------------------------------------------------------------------------------------------------------------------
   Total investment return(2)                                %   2.25     11.18     14.74      4.48       1.28      10.38

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the period ($000s)               $ 31,134    16,213    13,146     7,466    139,711    108,469
------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets                   %   1.26      1.20      1.11      1.02(3)    1.97       1.91
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average net assets      %   8.27      8.06      8.60      9.83(3)    7.50       7.35
------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                   %    135       134       128       103        135        134

                                                                       Class B                          Class C
Year ended December 31,                                          1996      1995(1)     1998         1997        1996    1995(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning of the period                8.57       8.68       9.15         8.95         8.57      8.68
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         0.71       0.44       0.67         0.67         0.72      0.44
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        0.43      (0.09)     (0.54)        0.23         0.42     (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                              1.14       0.35       0.13         0.90         1.14      0.35
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                         (0.69)     (0.46)     (0.69)       (0.70)       (0.69)    (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gain                                --         --      (0.06)          --           --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from capital                                       (0.07)        --         --           --        (0.07)       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          (0.76)     (0.46)     (0.75)       (0.70)       (0.76)    (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the period                      8.95       8.57       8.53         9.15         8.95      8.57
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment return(2)                                   13.94       4.17       1.39        10.37        13.93      4.17

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the period ($000s)                 79,199     29,063     23,559       21,393       14,275     3,410
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets                       1.81       1.71(3)    1.98         1.92         1.82      1.72(3)
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average net assets          7.88       9.18(3)    7.48         7.35         7.85      9.29(3)
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                        128        103        135          134          128       103

                                                                                         Class T
Year ended December 31,                                              1998       1997       1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning of the period                $    9.14      8.94       8.56         8.29         9.31
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         $    0.71      0.71       0.73         0.84         0.81
-----------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        $   (0.54)     0.23       0.45         0.26        (0.99)
-----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                              $    0.17      0.94       1.18         1.10        (0.18)
-----------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                          $   (0.73)    (0.74)     (0.73)       (0.83)       (0.83)
-----------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gain                              $      --        --         --           --        (0.01)
-----------------------------------------------------------------------------------------------------------------------------
   Distributions from capital                                    $   (0.06)       --      (0.07)          --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions                                           $   (0.79)    (0.74)     (0.80)       (0.83)       (0.84)
-----------------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the period                      $    8.52      9.14       8.94         8.56         8.29
-----------------------------------------------------------------------------------------------------------------------------
   Total investment return(2)                                    %    1.79     10.86      14.49        13.71        (2.18)

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the period ($000s)                   $  89,116   109,320    124,431      139,711      136,426
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets                       %    1.60      1.47       1.31         1.33         1.34
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of expense reimbursement to average net assets          %      --        --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average net assets   %    7.83      7.77       8.43         9.69         9.08
-----------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                       %     135       134        128          103           86

--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

PILGRIM
HIGH TOTAL
RETURN FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                 Class A                                    Class B

Year ended October 31,                        1998      1997      1996      1995    1994(1)        1998     1997       1996
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning
     of the period                     $      5.00      4.78      4.48      4.41      5.00         5.00      4.77       4.47
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income               $      0.46      0.48      0.46      0.48      0.41         0.43      0.44       0.43
-------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on investments                    $     (1.07)     0.20      0.32      0.07     (0.60)       (1.07)     0.22       0.32
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations    $     (0.61)     0.68      0.78      0.55     (0.19)       (0.64)     0.66       0.75
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
     income                            $     (0.47)    (0.46)    (0.48)    (0.48)    (0.40)       (0.44)    (0.43)     (0.45)
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
     gain on investments sold          $     (0.15)       --        --        --        --        (0.15)       --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                    $     (0.62)    (0.46)    (0.48)    (0.48)    (0.40)       (0.59)    (0.43)     (0.45)
-------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the
     period                            $      3.77      5.00      4.78      4.48      4.41         3.77      5.00       4.77
-------------------------------------------------------------------------------------------------------------------------------
Total investment return(2)             %    (13.65)    15.03     18.14     13.02     (4.11)      (14.28)    14.46      17.08

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the
     period ($000s)                    $   148,650   215,361   167,698    88,552    50,797      428,903   577,351    346,919
-------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
     assets                            %      1.30      1.42      1.52      1.55      1.50(3)      2.02      2.12       2.23
-------------------------------------------------------------------------------------------------------------------------------
   Ratio of expense reimbursement
     to average net assets             %        --        --        --        --      0.99(3)        --        --         --
-------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income
     to average net assets(3)          %      9.93      9.88      9.86     10.90     10.09(3)      9.20      9.18       9.14
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                %       123       183       158       145       163          123       183        158
-------------------------------------------------------------------------------------------------------------------------------

                                              Class B                            Class C

Year ended October 31,                     1995    1994(1)      1998      1997     1996      1995     1994(1)
------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning
     of the period                         4.41     5.20        5.02      4.79     4.49      4.41      5.06
------------------------------------------------------------------------------------------------------------------
   Net investment income                   0.45     0.33        0.43      0.44     0.43      0.44      0.26
------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on investments                        0.06    (0.80)      (1.08)     0.22     0.32      0.09     (0.65)
------------------------------------------------------------------------------------------------------------------
   Total from investment operations        0.51    (0.47)      (0.65)     0.66     0.75      0.53     (0.39)
------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
     income                               (0.45)   (0.32)      (0.44)    (0.43)   (0.45)    (0.45)    (0.26)
------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
     gain on investments sold                --       --       (0.15)       --       --        --        --
------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.45)   (0.32)      (0.59)    (0.43)   (0.45)    (0.45)    (0.26)
------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the
     period                                4.47     4.41        3.78      5.02     4.79      4.49      4.41
------------------------------------------------------------------------------------------------------------------
Total investment return(2)                11.97    (9.30)     (14.41)    14.42    17.28     12.44     (7.21)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the
     period ($000s)                      96,362   25,880      64,141    97,457   54,382    11,011     2,330
------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
     assets                                2.25     2.20(3)     2.03      2.13     2.23      2.27      2.20(3)
------------------------------------------------------------------------------------------------------------------
   Ratio of expense reimbursement
     to average net assets                   --     0.20(3)       --        --       --        --      0.11(3)
------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income
     to average net assets(3)             10.20     9.72(3)     9.19      9.18     9.14     10.18      9.46(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     145      163         123       183      158       145       163
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Class A commenced operations on November 8,1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

      [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                         PILGRIM
                                                                      HIGH TOTAL
                                                                  RETURN FUND II

                                                                       Class A(1)            Class B(1)             Class C(1)
Year ended October 31,                                               1998      1997        1998      1997         1998      1997
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the beginning of the period               $    5.49      5.00        5.49      5.00         5.50      5.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                        $    0.50      0.28        0.47      0.25         0.47      0.25
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments              $   (0.70)     0.53       (0.70)     0.53        (0.71)     0.54
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                             $   (0.20)     0.81       (0.23)     0.78        (0.24)     0.79
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                         $   (0.48)    (0.28)      (0.44)    (0.25)       (0.44)    (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions declared from capital                          $   (0.03)    (0.04)      (0.03)    (0.04)       (0.03)    (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          $   (0.51)    (0.32)      (0.47)    (0.29)       (0.47)    (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value at the end of the period                     $    4.78      5.49        4.79      5.49         4.79      5.50
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment return(2)                                   %   (4.23)    16.53       (4.90)    15.91        (4.90)    16.12
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets at the end of the period ($000s)                  $  40,924     8,548     168,859    38,076       53,703    12,334
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets(3)                   %    1.44      1.26        2.17      1.95         2.17      1.95
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expense reimbursement to average net assets(3)      %    0.01      3.36        0.02      0.75         0.01      0.78
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average net assets(3)      %    8.90      5.89        8.17      5.20         8.16      5.17
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                      %     150       164         150       164          150       164
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

FINANCIAL
HIGHLIGHTS

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         PILGRIM
                                                                        BALANCED
                                                                            FUND

                                                                                    Class A
                                                        Three
                                                        months
                                                         ended
                                                       June 30,                   Year ended March 31,
                                                        1999(2)    1999        1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period               $             19.53      15.54      16.16      13.74      13.52
---------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------------------
  Net investment income                              $              0.36       0.26       0.32       0.34       0.21
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments   $              2.58       5.70       0.84       2.42       0.22
---------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   $              2.94       5.96       1.16       2.76       0.43
---------------------------------------------------------------------------------------------------------------------
  Less distributions from:
---------------------------------------------------------------------------------------------------------------------
  Net investment income                              $              0.43       0.27       0.32       0.34       0.21
---------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                  $              3.01       1.70       1.46         --         --
---------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                     $             19.03      19.53      15.54      16.16      13.74
---------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                   %             17.10      39.34       6.74      20.16       3.22

Ratio/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)           $             9,519      6,675      4,898      5,902      4,980
---------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)        %              1.59       1.61       1.60       1.60       1.60
---------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)   %              1.97       2.56       3.00       3.30       2.78
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense
  reimbursement(4)                                   %              2.08       3.58       1.87       2.16       1.44
---------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                 %               165        260        213        197        110
                                                                              Class B
                                                          Three
                                                          months                                      May 31,
                                                           ended               Year ended           1995(1) to
                                                         June 30,               March 31,            March 31,
                                                          1999(2)      1999       1998       1997      1996
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                20.07      14.88      14.18      12.50
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------
  Net investment income                                                0.28       0.15       0.17       0.12
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                     2.74       5.58       0.70       1.68
-----------------------------------------------------------------------------------------------------------------
  Total from investment operations                                     3.02       5.73       0.87       1.80
-----------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------
  Net investment income                                                0.31       0.15       0.17       0.12
-----------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                                    2.40       0.39         --         --
-----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                      20.38      20.07      14.88      14.18
-----------------------------------------------------------------------------------------------------------------
  Total Return(3):                                                    16.49      38.79       6.10      14.45

Ratio/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)                            6,048      4,254      2,133        673
-----------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                          2.24       2.26       2.25       2.25
-----------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                     2.62       2.71       6.44      13.05
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense
  reimbursement(4)                                                     1.43       2.99       1.25       1.38
-----------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                    165        260        213        197

                                                                                              Class C
                                                                  Three months
                                                                      ended
                                                                    June 30,                  Year ended March 31,
                                                                     1999(2)    1999       1998        1997        1996     1995
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $               19.90     15.59       16.20       13.76     13.54
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         $                0.26      0.15        0.21        0.24      0.11
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments              $                2.52      5.71        0.85        2.44      0.22
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              $                2.78      5.86        1.06        2.68      0.33
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         $                0.28      0.15        0.21        0.24      0.11
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments                             $                4.05      1.40        1.46          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $               18.35     19.90       15.59       16.20     13.76
-----------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                              %               16.34     38.35        6.05       19.58      2.47

Ratio/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)                      $              21,655    20,784      16,990      16,586    16,470
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                   %                2.23      2.26        2.25        2.25      2.25
-----------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)              %                2.61      2.68        2.83        3.01      2.60
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)   %                1.43      2.93        1.23        1.53      0.83
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                            %                 165       260         213         197       110

--------------------------------------------------------------------------------
(1)   Commencement of offering of shares.

(2) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

PILGRIM
INCOME AND
GROWTH FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                              Class A                                           Class B
Year ended October 31,                       1998     1997     1996     1995   1994(1)       1998      1997      1996      1995
---------------------------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
    of the period                        $  12.47    12.16    10.86    10.00    10.00       12.44     12.13     10.84      9.99
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                  $   0.37     0.38     0.32     0.35     0.30        0.29      0.27      0.24      0.27
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                $  (0.22)    1.53     1.29     0.84    (0.05)      (0.22)     1.55      1.28      0.85
---------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations       $   0.15     1.91     1.61     1.19     0.25        0.07      1.82      1.52      1.12
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income   $  (0.39)   (0.34)   (0.31)   (0.33)   (0.25)      (0.30)    (0.25)    (0.23)    (0.27)
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                    $  (0.53)   (1.26)      --       --       --       (0.53)    (1.26)       --        --
---------------------------------------------------------------------------------------------------------------------------------
  Total distributions                    $  (0.92)   (1.60)   (0.31)   (0.33)   (0.25)      (0.83)    (1.51)    (0.23)    (0.27)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of
    the period                           $  11.70    12.47    12.16    10.86    10.00       11.68     12.44     12.13     10.84
---------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)             %   1.12    17.02    14.48    13.19     2.48        0.44     15.06     13.60     12.31

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
    period ($000s)                       $ 47,378   53,805   85,250   76,031   72,223      55,873    73,829    71,123    60,347
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average
    net assets                           %   1.40     1.47     1.52     1.51     1.50(3)     2.12      2.18      2.26      2.23
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
    to average net assets                %     --       --       --       --     0.47(3)       --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
    average net assets                   %   2.99     2.90     2.78     3.39     3.73(3)     2.28      2.18      2.04      2.66
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                %    102       56      147       91       26         102        56       147        91

                                           Class B                       Class C
Year ended October 31,                      1994(1)     1998      1997     1996      1995   1994(1)
-----------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------
  Net asset value at the beginning
    of the period                        $   10.64      12.42     12.12    10.83     9.99   10.37
-----------------------------------------------------------------------------------------------------
  Net investment income                  $    0.20       0.31      0.28     0.24     0.27    0.20
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                $   (0.65)     (0.24)     1.54     1.28     0.85   (0.38)
-----------------------------------------------------------------------------------------------------
  Total from investment operations       $   (0.45)      0.07      1.82     1.52     1.12   (0.18)
-----------------------------------------------------------------------------------------------------
  Dividends from net investment income   $   (0.20)     (0.30)    (0.26)   (0.23)   (0.28)  (0.20)
-----------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                    $      --      (0.53)    (1.26)      --       --      --
-----------------------------------------------------------------------------------------------------
  Total distributions                    $   (0.20)     (0.83)    (1.52)   (0.23)   (0.28)  (0.20)
-----------------------------------------------------------------------------------------------------
  Net asset value at the end of
    the period                           $    9.99      11.66     12.42    12.12    10.83    9.99
-----------------------------------------------------------------------------------------------------
  Total investment return(2)             %   (4.20)      0.51     15.04    13.68    12.33   (1.75)

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
  Net assets at the end of the
    period ($000s)                       $  37,767     41,186    69,494   60,458   53,661   4,823
-----------------------------------------------------------------------------------------------------
  Ratio of expenses to average
    net assets                           %    2.20(3)    2.09      2.15     2.20     2.22    2.20(3)
-----------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
    to average net assets                %    0.16(3)      --        --       --       --    0.06(3)
-----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
    average net assets                   %    3.00(3)    2.32      2.21     2.10     2.67    2.87(3)
-----------------------------------------------------------------------------------------------------
  Portfolio turnover rate                %      26        102        56      147       91      26

--------------------------------------------------------------------------------
(1) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.









        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

                                                                         PILGRIM
                                                                   BALANCE SHEET
                                                                   OPPORTUNITIES
                                                                            FUND

                                                                         Class A                               Class B

Year ended December 31,                                     1998      1997      1996     1995(1)   1998     1997      1996
------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period        $  13.00     11.78     12.53    12.77     12.94    11.74     12.51
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 $   0.50      0.52      0.56     0.43      0.44     0.44      0.50
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments       $   0.14      2.27      0.74     1.06      0.10     2.25      0.71
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                      $   0.64      2.79      1.30     1.49      0.54     2.69      1.21
------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                  $  (0.56)    (0.54)    (0.57)   (0.48)    (0.46)   (0.46)    (0.50)
------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold  $  (0.74)    (1.03)    (1.48)   (1.25)    (0.74)   (1.03)    (1.48)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   $  (1.30)    (1.57)    (2.05)   (1.73)    (1.20)   (1.49)    (1.98)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period              $  12.34     13.00     11.78    12.53     12.28    12.94     11.74
------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                            %   5.19     24.31     10.54    11.95      4.38    23.48      9.76
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)           $  18537     1,281     1,100      797     5,107    4,969     3,765
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets               %   1.47      1.50      1.40     1.27(3)   2.17     2.15      2.10
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets  %     --      0.02      0.09       --        --     0.02      0.07
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets  %   4.02      4.01      4.30     4.99(3)   3.33     3.37      3.64
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                               %     38       130       107      131        38      130       107
------------------------------------------------------------------------------------------------------------------------------

                                                           Class B              Class C

Year ended December 31,                                  1995(1)   1998     1997     1996     1995(1)
------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period          12.77    12.95    11.75    12.52    12.77
------------------------------------------------------------------------------------------------------
  Net investment income                                    0.35     0.45     0.43     0.49     0.38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments          1.09     0.11     2.25     0.70     1.07
------------------------------------------------------------------------------------------------------
  Total from investment operations                         1.44     0.56     2.68     1.19     1.45
------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    (0.45)   (0.46)   (0.45)   (0.48)   (0.45)
------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold    (1.25)   (0.74)   (1.03)   (1.48)   (1.25)
------------------------------------------------------------------------------------------------------
  Total distributions                                     (1.70)   (1.20)   (1.48)   (1.96)    1.70
------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                12.51    12.31    12.95    11.75    12.52
------------------------------------------------------------------------------------------------------
  Total investment return(2)                              11.56     4.53    23.41     9.72    11.49
------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)             1,759      753      756      372      231
------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  1.95(3)  2.15     2.25     2.10     1.91(3)
------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets       --       --       --     0.10
------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     4.38(3)  3.34     3.30     3.61     4.49(3)
------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   131       38      130      107      131
------------------------------------------------------------------------------------------------------

                                                                                     Class T

Year ended December 31,                                         1998        1997       1996        1995        1994
--------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $   13.01       11.79       12.54       11.54       12.94
--------------------------------------------------------------------------------------------------------------------
    Net investment income                                  $    0.59        0.50        0.53        0.57        0.57
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   $   (0.01)       2.24        0.73        2.27       (1.25)
--------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       $    0.58        2.74        1.26        2.84       (0.68)
--------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     $   (0.47)      (0.49)      (0.53)      (0.59)      (0.54)
--------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold     $   (0.74)      (1.03)      (1.48)      (1.25)      (0.16)
--------------------------------------------------------------------------------------------------------------------
  Distributions from capital                               $      --          --          --          --       (0.02)
--------------------------------------------------------------------------------------------------------------------
  Total distributions                                      $   (1.21)      (1.52)      (2.01)      (1.84)      (0.72)
--------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $   12.38       13.01       11.79       12.54       11.54
--------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %    4.64       23.91       10.18       25.11       (5.33)

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)              $  24,065      53,201      59,490      72,472      73,764
--------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  %    1.89        1.83        1.69        1.68        1.69
--------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets     %      --        0.04        0.06          --          --
--------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     %    3.59        3.70        3.99        4.44        4.36
--------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %      38         130         107         131          59
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

PILGRIM
CONVERTIBLE
FUND

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                                Class A

                                                                   Three
                                                                   months
                                                                   ended
                                                                  June 30,                Year ended March 31,
                                                                   1999(1)    1999      1998     1997       1996     1995
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                         $            19.12     16.59     15.68     12.86     14.16
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                 $             0.40      0.44      0.47      0.48      0.49
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments      $             3.17      4.49      1.64      2.82     (0.89)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                             $             3.57      4.93      2.11      3.30     (0.40)
---------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                        $             0.41      0.44      0.48      0.48      0.49
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments gains                      $             0.36      1.96      0.72        --      0.41
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                               $            21.92     19.12     16.59     15.68     12.86
---------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                             %            19.17     31.04     13.73     26.00     (2.64)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)                     $           65,742    47,290    32,082    31,712    31,150
---------------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                  %             1.53      1.57      1.60      1.60      1.60
---------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)             %             1.65      1.74      1.75      1.76      1.76
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense
    reimbursement(4)                                           %             2.08      5.64      2.83      3.29      3.71
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                           %              138       160       167       145       126


                                                                                 Class B

                                                             Three
                                                             months                                   May 31,
                                                             ended              Year Ended          1995(2) to
                                                            June 30,             March 31,           March 31,
                                                             1999(1)     1999       1998      1997      1996
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                  20.56     16.60      14.96     12.50
--------------------------------------------------------------------------------------------------------------
  Income from investment operations:
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                           0.29      0.32       0.31      0.24
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments                3.47      4.65       1.64      2.46
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                       3.76      4.97       1.95      2.70
--------------------------------------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------------------------------------
  Net investment income                                                  0.27      0.32       0.31      0.24
--------------------------------------------------------------------------------------------------------------
  Net realized gains on investments gains                                0.19      0.69         --        --
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                        23.86     20.56      16.60     14.96
--------------------------------------------------------------------------------------------------------------
  Total Return(3):                                                      18.52     30.51      13.01     21.72

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)                             58,736    36,725     12,740     2,125
--------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
--------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                            2.18      2.22       2.25      2.25
--------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)                       2.30      2.33       3.19      7.08
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense
    reimbursement(4)                                                     1.44      5.04       2.29      2.59
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                      138       160        167       145

                                                                                               Class C
                                                               Three months
                                                                   ended
                                                                 June 30,                       Year ended March 31,
                                                                  1999(2)        1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                           $    22.40     19.55      17.05      15.89      13.03      14.28
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                   $     0.07      0.28       0.34       0.37       0.40       0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss) on investments        $     1.37      3.25       4.60       1.66       2.86      (0.89)
---------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               $     1.44      3.53       4.94       2.03       3.26      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                          $     0.06      0.25       0.34       0.37       0.40       0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investments gains                        $       --      0.43       2.10       0.50         --       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                 $    23.78     22.40      19.55      17.05      15.89      13.03
---------------------------------------------------------------------------------------------------------------------------------
  Total Return(3):                                               %     6.45     18.45      30.22      12.91      25.24      (3.26)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands)                       $  100,276    95,998     81,561     62,143     58,997     61,792
---------------------------------------------------------------------------------------------------------------------------------
  Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------------------
  Net expenses after expense reimbursement(4)                    %     2.10      2.18       2.22       2.25       2.25       2.25
---------------------------------------------------------------------------------------------------------------------------------
  Gross expenses prior to expense reimbursement(4)               %     2.10      2.30       2.31       2.29       2.28       2.29
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) after expense reimbursement(4)    %     1.17      1.44       4.99       2.18       2.64       3.05
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                             %       28       138        160        167        145        126

--------------------------------------------------------------------------------
(1) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)   Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-992-0180.

WHERE TO GO
FOR MORE
INFORMATION

--------------------------------------------------------------------------------

You'll find more information about the Pilgrim family of funds in our:

ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Pilgrim funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. Otherwise, you may obtain the information for a fee by contacting the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

1-800-SEC-0330

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the fund's SEC file number. The file numbers are as follows:

Pilgrim Research Enhanced Index Fund                     811-7978
Pilgrim Growth Opportunities Fund                        811-4431
Pilgrim MidCap Opportunities Fund                        811-8817
Pilgrim Growth + Value Fund                              811-7978
Pilgrim SmallCap Opportunities Fund                      811-4434
Pilgrim Bank and Thrift Fund, Inc.                       811-4504
Pilgrim International Value Fund                         811-7978
Pilgrim Emerging Markets Value Fund                      811-7978
Pilgrim Government Securities Income Fund, Inc.          811-4031
Pilgrim Government Securities Fund                       811-4423
Pilgrim High Yield Fund                                  811-5496
Pilgrim High Total Return Fund                           811-7978
Pilgrim High Total Return Fund II                        811-7978
Pilgrim Income and Growth Fund                           811-7978
Pilgrim Balance Sheet Opportunities Fund                 811-2239
Pilgrim Advisory Funds, Inc.                             811-9040
Pilgrim Investment Funds, Inc.                           811-1939
Pilgrim Mutual Funds                                     811-7428

                                                                      Prospectus

                          PILGRIM ADVISORY FUNDS, INC.
                        Pilgrim Asia-Pacific Equity Fund
                            Pilgrim MidCap Value Fund
                          Pilgrim LargeCap Leaders Fund

                         PILGRIM INVESTMENT FUNDS, INC.
                              Pilgrim MagnaCap Fund
                             Pilgrim High Yield Fund

                       PILGRIM BANK AND THRIFT FUND, INC.
                          Pilgrim Bank and Thrift Fund

                 PILGRIM GOVERNMENT SECURITIES INCOME FUND, INC.
                    Pilgrim Government Securities Income Fund

                              PILGRIM MUTUAL FUNDS
                     Pilgrim International Core Growth Fund
                          Pilgrim Worldwide Growth Fund
                   Pilgrim International SmallCap Growth Fund
                         Pilgrim Emerging Countries Fund
                          Pilgrim LargeCap Growth Fund
                           Pilgrim MidCap Growth Fund
                          Pilgrim SmallCap Growth Fund
                            Pilgrim Convertible Fund
                              Pilgrim Balanced Fund
                           Pilgrim High Yield Fund II
                          Pilgrim Strategic Income Fund
                            Pilgrim Money Market Fund

                       PILGRIM SMALLCAP OPPORTUNITIES FUND
                       Pilgrim SmallCap Opportunities Fund

                        PILGRIM GROWTH OPPORTUNITIES FUND
                        Pilgrim Growth Opportunities Fund

                              PILGRIM EQUITY TRUST
                        Pilgrim MidCap Opportunities Fund

                             PILGRIM MAYFLOWER TRUST
                       Pilgrim Emerging Markets Value Fund
                           Pilgrim Growth + Value Fund
                         Pilgrim High Total Return Fund
                        Pilgrim High Total Return Fund II
                          Pilgrim Income & Growth Fund
                        Pilgrim International Value Fund
                      Pilgrim Research Enhanced Index Fund

                    PILGRIM BALANCE SHEET OPPORTUNITIES FUND
                    Pilgrim Balance Sheet Opportunities Fund

                       PILGRIM GOVERNMENT SECURITIES FUND
                       Pilgrim Government Securities Fund

                             PILGRIM HIGH YIELD FUND
                           Pilgrim High Yield Fund III

                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                                 (800) 992-0180

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2000

This Statement of Additional Information relates to each series (each a "Fund") of each entity (each a "Company") listed above. A Prospectus for the Funds, dated January 1, 2000, which provides the basic information you should know before investing in the Funds, may be obtained without charge from the Funds or the Funds' Principal Underwriter, Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor"), at the address listed above. This Statement of Additional Information is not a prospectus and it should be read in conjunction with the Prospectus, dated January 1, 2000, which has been filed with the Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Funds' Annual Report dated December 31, 1998 and the Semi-Annual Report dated June 30, 1999 (Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund III), the Annual Report dated October 31, 1999 (Mayflower Trust) and the Annual Report dated June 30, 1999 (Bank and Thrift Fund, Inc., Advisory Funds, Inc., Investment Funds, Inc., Pilgrim Mutual Funds, and Government Securities Income Fund, Inc.) are incorporated herein by reference (excluding the Money Market Fund which is newly organized). Copies of the Funds' Prospectus and Annual or Semi-Annual Report may be obtained without charge by contacting Pilgrim Funds at the address and phone number written above.

                                TABLE OF CONTENTS

ORGANIZATION OF THE REGISTRANTS.................................................

MANAGEMENT OF THE FUNDS.........................................................

INVESTMENT MANAGER FEES.........................................................

EXPENSE LIMITATION AGREEMENTS...................................................

RULE 12B-1 PLANS................................................................

SUPPLEMENTAL DESCRIPTION OF INVESTMENTS.........................................

INVESTMENT RESTRICTIONS ........................................................

PORTFOLIO TRANSACTIONS..........................................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................

DETERMINATION OF SHARE PRICE....................................................

SHAREHOLDER INFORMATION.........................................................

SHAREHOLDER SERVICES AND PRIVILEGES.............................................

DISTRIBUTIONS...................................................................

TAX CONSIDERATIONS..............................................................

CALCULATION OF PERFORMANCE DATA.................................................

GENERAL INFORMATION.............................................................

FINANCIAL STATEMENTS............................................................

                         ORGANIZATION OF THE REGISTRANTS

Pilgrim Advisory Funds

Pilgrim Advisory Funds, Inc. ("Advisory Funds") is a Maryland corporation registered as an open-end, management investment company. The Company currently consists of three separate diversified investment funds, Pilgrim Asia-Pacific Equity Fund ("Asia-Pacific Equity Fund"), Pilgrim MidCap Value Fund ("MidCap Value Fund") and Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund"), each with its own investment objective and policies.

On November 16, 1998, the name of Pilgrim Advisory Funds, Inc. was changed from "Pilgrim America Masters Series, Inc.," and the names of the Funds were changed from "Pilgrim America Masters Asia-Pacific Equity Fund," "Pilgrim America Masters MidCap Value Fund," and "Pilgrim America Masters LargeCap Value Fund."

Pilgrim Investment Funds

Pilgrim Investment Funds, Inc. ("Pilgrim Investment Funds") is a Maryland corporation registered as an open-end, management investment company. The Company currently consists of two separate diversified investment funds: Pilgrim MagnaCap Fund ("MagnaCap Fund") and Pilgrim High Yield Fund ("High Yield
Fund").

On August 18, 1989, shareholders of the High Yield Fund approved a proposal to reorganize the High Yield Fund from a New York common law trust to a series of Pilgrim High Yield Trust, a Massachusetts business trust. Effective January 18, 1990, Pilgrim High Yield Trust changed its name to Pilgrim Strategic Investment Series ("PSIS") and the High Yield Fund became a series of PSIS. Subsequently, on April 4, 1995, shareholders approved a proposal to reorganize High Yield Fund from a series of PSIS to a series of the Company, a Maryland corporation, in connection with the sale by the former Pilgrim Management Corporation of its name and its books and records related to the Fund to a subsidiary of Pilgrim America Capital Corporation (formerly Express America Holdings Corporation). This reorganization, while having no ramifications with respect to the investment objectives, policies, or restrictions of the High Yield Fund, did result in a change of manager and distributor.

On July 14, 1995, Pilgrim Investments name was changed from "Pilgrim Investment Funds, Inc." to "Pilgrim America Investment Funds, Inc.," MagnaCap Fund's name was changed from "Pilgrim MagnaCap Fund" to "Pilgrim America MagnaCap Fund," and High Yield Fund's name was changed from "Pilgrim High Yield Fund" to "Pilgrim America High Yield Fund." On November 16, 1998, the name of the Pilgrim Investments became "Pilgrim Investment Funds, Inc.," the name of MagnaCap Fund became "Pilgrim MagnaCap Fund," and the name of the High Yield Fund became "Pilgrim High Yield Fund."

Pilgrim Mutual Funds

Pilgrim Mutual Funds was organized in December 1992 as a business trust under the laws of Delaware. Information regarding each Fund of the Trust is included in this Statement of Additional Information. Prior to a reorganization, of the Trust which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.

On March 15, 1999, the name of the Trust was changed from "Nicholas-Applegate Mutual Funds," and the name of each Fund (except the Money Market Fund, which is a new fund) was changed as follows:


Old Name                                            New Name
--------                                            --------
Nicholas-Applegate International Core Growth Fund   Pilgrim International Core
                                                    Growth Fund
Nicholas-Applegate Worldwide Growth Fund            Pilgrim Worldwide Growth
                                                    Fund
Nicholas-Applegate International Small Cap Growth   Pilgrim International Small
Fund                                                Cap Growth Fund
Nicholas-Applegate Emerging Countries Fund          Pilgrim Emerging Countries
                                                    Fund
Nicholas-Applegate Large Cap Growth Fund            Pilgrim Large Cap Growth
                                                    Fund
Nicholas-Applegate Mid Cap Growth Fund              Pilgrim Mid Cap Growth Fund
Nicholas-Applegate Small Cap Growth Fund            Pilgrim Small Cap Growth
                                                    Fund
Nicholas-Applegate Convertible Fund                 Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund             Pilgrim Balanced Fund
Nicholas-Applegate High Yield Bond Fund             Pilgrim High Yield Fund II
Nicholas-Applegate High Quality Bond Fund           Pilgrim High Quality Bond
                                                    Fund

On May 24, 1999, the names of the following Funds were changed as follows:

Old Name                                            New Name
--------                                            --------
Pilgrim International Small Cap Growth Fund         Pilgrim International
                                                    SmallCap Growth Fund
Pilgrim Large Cap Growth Fund                       Pilgrim LargeCap Growth Fund
Pilgrim Mid Cap Growth Fund                         Pilgrim MidCap Growth Fund
Pilgrim Small Cap Growth Fund                       Pilgrim SmallCap Growth Fund
Pilgrim High Quality Bond Fund                      Pilgrim Strategic Income
                                                    Fund

The Trustees have approved an Agreement and Plan of Reorganization for High Yield Fund III that, if approved by shareholders of High Yield Fund III, will result in the reorganization of High Yield Fund III into the Pilgrim High Yield Fund II series of Pilgrim Mutual Funds. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the spring of 2000.

Pilgrim Bank and Thrift Fund

Pilgrim Bank and Thrift Fund, Inc. ("Bank and Thrift Fund") is a Maryland corporation registered as an open-end, diversified management investment company. The Bank and Thrift Fund changed its name from "Pilgrim Regional BankShares, Inc." to "Pilgrim America Bank and Thrift Fund, Inc." in April, 1996. The Fund operated as a closed-end fund prior to October 17, 1997. On October 16, 1997, shareholders approved open-ending the Fund, and since October 17, 1997, the Fund has operated as an open-end fund. On November 16, 1998, the name of the Fund became "Pilgrim Bank and Thrift Fund."

Pilgrim Government Securities Income Fund

Pilgrim Government Securities Income Fund, Inc. (the "Government Securities Income Fund") is a California corporation registered as an open-end, diversified management company, which seeks high current income, consistent with liquidity and preservation of capital.

Pilgrim SmallCap Opportunities Fund

Pilgrim SmallCap Opportunities Fund (the "SmallCap Opportunities Fund") is a Massachusetts Business Trust registered as an open-end diversified management investment company. The SmallCap Opportunities Fund was organized in 1986. On November 1, 1999, the name of the SmallCap Opportunities Fund was changed from "the Northstar Special Fund" (formerly Advantage Special Fund).

Pilgrim Growth Opportunities Fund

Pilgrim Growth Opportunities Fund (the "Growth Opportunities Fund") is a Massachusetts Business Trust registered as an open-end diversified management company. The Growth Opportunities Fund was organized in 1986. On November 1, 1999, the name of the Growth Opportunities Fund was changed from "the Northstar Growth Fund" (formerly Advantage Growth Fund).

Pilgrim Equity Trust

Pilgrim Equity Trust (the "Equity Trust") is a Massachusetts Business Trust registered as an open-end management company. The Equity Trust was organized in 1998. The Trust currently consists of one separate diversified investment fund, the Pilgrim MidCap Opportunities Fund (the "MidCap Opportunities Fund"). On November 1, 1999, the name of the Equity Trust was changed from the "Northstar Equity Trust", and the MidCap Opportunities Fund was changed from the "Northstar Mid-Cap Growth Fund."

The Pilgrim Mayflower Trust

Pilgrim Mayflower Trust (the "Mayflower Trust") is a Massachusetts Business Trust registered as an open-end management Investment company. The Trust currently consists of seven separate diversified investment funds: Pilgrim Emerging Markets Value Fund (the "Emerging Markets Value Fund"), Pilgrim Growth + Value Fund (the "Growth + Value Fund"), the Pilgrim High Total Return Fund (the "High Total Return Fund"), the Pilgrim High Total Return Fund II (the "High Total Return Fund II"), the Pilgrim Income & Growth Fund (the "Income & Growth Fund"), the Pilgrim International Value Fund (the "International Value Fund"), and the Pilgrim Research Enhanced Index Fund (the "Research Enhanced Index Fund"), each with its own investment objectives and policies.

On November 1, 1999, the name of the Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust). On the same date, the following funds changed their names as follows:

Old Name                                      New Name
--------                                      --------
Northstar Emerging Markets Value Fund         Pilgrim Emerging Markets Value
                                              Fund
Northstar Growth + Value Fund                 Pilgrim Growth + Value Fund
Northstar High Total Return Fund (formerly    Pilgrim High Total Return Fund
Northstar Advantage High Total Return Fund)
Northstar High Total Return Fund II           Pilgrim High Total Return Fund II
Northstar Income & Growth Fund (formerly      Pilgrim Income & Growth Fund
Northstar Advantage Income and Growth Fund)
Northstar International Value Fund            Pilgrim International Value Fund
Northstar Research Enhanced Index Fund        Pilgrim Research Enhanced Index
                                              Fund

The Income and Growth Fund and the High Total Return Fund were organized in 1993. The Growth + Value Fund and the High Total Return Fund II were organized in 1996. The International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund. The Emerging Markets Value Fund was organized in 1998. The Research Enhanced Fund was organized in 1998.

The Trustees have approved an Agreement and Plan of Reorganization for the Pilgrim Income & Growth Fund that, if approved by shareholders of the Income & Growth Fund in the spring of 2000, will result in the reorganization of Income & Growth Fund into the Pilgrim Balanced Fund series of the Pilgrim Mutual Funds.

Pilgrim Balance Sheet Opportunities Fund

The Pilgrim Balance Sheet Opportunities Fund (the "Balance Sheet Opportunities Fund") is a Massachusetts Business Trust registered as an open-end diversified management investment company. The Balance Sheet Opportunities Fund was organized in 1986. On November 1, 1999, Pilgrim Balance Sheet Opportunities Fund's name was changed from "Northstar Balance Sheet Opportunities Fund" (formerly Advantage Income Fund).

The Trustees have approved an Agreement and Plan of Reorganization for the Balance Sheet Opportunities Fund that, if approved by shareholders of the Balance Sheet Opportunities Fund in the spring of 2000, will result in the reorganization of the Balance Sheet Opportunities Fund into the Pilgrim Balanced Fund series of the Pilgrim Mutual Funds.

Pilgrim Government Securities Fund

Pilgrim Government Securities Fund (the "Government Securities Fund") is a Massachusetts Business Trust registered as an open-end diversified management investment company. The Government Securities Fund was organized in 1986. On November 1, 1999, Government Securities Fund's name was changed from "Northstar Government Securities Fund" (formerly Advantage Government Securities Fund).

The Trustees have approved an Agreement and Plan of Reorganization for the Government Securities Fund that, if approved by shareholders of the Government Securities Fund in the spring of 2000, will result in the reorganization of Government Securities Fund into the Government Securities Income Fund.

Pilgrim High Yield Fund III

Pilgrim High Yield Fund III (the "High Yield Fund III") is a Massachusetts Business Trust registered as an open-end diversified management investment company. The High Yield Fund III was organized in 1989. On November 1, 1999, High Yield Fund III's name was changed from "Northstar High Yield Fund" (formerly Advantage High Yield Fund).

The Trustees have approved an Agreement and Plan of Reorganization for the High Yield Fund III that, if approved by shareholders of the High Yield Fund III in the spring of 2000, will result in the reorganization of the High Yield Fund III into the High Yield Fund II series of the Pilgrim Mutual Funds.

                         Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement with Pilgrim, Pilgrim Advisers, Inc. ("Pilgrim Advisers"), acts as the Investment Adviser to the Equity Trust, Mayflower Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and High Yield Fund III. Pilgrim Advisers, Inc. was formerly known as Northstar Investment Management Corporation until its name change following the acquisition on October 29, 1999. In this capacity, Pilgrim Advisers, subject to the authority of the Directors of the Funds, and subject to delegation of certain responsibilities to Navellier Fund Management, Inc. as the Sub-Adviser for the Growth + Value Fund, Brandes Investment Partners, L.P. as the Sub-Adviser for the International Value Fund and the Emerging Markets Value Fund and J.P. Morgan Investment Management Inc. as the Sub-Adviser for the Research Enhanced Index Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio. Pilgrim Advisers oversees the investment management of the Sub-Advisers for the Funds which are managed by a Sub-Adviser.

                             MANAGEMENT OF THE FUNDS

Board of Directors. Each Company is managed by its Directors/Trustees ("Board of Directors" and "Board of Trustees" are used interchangeably in this Statement of Additional Information). The Directors and Officers of the Companies are listed below. An asterisk (*) has been placed next to the name of each Director who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Companies or Pilgrim Investments, Inc., the Companies' investment manager ("Pilgrim Investments" or the "Investment Manager").

Set forth below is information regarding the Directors/Trustees of the Funds. (Ms. Baldwin is not a director of the Mayflower Trust, SmallCap Opportunities, Growth Opportunities, Balance Sheet Opportunities, Government Securities, and the High Yield Fund III Funds, but rather she serves as a member of their Advisory Boards.)

      Mary A. Baldwin, Ph.D, 2525 E. Camelback Road, Suite 200, Phoenix, Arizona 85016. (Age 59) Director. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992 - November 1996). Ms. Baldwin is also a director and/or trustee of each of the funds managed by the Investment Manager.

      Al Burton, 2300 Coldwater Canyon, Beverly Hills, California 90210. (Age
      71) Director. President of Al Burton Productions for more than the last five years; formerly Vice President, First Run Syndication, Castle Rock Entertainment (July 1992 - November 1994). Mr. Burton is also a director and/or trustee of each of the funds managed by the Investment Manager.

      Jock Patton, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age
      53) Director. Private Investor. Director of Hypercom Corporation (since January 1999); Stuart Entertainment, Inc. (since January 1999); and JDA Software Group, Inc. (since January 1999). Mr. Patton was formerly Director of Artisoft, Inc. (August 1994 - July 1998); President and Co-owner, StockVal, Inc. (April 1993 - June 1997) and a partner and director of the law firm of Streich, Lang, P.A. (1972 - 1993). Mr. Patton is also a director and/or trustee of each of the funds managed by the Investment Manager.

      *Robert W. Stallings, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 50) Chairman, Chief Executive Officer, and President. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman, Pilgrim Investments, Inc. (since December 1994); Director, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December 1994); Chairman, Chief Executive Officer and President of Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc. and Pilgrim Investment Funds, Inc. (since April 1995). Chairman and Chief Executive Officer of Pilgrim Prime Rate Trust (since April 1995). Chairman and Chief Executive Officer of Pilgrim America Capital Corporation (formerly, Express America Holdings Corporation) ("Pilgrim Capital") (since August 1990).

      *John G. Turner, ____________________. (Age 59) Chairman and Chief Executive Officer of Relia Star Financial Corp. and Relia Star Life Insurance Co. (since 1993); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (since
      1995); Chairman of Northern Life Insurance Company (since 1992); Director of Northstar Investment

      Management Corporation and affiliates (since October 1993); Chairman and Director/Trustee of the Northstar affiliated investment companies (since October 1993). Mr. Turner was formerly President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986-1991).

      David W. Wallace, ____________________. (Age 75) Director, Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. Mr. Wallace is President and Director/Trustee of the Robert R. Young Foundation, Governor of the New York Hospital and Director of UMC Electronics and Zurn Industries, Inc. Mr. Wallace was formerly Chairman and Chief Executive Officer of Todd Shipyards and Bangor Punta Corporation and National Securities & Research Corporation. Mr. Wallace is also a director and/or trustee of each of the funds managed by the Investment Manager.

      Paul S. Doherty, ____________________. (Age 65) Director, President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr. Doherty is a Director of Tambrands, Inc. Mr. Doherty is also a director and/or trustee of each of the funds managed by the Investment Manager.

      Robert B. Goode, ____________________. (Age 69) Director. Currently retired. Mr. Goode was formerly Chairman of The First Reinsurance Company of Hartford (1990-1991) and President and Director of American Skandis Life Assurance Company (1987-1989). Mr. Goode is also a director and/or trustee of each of the funds managed by the Investment Manager.

      Alan L. Gosule, ____________________. (Age 58) Director. Partner, Rogers & Wells. Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc. Mr. Gosule is also a director and/or trustee of each of the funds managed by the Investment Manager.

      *Mark Lipson, ____________________. (Age 59) Director. Chairman and Chief Executive Officer of Northstar Investment Management Corporation, Northstar Holding, Inc. and Northstar Distributors, Inc. Mr. Lipson is Director of Northstar Administrators Corporation, Director and President of Northstar Funding, Inc. and Trustee and President of Northstar affiliated investment companies. Mr. Lipson was formerly the Director, President and Chief Executive Officer of National Securities & Research Corporation and Director/Trustee and President of the National Affiliated Investment Companies and certain of National's subsidiaries (prior to August 1993).

      Walter H. May, ____________________. (Age 62) Director. Retired. Mr. May was formerly a Senior Executive for Piper Jaffray, Inc. Mr. May is also a director and/or trustee of each of the funds managed by the Investment Manager.

      David W.C. Putnam, ____________________. (Age 59) Director. President, Clerk and Director of F.L. Putnam Securities Company, Inc., F.L. Putnam Investment Management Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co. Mr. Putnam is Director of Anchor Investment Management Corporation and President and Director/Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust,

      Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust. Mr. Putnam is also a director and/or trustee of each of the funds managed by the Investment Manager.

      John R. Smith, ____________________. (Age 76) Director. President of New England Fiduciary Company (financial planning) (since 1991). Mr. Smith is Chairman of Massachusetts Educational Financing Authority (since 1987), Vice Chairman of Massachusetts Health and Education Authority and formerly Financial Vice President of Boston College (1970-1991). Mr. Smith is also a director and/or trustee of each of the funds managed by the Investment Manager.

Each Fund pays each Director who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $25,000; (ii) $2,500 per quarterly and special Board meeting; (iii) $500 per committee meeting; (iv) $500 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on the Funds' average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors serve in common as Directors (and, in the case of Walter E. Auch and Mary A. Baldwin, Funds for which they serve as Advisory Officers).

Compensation of Directors. The following tables set forth information regarding compensation of Directors by each Company and other funds managed by the Investment Manager for the year ended June 30, 1998. Officers of the Companies and Directors who are interested persons of the Companies do not receive any compensation from the Fund or any other funds managed by the Investment Manager. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Director served during that fiscal year.

                               Compensation Table+

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                          Aggregate
                                  Aggregate                                                              Compensation  Aggregate
                    Aggregate    Compensation    Aggregate     Aggregate                    Aggregate       From       Compensation
                   Compensation      From       Compensation  Compensation    Aggregate    Compensation    Balances       From
                   From Pilgrim    SmallCap     From Growth    From High    Compensation       From         Sheet      Government
    Name of          Mutual      Opportunities  Opportunities  Yield Fund     From Equity    Mayflower  Opportunities  Securities
Person, Position      Funds+         Fund           Fund          III           Trust        Trust(7)       Fund          Fund
----------------      ------         ----           ----          ---           -----        --------       ----          ----
-----------------------------------------------------------------------------------------------------------------------------------

Dann V.
Angeloff(5)          $25,000
-----------------------------------------------------------------------------------------------------------------------------------

Fred C.
Applegate(5)         $22,000
-----------------------------------------------------------------------------------------------------------------------------------
Walter E. Auch(3)
Director/Advisory
Officer              $19,000
-----------------------------------------------------------------------------------------------------------------------------------
Mary A.
Baldwin(1)(2)
Director
-----------------------------------------------------------------------------------------------------------------------------------

John P. Burke
  Director
-----------------------------------------------------------------------------------------------------------------------------------

Al Burton(1)(2)
  Director
-----------------------------------------------------------------------------------------------------------------------------------

Theodore J.
Coburn(5)            $24,000
-----------------------------------------------------------------------------------------------------------------------------------

Darlene
Deremer(5)           $21,000
-----------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                     $2,369         $1,369        $1,369         $308          $7,819       $1,369        $1,369
-----------------------------------------------------------------------------------------------------------------------------------
Bruce S.
Foerster*
Former Director
-----------------------------------------------------------------------------------------------------------------------------------
Robert B. Goode,
Jr                                  $2,338         $1,338        $1,338         $308          $7,664       $1,338        $1,338
-----------------------------------------------------------------------------------------------------------------------------------
Alan S. Gosule                      $2,369         $1,369        $1,369         $308          $7,819       $1,369        $1,369
-----------------------------------------------------------------------------------------------------------------------------------

George F.
Keane(5)             $23,000
-----------------------------------------------------------------------------------------------------------------------------------

Arthur B.
Laffer(5)            $18,000
-----------------------------------------------------------------------------------------------------------------------------------
Mark L. Lipson                        $0             $0            $0            $0             $0           $0            $0
-----------------------------------------------------------------------------------------------------------------------------------
Walter H. May                       $2,369         $1,369        $1,369         $308          $7,819       $1,369        $1,369
-----------------------------------------------------------------------------------------------------------------------------------

Jock Patton(1)(2)
  Director
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                      Total
                                                                                                   Compensation
                                                                           Pension or                 From
                                                              Aggregate    Retirement              Registrant
                    Aggregate     Aggregate     Aggregate    Compensation   Benefits   Estimated    and Fund
                   Compensation  Compensation  Compensation     from        Accrued      Annual      Complex
                      From          From        From Bank    Government    As Part of   Benefits      Paid
    Name of         Advisory     Investment    and Thrift    Securities       Fund        Upon         to
Person, Position      Funds        Funds          Fund       Income Fund    Expenses   Retirement  Directors(6)
----------------      -----        -----          ----       -----------    --------   ----------  ------------
---------------------------------------------------------------------------------------------------------------
                                                                                                     $25,000
Dann V.
Angeloff(5)                                                                   None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $22,000
Fred C.
Applegate(5)                                                                  None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
Walter E. Auch(3)                                                                                    $3,000
Director/Advisory
Officer                $89          $643          $553           $26          N/A         N/A      (3 boards)
---------------------------------------------------------------------------------------------------------------
Mary A.                                                                                              $34,750
Baldwin(1)(2)
Director             $1,248        $8,028        $8,422         $388          N/A         N/A      (6 boards)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $34,750
John P. Burke
  Director           $1,248        $8,028        $8,422         $388          N/A         N/A      (6 boards)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $34,750
Al Burton(1)(2)
  Director           $1,248        $8,028        $8,422         $388          N/A         N/A      (6 boards)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $24,000
Theodore J.
Coburn(5)                                                                     None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $21,000
Darlene
Deremer(5)                                                                    None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                                               N/A         N/A        $20,000
---------------------------------------------------------------------------------------------------------------
Bruce S.                                                                                             $______
Foerster*
Former Director      $_____        $_____        $_____         $___          N/A         N/A      (5 boards)
---------------------------------------------------------------------------------------------------------------
Robert B. Goode,
Jr                                                                            N/A         N/A        $18,500
---------------------------------------------------------------------------------------------------------------
Alan S. Gosule                                                                N/A         N/A        $20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     $23,000
George F.
Keane(5)                                                                      None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
                                                                                                     $18,000
Arthur B.
Laffer(5)                                                                     None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------
Mark L. Lipson                                                                N/A         N/A          $0
---------------------------------------------------------------------------------------------------------------
Walter H. May                                                                 N/A         N/A        $20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     $34,250
Jock Patton(1)(2)
  Director           $1,229        $7,883        $8,291         $381          N/A         N/A      (6 boards)
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                           Aggregate
                                  Aggregate                                                               Compensation  Aggregate
                    Aggregate    Compensation    Aggregate      Aggregate                    Aggregate       From       Compensation
                   Compensation      From       Compensation   Compensation    Aggregate    Compensation    Balances       From
                   From Pilgrim    SmallCap     From Growth     From High    Compensation       From         Sheet      Government
    Name of          Mutual      Opportunities  Opportunities  Yield Fund     From Equity    Mayflower   Opportunities  Securities
Person, Position      Funds+         Fund           Fund           III           Trust        Trust(7)       Fund          Fund
----------------      ------         ----           ----           ---           -----        --------       ----          ----
------------------------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                   $2,338         $1,338         $1,338         $308          $7,664       $1,338        $1,338
------------------------------------------------------------------------------------------------------------------------------------
John R. Smith                       $2,369         $1,369         $1,369         $308          $7,819       $1,369        $1,369
------------------------------------------------------------------------------------------------------------------------------------
Robert W.
Stallings(2)(4)
  Director              $0
------------------------------------------------------------------------------------------------------------------------------------
John G. Turner                        $0             $0             $0            $0             $0           $0            $0
------------------------------------------------------------------------------------------------------------------------------------
David W. Wallace                    $2,369         $1,369         $1,369         $308          $7,819       $1,369        $1,369
------------------------------------------------------------------------------------------------------------------------------------

Charles E.
Young(5)             $23,000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                      Total
                                                                                                   Compensation
                                                                           Pension or                 From
                                                              Aggregate    Retirement              Registrant
                    Aggregate     Aggregate     Aggregate    Compensation   Benefits   Estimated    and Fund
                   Compensation  Compensation  Compensation     from        Accrued      Annual      Complex
                      From          From        From Bank    Government    As Part of   Benefits      Paid
    Name of         Advisory     Investment    and Thrift    Securities       Fund        Upon         to
Person, Position      Funds         Fund          Fund       Income Fund    Expenses   Retirement  Directors(6)
----------------      -----         ----          ----       -----------    --------   ----------  ------------
---------------------------------------------------------------------------------------------------------------
David W.C. Putnam                                                             N/A         N/A        $19,500
---------------------------------------------------------------------------------------------------------------
John R. Smith                                                                 N/A         N/A        $20,000
---------------------------------------------------------------------------------------------------------------
Robert W.                                                                                              $0
Stallings(2)(4)
  Director             $0            $0            $0            $0           N/A         N/A      (6 boards)
---------------------------------------------------------------------------------------------------------------
John G. Turner                                                                N/A         N/A          $0
---------------------------------------------------------------------------------------------------------------
David W. Wallace                                                              N/A         N/A        $20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     $23,000
Charles E.
Young(5)                                                                      None        N/A       (1 board)
---------------------------------------------------------------------------------------------------------------

----------

*     Resigned as Director effective September 30, 1998.

(1)   Member of the Audit Committee.

(2) Also serves as a member of the Board of Trustees of the Pilgrim Prime Rate Trust.

(3) Mr. Auch was elected as a Director of Pilgrim Bank and Thrift Fund, Inc. and Pilgrim Prime Rate Trust on May 24, 1999. While he was a trustee of Pilgrim Mutual Funds (formerly Nicholas-Applegate Mutual Funds) prior to that date, Pilgrim Mutual Funds was not part of the Pilgrim Fund complex until May 24, 1999. Resigned as Trustee effective October __, 1999.

(4) "Interested person," as defined in the Investment Company Act of 1940, of the Company because of the affiliation with the Investment Manager.

(5)   Resigned as Trustee effective May 21, 1999.

(6) Prior to May 24, 1999, the Trust was part of a different Fund complex. Effective May 24, 1999, when Pilgrim Investments, Inc. became the investment adviser to the Funds, the Trust joined the Pilgrim family of funds.

(7) This total does not include the Research Enhanced Index Fund which commenced operations on December 20, 1998.

+ Pilgrim Mutual Funds has recently changed its fiscal year end to June 30. The following table sets forth information regarding compensation of Trustees and other funds managed by the investment adviser for the fiscal period from April 1, 1999 through June 30, 1999. Officers and Trustees who are interested persons do not receive any compensation from the Funds.

Officers

The following individuals serve as officers for each Fund:

      James R. Reis, Executive Vice President and Assistant Secretary

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 41) Director, Vice Chairman (since December 1994), Executive Vice President (since April 1995), and Director of Structured Finance (since April 1998), Pilgrim Group, Inc. and Pilgrim Investments; Director (since December
      1994) and Vice Chairman (since November 1995) of Pilgrim Securities; Executive Vice President, Assistant Secretary and Chief Credit Officer of Pilgrim Prime Rate Trust; Executive Vice President and Assistant Secretary of each of the other Pilgrim Funds. Chief Financial Officer (since December 1993), Vice Chairman and Assistant Secretary (since April 1993) and former President (May 1991 - December 1993), Pilgrim Capital (formerly Express America Holdings Corporation). Presently serves or has served as an officer or director of other affiliates of Pilgrim Capital.

      Stanley D. Vyner, Executive Vice President

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 49) President and Chief Executive Officer (since August 1996), Pilgrim Investments; Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management Americas, Inc., and Chief Executive Officer, and Actuary (May 1986 - October 1993) HSBC Life Assurance Co.

      James M. Hennessy, Executive Vice President and Secretary

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 50) Executive Vice President and Secretary (since April 1998), Pilgrim Capital (formerly Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Senior Vice President, Pilgrim Capital (April 1995 - April 1998); Senior Vice President, Express America Mortgage Corporation (June 1992 - August 1994) and President, Beverly Hills Securities Corp. (January 1990 - June 1992).

      Michael J. Roland, Senior Vice President and Principal Financial Officer

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 41) Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June,
      1998).

      Robert S. Naka, Vice President and Assistant Secretary

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 36) Vice President, Pilgrim Investments (since April 1997) and Pilgrim Group, Inc. (since February 1997). Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February 1997). Formerly Operations Manager, Pilgrim Group, Inc. (April 1992 - April 1995).

      Robyn L. Ichilov, Vice President and Treasurer

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 31) Vice President, Pilgrim Investments (since August 1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

In addition to the above listed officers, the following individuals also serve as officers for the indicated Fund:

      Advisory Funds, Investment Funds and the Government Securities Income Fund

      Walter E. Auch, Advisory Officer

      6001 North 62nd Place, Paradise Valley, Arizona. (Age 78) Trustee, Pilgrim Prime Rate Trust and Pilgrim Mutual Funds (formerly Nicholas-Applegate Mutual Funds); Director, Pilgrim Bank and Thrift Fund, Inc. Director of Legend Properties, Inc. (since 1984); Arizona Heart Institute (since
      1983); Banyan Strategic Realty Trust (since 1987); Fort Dearborn Fund (since 1987); Semele Group (since 1987); Brinson Funds (since 1994), registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Advisors Series Trust (since 1997). Trustee of Salomon Smith Barney Trak Funds (since 1994); Salomon Smith Barney Concert Series (since 1994); and Hillsdale College (since 1996). Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to
      1986); Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979); Trustee, Nicholas-Applegate Institutional Fund (1992 - 1999) and Nicholas-Applegate Mutual Funds (1992 - 1999).

      Pilgrim Advisory Funds.

      G. David Underwood, Vice President and Senior Portfolio Manager.

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 50) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

      Pilgrim Investment Funds.

      Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 57) Senior Vice President, Pilgrim Investments (since August 1995). Formerly Senior Vice President, Pilgrim Group, Inc. (November 1986 - April 1995).

      Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

      Pilgrim Mutual Funds.

      Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

      G. David Underwood, Vice President and Senior Portfolio Manager.

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 48) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

      Robert K. Kinsey, Vice President and Portfolio Manager.

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 41) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Portfolio Manager, Federated Investors (January 1995 - March 1999); Principal and Portfolio Manager, Harris Investment Management (July 1992 - January 1995).

      Bank and Thrift Fund.

      Carl Dorf, Senior Vice President and Senior Portfolio Manager.

      40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 58) Senior Vice President (since February 1997), Pilgrim Investments, Inc. Formerly Vice President, Pilgrim Investments, Inc. (August 1995 - February
      1997). Formerly Vice President, Pilgrim Bank and Thrift Fund, Inc. (January 1996 - May 1997). Formerly Vice President, Pilgrim Management Corporation (January 1991 - April 1995).

      Government Securities Income Fund.

      Charles G. Ullerich, Vice President and Portfolio Manager

      40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 34) Vice President, Pilgrim Investments (since February 1998). Formerly Assistant Portfolio Manager of Pilgrim Government Securities Income Fund, Inc. (August 1995 - September 1996) and Vice President, First Liberty Bank (April 1991 - August 1995).

The following individuals serve as officers to the following funds: Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and High Yield Fund III.

            [Insert the biographical information of the new officers]

Principal Shareholders

As of December 15, 1999 the Directors and Officers as a group owned less than 1% of any class of each Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Funds, except as follows:

                       [Insert the financial information]

Investment Managers

The Investment Manager for the Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Mayflower Trust, Balance Sheet Opportunities Fund, the Government Securities Fund, and the High Yield Fund III is Pilgrim Advisers, Inc. The Investment Manager for the Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and Government Securities Income Fund is Pilgrim Investments, Inc. (Pilgrim Advisers, Inc. and Pilgrim Investments, Inc. are collectively referred to as the "Investment Manager").

The Investment Manager serves as investment manager to the Funds and has overall responsibility for the management of the Funds. The Investment Manager serves pursuant to separate Investment Management Agreements between the Investment Manager and each Company on behalf of the Funds. The Investment Management Agreements require the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Funds.

Pilgrim Advisers, Inc. and Pilgrim Investments, Inc. are both registered as investment advisers with the SEC and serve as investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of December 15, 1999, the Investment Manager had assets under management of approximately [$__________ billion]. Pilgrim Advisers, Inc. and Pilgrim Investments, Inc. are wholly-owned subsidiaries of ReliaStar Financial Corporation (NYSE:RLR). Through its subsidiaries, ReliaStar Financial Corporation offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.

Each Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Directors/Trustees, investment advice and investment services to the Fund and to furnish advise and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial two year term, each Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment

Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Investment Management Agreement for the Income and Growth Fund and High Total Return Fund was originally approved by the Trustees of the Northstar Trust, now the Pilgrim Mayflower Trust, on October 23, 1993, and by the sole Shareholder of each Fund on November 8, 1993. The Investment Management Agreement was last renewed by the Trustees on April 30, 1999.

The Investment Management Agreement for the Growth + Value Fund, High Total Return Fund II, International Value Fund and the Research Enhanced Index Fund was approved by the Trustees of the Northstar Trust, currently the Pilgrim Mayflower Trust, on July 31, 1996, October 29, 1996, January 23, 1997, and December 16, 1998, respectively. The Agreement was approved by the sole shareholder of each Fund on __________. The Agreement was last renewed on April 30, 1999.

The Investment Management Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Northstar Trust, currently the Pilgrim Mayflower Trust, on behalf of the Fund on October 29, 1997, and by the sole shareholder of the Fund on November 8, 1997. The Agreement will continue in effect until November 8, 2000.

The Investment Management Agreement for the former Northstar MidCap Growth Fund, now the Pilgrim MidCap Opportunities Fund, was approved by the Trustees of the Northstar Equity Trust, now the Pilgrim Equity Trust, on July 29, 1998, and by the sole Shareholder of the Fund on July 31, 1998. The Agreement will continue in effect until July 31, 2000.

The Investment Management Agreements for the SmallCap Opportunities, Growth Opportunities, Balance Sheet Opportunities, Government Securities, and the High Yield Fund III Funds were approved by the Trustees of the affected Funds on March 1, 1995 and by the shareholders of such Funds on June 2, 1995. The Agreements were last renewed on April 30, 1999.

The Investment Advisory Agreement for the Advisory Funds, Bank and Thrift Fund, Investment Funds, Pilgrim Mutual Funds, and the Government Securities Income Fund was approved on by the Directors on August 2, 1999 and by shareholders of such Funds on October 26, 1999. The Agreements will continue in effect until [Insert Information].

                             INVESTMENT MANAGER FEES

The Investment Manager bears the expense of providing its services, and pays the fees of the Portfolio Manager. For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

Series                               Annual Investment Management Fee*
------                               ---------------------------------

SmallCap Growth Fund                 1.00% of the Fund's average net assets

MidCap Growth Fund                   0.75% of the first $500 million of the
                                     Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

LargeCap Growth Fund                 0.75% of the first $500 million of the
                                     Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

High Yield Fund II                   0.60% of the Fund's average net assets

Convertible Fund                     0.75% of the first $500 million of the
                                     Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Series                               Annual Investment Management Fee*
------                               ---------------------------------

Balanced Fund                        0.75% of the first $500 million of the
                                     Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Strategic Income Fund                0.45% of the first $500 million of the
                                     Fund's average net assets, 0.40% of the
                                     next $250 million of average net assets, and 0.35% of the average net assets in excess of $750 million

Emerging Countries Fund              1.25% of the Fund's average net assets

Worldwide Growth Fund                1.00% of the first $500 million of the
                                     Fund's average net assets, 0.90% of the
                                     next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International SmallCap Growth Fund   1.00% of the first $500 million of the
                                     Fund's average net assets, 0.90% of the
                                     next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International Core Growth Fund       1.00% of the first $500 million of the
                                     Fund's average net assets, 0.90% of the
                                     next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

Money Market                         0.50% of average net assets if the Fund has
Fund*                                not invested substantially all of its
                                     assets in another investment company, 0.00% if substantially all of its assets are invested in another investment company

MidCap Value Fund                    1/12 of 1.00% of the Fund's average daily
                                     net assets during the month (approximately
                                     1.00% on an annual basis)

LargeCap Leaders Fund                1/12 of 1.00% of the Fund's average daily
                                     net assets during the month (approximately
                                     1.00% on an annual basis)

Asia-Pacific Equity Fund             1/12 of 1.25% of the Fund's average daily
                                     net assets during the month (approximately
                                     1.25% on an annual basis)

MagnaCap Fund                        1.00% per annum of the average daily net
                                     assets of the MagnaCap Fund on the first
                                     $30 million of net assets. The annual rate is reduced to 0.75% on net assets from $30 million to $250 million; to 0.625% on net assets from $250 million to $500 million;
                                     and to 0.50% on net assets over $500
                                     million High Yield Fund 0.60% of the
                                     average daily net asset value of the High
                                     Yield Fund. Prior to April 17, 1998, the
                                     Investment Management fee was an annual fee at a rate of 0.75% on the first $25 million in net assets, 0.625% on net assets over $25 million up to $100 million, 0.50% on net assets over $100 million up to $500 million, and 0.40% for net assets over $500 million

Bank and Thrift Fund                 1.00% of the first $30,000,000 of average
                                     daily net assets, 0.75% of the next
                                     $95,000,000 of average daily net assets and 0.70% of average daily net assets in excess of $125,000,000. The fees are computed and accrued daily and paid monthly

----------

* The Money Market Fund will also pay advisory fees to Reserve Management Company, Inc., the investment adviser of Primary Institutional Fund, a series of Reserve Institutional Trust, the investment company in which the Money Market Fund invests substantially all of its assets.

Series                               Annual Investment Management Fee*
------                               ---------------------------------

Government Securities Income Fund    0.50% per annum of the average daily net
                                     assets of the Government Securities Income
                                     Fund on the first $500 million of net
                                     assets. The annual rate is reduced to 0.45%
                                     on net assets from $500 million to $1
                                     billion and to 0.40% on net assets in
                                     excess of $1 billion

SmallCap Opportunities Fund          0.75% of the Fund's average daily net
                                     assets

Mid-Cap Opportunities Fund           1.00% of the Fund's average daily net
                                     assets

Growth Opportunities Fund            0.75% of the Fund's average daily net
                                     assets

Growth + Value Fund                  1.00% of the Fund's average daily net
                                     assets

International Value Fund             1.00% of the Fund's average daily net
                                     assets

Emerging Markets Value Fund          1.00% of the Fund's average daily net
                                     assets

Research Enhanced Index Fund         0.70% of the Fund's average daily net
                                     assets

Income & Growth Fund                 0.75% on the first $250,000,000 of
                                     aggregate average daily net assets of each Fund, 0.70% on the next $250,000,00 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion

Government Securities Fund           0.65% of the Fund's average daily net
                                     assets

High Yield Fund III                  0.60% of the Fund's average daily net
                                     assets

High Total Return Fund II            0.75% of the Fund's average daily net
                                     assets

High Total Return Fund               0.75% on the first $250,000,000 of
                                     aggregate average daily net assets of each Fund, 0.70% on the next $250,000,00 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion

Balance Sheet Opportunities Fund     0.65% of the Fund's average daily net
                                     assets. This fee is accrued daily and
                                     payable monthly

Sub-Advisory Agreements

The Investment Management Agreement for certain Funds provides that the Investment Manager, with the approval of the Company's Board of Directors, may select and employ investment advisers to serve as portfolio manager for any Fund ("Portfolio Manager"), and shall monitor the Portfolio Managers' investment programs and results, and coordinate the investment activities of the Portfolio Managers to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Portfolio Managers, executive salaries and expenses of the Directors and Officers of the Company who are employees of the Investment Manager or its affiliates and office rent of the Company. The Portfolio Managers of the Advisory Funds pay all of their expenses arising from the performance of their obligations under the sub-advisory agreements (the "Sub-Advisory Agreements" or the "Portfolio Management Agreements").

Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Company are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of the Investment Manager or any Portfolio Manager, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Portfolio Management Agreements may be terminated without payment of any penalties by the Investment Manager, the Trustees of the Trust, on behalf of a Fund, or the shareholders of such Fund upon 60 days prior written notice. Otherwise, the Portfolio Management Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of a Fund who are not parties to the Portfolio Management Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

Pursuant to a Sub-Advisory Agreement between Pilgrim Advisers and Navellier Fund Management, Inc. ("Navellier"), dated July 31, 1996 and amended and restated on July 1, 1998, Navellier acts as sub-adviser to the Growth + Value Fund. In this capacity, Navellier, subject to the supervision and control of Pilgrim Advisers and the Trustees of such Fund, will manage the Fund's portfolio investments, consistently with its investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Pilgrim Advisers. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Novella's address is: 1 East Liberty, Third Floor, Reno, Nevada, 89501. The Sub-Advisory Agreement for Growth + Value Fund was initially approved by the Trustees of the Trust, on behalf of the Fund, on July 31, 1996. The Amended and Restated Sub-Advisory Agreement dated July 1, 1998 was approved by the Trustees of the Trust, on behalf of the Fund, on May 28, 1998.

Pursuant to a Sub-Advisory Agreement between Pilgrim Advisers and Brandes Investment Partners, L.P. ("Brandes"), dated February 28, 1997 and a Sub-Advisory Agreement between Pilgrim Advisers and Brandes dated November 8, 1997, Brandes acts as Sub-Adviser to the International Value Fund and the Emerging Markets Value Fund, respectively. In this capacity, Brandes, subject to the supervision and control of Pilgrim Advisers and the Trustees of the Funds, will manage each Fund's portfolio investments, consistently with each Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements will accrue daily and be paid monthly by Pilgrim Advisers. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes. The Sub-Advisory Agreement for the International Value Fund was approved by the Trustees of the Fund on January 23, 1997. The Sub-Advisory Agreement for the

Emerging Markets Value Fund was approved by the Trustees of the Trust, on behalf of the Fund, on October 29, 1997. They were renewed on _______________.

Pursuant to a Sub-Advisory Agreement between Pilgrim Advisers and J.P. Morgan Investment Management Inc., ("J.P. Morgan"), dated December 21, 1998, J.P. Morgan acts as sub-adviser to the Research Enhanced Index Fund. In this capacity, J.P. Morgan, subject to the supervision and control of Pilgrim Advisers and the Trustees of the Trust, on behalf of the Fund, will manage the Fund's portfolio investments, consistently with the Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Pilgrim Advisers. J.P. Moorage's address is 522 Fifth Avenue, New York, New York 10036. The Sub-Advisory Agreement for the Fund was approved by the Trustees of Trust, on behalf of the Fund on December 16, 1998.

Pursuant to a Sub-Advisory Agreement between Pilgrim Investments and
Nicholas-Applegate Capital Management ("NACM"), dated [                , 1999],
NACM acts as sub-adviser to the International Core Growth Fund, Worldwide Growth Fund, International SmallCap Growth Fund, Emerging Countries Fund, LargeCap Growth Fund, MidCap Growth Fund, SmallCap Growth Fund, and Convertible Fund. In this capacity, NACM, subject to the supervision and control of Pilgrim Investments and the Trustees of the Funds, will manage each Fund's portfolio investments, consistently with each Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. NACM's address is 600 West Broadway, 30th Floor, San Diego, California 92101. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas. The Sub-Advisory Agreements for the Funds were approved by the Trustees, on behalf of the Funds on August 2, 1999 and by the shareholders of each Fund on October 26, 1999.

Pursuant to a Sub-Advisory Agreement between Pilgrim Investments and HSBC Asset Management Americas Inc. and HSBC Asset Management Hong Kong Limited (collectively HSBC), HSBC acts as sub-adviser to the Asia-Pacific Equity Fund. HSBC is part of HSBC Asset Management, the global investment advisory and fund management business of the HSBC Group. The Sub-Advisory Agreements for the Funds
were approved by the Trustees on behalf of the Funds on [   ] and by
shareholders of each Fund on [   ].

As compensation to a sub-adviser for its services, the Investment Manager pays the sub-adviser a monthly fee in arrears equal to the following as a percentage of a Fund's average daily net assets managed during the month:

Series                               Annual Portfolio Management Fee
------                               -------------------------------

SmallCap Growth Fund                 0.50% of the Fund's average net assets

MidCap Growth Fund                   0.375% of the first $500 million of the
                                     Fund's average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

LargeCap Growth Fund                 0.375% of the first $500 million of the
                                     Fund's average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Convertible Fund                     0.375% of the first $500 million of the
                                     Fund's average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Emerging Countries Fund              0.625% of the Fund's average net assets

Worldwide Growth Fund                0.50% of the first $500 million of the
                                     Fund's average net assets, 0.45% of the

Series                               Annual Portfolio Management Fee
------                               -------------------------------

                                     next $500 million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International SmallCap Growth Fund   0.50% of the first $500 million of the
                                     Fund's average net assets, 0.45% of the
                                     next $500 million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International Core Growth Fund       0.50% of the first $500 million of the
                                     Fund's average net assets, 0.45% of the
                                     next $500 million of average net assets, and 0.425% of the average net assets in excess of $1 billion

Growth + Value Fund                  .50% of the Fund's average daily net assets

International Value Fund             .50% of the Fund's average daily net assets

Emerging Markets Fund                .50% of the Fund's average daily net assets

Research Enhanced Index Fund         .20% of the Fund's average daily net assets

Asia-Pacific Equity Fund             1/12 of .50% of the Fund's average daily
                                     net assets

Former Portfolio Manager for LargeCap Leaders Fund -- Ark Asset Management Co., Inc. (Ark) served as Portfolio Manager to the LargeCap Leaders Fund from September 1, 1995 through October 31, 1997. For the fiscal year ended June 30, 1997, the Investment Manager paid portfolio management fees to Ark of $60,843. For the period from July 1, 1997 through October 31, 1997, the Portfolio Manager paid portfolio management fees to Ark of $48,365.

Former Portfolio Manager for MidCap Value Fund -- Cramer Rosenthal McGlynn, LLC.
(CRM) or its predecessor served as Portfolio Manager to the MidCap Value Fund through September 30, 1999. For the fiscal years ended June 30, 1999, 1998 and 1997, the Investment Manager paid portfolio management fees to CRM of $__________, $339,347, and $193,080, respectively. Accounts managed by CRM own in the aggregate approximately 14% of the outstanding voting securities of Pilgrim Capital.

Investment Adviser of the Primary Fund. The Money Market Fund invests substantially all of its assets in the Primary Fund. The Primary Fund is managed by Reserve Management Company, Inc. Reserve Management Company, Inc. currently manages assets in excess of $5 billion and has over 27 years of investment experience. The Investment Management Agreement for the Primary Fund provides that Reserve Investment Management Company, Inc. shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of Reserve Management Company, Inc. or from reckless disregard by it of its duties and obligations thereunder. Reserve Management Company, Inc. may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Administration

Prior to May 24, 1999, the Pilgrim Mutual Funds had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with the Pilgrim Mutual Funds, ICA was responsible for performing all administrative services required for the daily business operations of the Pilgrim Mutual Funds, subject to the supervision of the Board of Trustees of the Pilgrim Mutual Funds. For the fiscal years ended March 31, 1999 and 1998, ICA received aggregate compensation of $1,059,155 and

$848,799, respectively, for all of the series of the Pilgrim Mutual Funds.

Also, prior to May 24, 1999, the Pilgrim Mutual Funds had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by the Pilgrim Mutual Funds Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal years ended March 31, 1999 and 1998, NACM received aggregate compensation of $1,603,130 and $1,972,037, respectively, for all of the series of the Pilgrim Mutual Funds pursuant to the Administrative Services Agreement.

Pilgrim Group, Inc. serves as Administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by Pilgrim Investment Manager under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring Pilgrim Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Manager.

Prior to the Reorganization, the Pilgrim Mutual Funds had not engaged the services of an investment adviser for the Trust's A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported below for the Pilgrim Mutual Funds were for services provided to the master funds of the Master Trust. The amounts of the advisory fees paid by each Fund for the fiscal years ended June 30, 1999, 1998, and 1997 were:

     Total Advisory and Administrative Fees Paid to the Funds Which Comprise the Bank and Thrift Fund, the Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and the Government Securities Income Fund
                   During the Fiscal Year Ended June 30, 1999

                                              1999            1999          1998            1998           1997            1997
                                              ----            ----          ----            ----           ----            ----
                                          Advisory Fees    Admin. Fees  Advisory Fees    Admin. Fees   Advisory Fees    Admin. Fees
International Core Growth Fund ...          $1,061,288                    $  308,562                    $    5,726
Worldwide Growth Fund ............          $1,472,492                    $1,251,181                    $1,028,250
International SmallCap Growth Fund          $1,149,529                    $  658,893                    $  477,212
Emerging Countries Fund ..........          $3,476,180                    $2,790,216                    $  915,615
LargeCap Growth Fund .............          $  178,627                    $   32,530                    $    2,359
MidCap Growth Fund ...............          $3,049,230                    $3,422,148                    $3,594,196
Small Cap Growth Fund ............          $5,334,833                    $6,613,874                    $5,836,182
Convertible Fund .................          $1,997,038                    $1,427,198                    $  902,615
Balanced Fund ....................          $  261,803                    $  220,025                    $  109,321
Strategic Income Fund(1) .........          $  124,514                    $   94,359                    $   43,319
High Yield Fund II ...............          $  466,926                    $   36,505                    $   17,627
Asia Pacific Equity Fund .........          $  303,833                    $  553,589                    $  773,252
MidCap Value Fund ................          $  670,848                    $  678,816                    $  250,512
LargeCap Leaders Fund ............          $  300,476                    $  286,830                    $  174,325
MagnaCap Fund ....................          $3,201,210                    $2,846,061                    $2,157,744
High Yield Fund ..................          $2,176,297                    $  977,868                    $  332,032
Bank and Thrift Fund(2) ..........          $5,892,331                    $2,446,063                    $2,361,103
Government Securities Income Fund           $  190,385                    $  144,487                    $  170,619
Money Market Fund ................                 N/A                           N/A                           N/A


(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund pursuant to the Reorganization.

(2) Prior to October 17, 1997, the investor manager was paid management fees based on average weekly net assets. 1998 includes management fees for a six-month period ended June 30, 1998.

     Total Advisory and Administrative Fees Paid to the Funds Which Comprise
                               The Mayflower Trust
                  During the Fiscal Year Ended October 31, 1999

                                     1999            1999         1998           1998             1997           1997
                                   Advisory         Admin.      Advisory        Admin.          Advisory        Admin.
                                     Fees             Fees        Fees(1)         Fees(1)         Fees(2)         Fees(2)
Growth + Value Fund                $1,696,786       169,679       538,291
International Value Fund (3)       $3,501,309       486,422       789,163
Emerging Markets Value Fund        $   45,079         4,508           N/A           N/A
Research Enhanced Index Fund(4)            --            --           N/A           N/A
Income and Growth Fund             $1,399,807       186,641     1,513,778       233,759
High Total Return Fund II          $1,470,229       196,031        68,888        14,025
High Total Return Fund             $5,691,286       995,897     5,442,788       989,855

----------

(1) Does not reflect expense reimbursement of $99,612 for Emerging Markets Value Fund and $27,865 for High Total Return Fund II.

(2) Does not reflect expense reimbursement of $11,165 for Growth + Value Fund, $173,911 for International Value Fund or $105,669 for High Total Return Fund II.

(3) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.

(4)   The Research Enhanced Index Fund commenced operations on December 30,
      1998.

                               Total Advisory and Administrative Fees paid to the Funds which comprise the
                             Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance
                               Sheet Opportunities, Government Securities Fund, and High Yield Fund III
                                               During Fiscal Year Ended December 31, 1998


                                         1998            1998         1997           1997             1996           1996
                                       Advisory         Admin.      Advisory        Admin.          Advisory        Admin.
                                         Fees             Fees        Fees           Fees             Fees           Fees
SmallCap Opportunities Fund(1) ....    $2,033,840       392,303     2,341,067       266,145     1,146,789
Mid-Cap Opportunities Fund(3) .....    $   73,797         7,380           N/A           N/A           N/A
Growth Opportunities Fund(1) ......    $1,541,921       239,970     1,412,949       136,648       575,383
Government Securities Fund(1)(2) ..    $  697,032       133,321       762,504       180,250       941,594
High Yield Fund III ....................    $1,537,716       322,406     1,289,419        78,343       923,929
Balance Sheet Opportunities Fund(4)    $  365,125        75,818       398,127        46,191       464,088

----------

(1) Does not reflect expense reimbursement of $37,687 for the Mid-Cap Opportunities Fund and a fee waiver of $160,854 for the Government Securities Fund for the year ended December 31, 1998; expense reimbursement of $10,635 for the Growth Opportunities Fund and $227,803 for the Government Securities Fund for the year ended December 31, 1997; and expense reimbursement of $20,615 for the SmallCap Opportunities Fund and $34,126 for the Growth Opportunities Fund for the year ended December 31, 1996.

(2) Net of waiver of investment advisory fees of $160,854, $201,863 and $284,286 for the years ended December 31, 1998, 1997 and 1996, respectively.

(3)   The Mid-Cap Opportunities Fund commenced operations on August 20, 1998.

(4) Does not reflect expense reimbursement of $20,690 for the year end December 31, 1997 or expense reimbursement of $41,925 for the year ended December 31, 1996.

During the fiscal years ended October 31, 1998, 1997 and 1996, the Funds listed below paid the following subadvisory fees:

         Total Subadvisory Fees Paid During Fiscal Year October 31, 1999

                               1999         1998          1997        1996
                               ----         ----          ----        ----
Growth + Value Fund .......              $  998,812    $  275,490       N/A
International Value Fund ..               1,750,654       288,604       N/A
Emerging Markets Value Fund                  26,985           N/A       N/A
Income and Growth Fund ....                 178,919       245,657    21,173

During the fiscal years ended December 31, 1998, 1997 and 1996, the SmallCap Opportunities Fund paid the following subadvisory fees:

     Total Subadvisory Fees Paid During Fiscal Year Ended December 31, 1998

                                           1998           1997             1996
                                         ---------      ---------        -------

SmallCap Opportunities Fund .......      $ 789,408      1,498,283        763,034

During the fiscal years ended June 30, 1999, 1998, and 1997, the Investment Manager paid sub-advisory fees to the following:

       Total Subadvisory Fees Paid During Fiscal Year Ended June 30, 1999

                                              1999           1998          1997
                                            --------       -------       -------

Asia-Pacific Equity Fund                    $121,638       307,103       221,487
International Core Growth Fund
Worldwide Growth Fund
International SmallCap Growth Fund
Emerging Countries Fund
LargeCap Growth Fund
MidCap Growth Fund
SmallCap Growth Fund
Convertible Fund

                          EXPENSE LIMITATION AGREEMENTS

The Investment Manager entered into expense limitation agreements with the following Funds, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed:

Fund                                 Class A  Class B  Class C  Class M  Class Q
----                                 -------  -------  -------  -------  -------
Asia-Pacific Equity Fund              2.00%    2.75%    2.75%    2.50%    2.50%
SmallCap Growth Fund                  1.95%    2.60%    2.60%             1.50%
MidCap Growth Fund                    1.60%    2.25%    2.25%             1.25%
MidCap Value Funds                    1.75%    2.50%    2.50%    2.25%    2.25%
LargeCap Growth Fund                  1.60%    2.25%    2.25%             1.25%
LargeCap Leaders Funds                1.75%    2.50%    2.50%    2.25%    2.25%
Convertible Fund                      1.60%    2.25%    2.25%             1.25%
Balanced Fund                         1.60%    2.25%    2.25%             1.25%
Strategic Income Fund                 0.95%    1.35%    1.35%             0.85%

Fund                                 Class A  Class B  Class C  Class M  Class Q
----                                 -------  -------  -------  -------  -------
High Yield Fund II                    1.10%    1.75%    1.75%             1.00%
Emerging Countries Fund               2.25%    2.90%    2.90%             1.90%
Worldwide Growth Fund                 1.85%    2.50%    2.50%             1.60%
International SmallCap Growth Fund    1.95%    2.60%    2.60%             1.65%
International Core Growth Fund        1.95%    2.60%    2.60%             1.65%
Money Market Fund*                     N/A     3.00%    3.00%              N/A

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. Nicholas-Applegate Capital Management will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to any Fund for which it serves as sub-adviser, and will receive 50% of any recoupment amount with respect to such Funds.

The expense limitation agreement provides that these expense limitations shall continue until October 30, 2000. For the Advisory Funds and until the Year 2001 for the Pilgrim Mutual Funds and for the Advisory Funds and until June 30, 2001 for the Pilgrim Funds. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Trust at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

For the Advisory, Investment, Bank and Thrift, and Government Securities Income Funds, prior to the expense limitation agreement described above, the Funds (other than the Money Market Fund which is a new fund) had an expense limitation agreement with the predecessor adviser which provided for expense limits at the same levels as the current agreement.

For the Pilgrim Mutual Fund, prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the Advisory Funds, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, to 0.75%.

The voluntary fee reductions are as follows:

Fund                                            1999          1998          1997
----                                            ----          ----          ----
SmallCap Growth Fund                      $  518,164    $  675,970    $  487,625
MidCap Growth Fund                           301,613       591,684       652,932
LargeCap Growth Fund                         154,098       132,912         5,199
Convertible Fund                             318,025       339,803       757,713
Balanced Fund                                132,033       182,871     1,122,862
Strategic Income Fund                        232,922       419,604     1.148.587
High Yield Fund II                           318,323       111,479        15,731
Emerging Countries Fund                      816,718       628,044       811,357
Worldwide Growth Fund                        242,660       381,568       980,833
International SmallCap Growth Fund           168,199       389,240       851,489
International Core Growth Fund               283,811       204,723        37,345

LargeCap Leaders Fund                             --       151,645       100,148
MidCap Value Fund                                 --        21,293        49,495
Asia-Pacific Equity Fund                          --     2,846,061     2,157,744
High Yield Fund                                   --       269,351       219,739

The Investment Manager has entered into an expense limitation agreement with the High Yield Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund's business, and expenses of any counsel or other persons or services retained by the Company's directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed the following ratios for the periods indicated:

Period Limit Applies        Class A    Class B    Class C    Class M    Class Q
--------------------        -------    -------    -------    -------    -------
Through 12/31/1999           1.00%      1.75%      1.75%      1.50%      1.00%

From 1/1/2000 through
termination of Agreement     1.10%      1.85%      1.85%      1.60%      1.10%


The High Yield Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The agreement has an initial term through the second anniversary of the effective date of a reorganization of the High Yield Fund II series of the Pilgrim Mutual Fund into the High Yield Fund (the "Reorganization"). Unless the Investment Manager provides written notice of the termination of the agreement to PIF at least 30 days prior to the second anniversary of the effective date of the Reorganization, the agreement will automatically renew for a term through the end of the then-current fiscal year. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Trust at least 30 days prior to the end of the then-current term. The expense limitation agreement will terminate automatically upon termination of the respective investment management agreement with the Investment Manager, and may be terminated by the Investment Manager or the High Yield Fund upon 90 days written notice.

Prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the High Yield Fund, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, to 0.75%.

Government Securities Income Fund. Pursuant to the terms of the Investment Management Agreement of the Government Securities Income Fund, the Investment Manager will reimburse the Fund to the extent that the gross operating costs and expenses, excluding any interest, taxes, brokerage commissions, amortization of organizational expenses, extraordinary expenses, and distribution (Rule 12b-1) fees on Class B and Class M shares in excess of an annual rate of .25% of the average daily net assets of these classes, exceed 1.50% of its average daily net asset value for the first $40 million of net assets and 1.00% of average daily net assets in excess of $40 million for any one fiscal year. This reimbursement policy cannot be changed unless the agreement is amended, which would require shareholder approval.

[Insert Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Mayflower Trust, Balance Sheet Opportunities Fund, Government Securities Fund, High Yield Fund III expense limits.]

Distributor Shares of each Fund are distributed by Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between each Company and the Distributor. Each Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Company and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Company. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a wholly-owned subsidiary of Pilgrim Group, Inc., which is a wholly-owned subsidiary of Pilgrim America Capital Corporation.

For the following Fund's fiscal year ended June 30, 1999, the Distributor received the following amounts in sales charges, after reallowance to Dealers:

                                                  Underwriting Fees
                                  ----------------------------------------------
                                   Class A   Class B   Class C  Class Q  Class T
                                   -------   -------   -------  -------  -------
Bank and Thrift Fund...............
LargeCap Leaders Fund..............
MidCap Value Fund..................
Asia-Pacific Equity Fund...........
MagnaCap Fund......................
High Yield Fund....................
International Core Growth Fund.....
Worldwide Growth Fund..............
International SmallCap Growth
Fund ..............................
Emerging Countries Fund............
LargeCap Growth Fund...............
MidCap Growth Fund.................
SmallCap Growth Fund...............
Convertible Fund...................
Balanced Fund......................
High Yield Fund II.................
Strategic Income Fund..............
Money Market Fund..................
Government Securities Income Fund..

For the following Fund's fiscal year ended October 31, 1999, the Distributor received the following amounts in sales charges, after reallowance to Dealers:

                                                  Underwriting Fees
                                  -------------------------------------------
                                  Class A            Class B          Class C
                                  -------            -------          -------
Growth + Value Fund ............
International Value Fund .......
Emerging Markets Value Fund ....
Research Enhanced Index Fund ...
Income and Growth Fund .........
High Total Return Fund II ......
High Total Return Fund .........

      For the following Funds' fiscal year ended December 31, 1998, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:

                                        Class A      Class B   Class C   Class T
                                        -------   ----------   -------   -------
SmallCap Opportunities Fund ........... $39,102   $1,122,269   $26,180   $12,940
Mid-Cap Opportunities Fund ............ $     0   $        0   $     0       N/A
Growth Opportunities Fund ............. $ 5,852   $   37,253   $ 1,393   $ 5,820
Government Securities Fund ............ $ 3,079   $   81,950   $ 2,792   $ 4,393
High Yield Fund III ................... $16,445   $  374,700   $14,884   $24,592
Balance Sheet Opportunities Fund ...... $ 1,041   $   25,068   $    51   $ 4,574

                                RULE 12b-1 PLANS

Each Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to each class of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M, Class Q shares and Class T in amounts as set forth in the following table:

----------------------------------------------------------------------------------------------
                                               Fees Based on Average Daily Net Assets
----------------------------------------------------------------------------------------------
             Name of Fund            Class A   Class B   Class C   Class M   Class Q   Class T
----------------------------------------------------------------------------------------------
Asia-Pacific Equity Fund
----------------------------------------------------------------------------------------------
MidCap Value Fund
----------------------------------------------------------------------------------------------
LargeCap Leaders Fund
----------------------------------------------------------------------------------------------
MagnaCap Fund
----------------------------------------------------------------------------------------------
High Yield Fund
----------------------------------------------------------------------------------------------
Bank and Thrift Fund
----------------------------------------------------------------------------------------------
Government Securities Income Fund
----------------------------------------------------------------------------------------------
International Core Growth Fund
----------------------------------------------------------------------------------------------
Worldwide Growth Fund
----------------------------------------------------------------------------------------------
International SmallCap Growth Fund
----------------------------------------------------------------------------------------------
Emerging Countries Fund
----------------------------------------------------------------------------------------------
LargeCap Growth Fund
----------------------------------------------------------------------------------------------
MidCap Growth Fund
----------------------------------------------------------------------------------------------
SmallCap Growth Fund
----------------------------------------------------------------------------------------------
Convertible Fund
----------------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------------
High Yield Fund II
----------------------------------------------------------------------------------------------
Strategic Income Fund
----------------------------------------------------------------------------------------------
Money Market Fund
----------------------------------------------------------------------------------------------
SmallCap Opportunities Fund
----------------------------------------------------------------------------------------------
Growth Opportunities Fund
----------------------------------------------------------------------------------------------
MidCap Opportunities Fund
----------------------------------------------------------------------------------------------
Emerging Markets Value Fund
----------------------------------------------------------------------------------------------
Growth + Value Fund
----------------------------------------------------------------------------------------------
High Total Return Fund
----------------------------------------------------------------------------------------------
High Total Return Fund II
----------------------------------------------------------------------------------------------
Income & Growth Fund
----------------------------------------------------------------------------------------------
International Value Fund
----------------------------------------------------------------------------------------------
Research Enhanced Index Fund
----------------------------------------------------------------------------------------------
Balance Sheet Opportunities Fund
----------------------------------------------------------------------------------------------
Government Securities Fund
----------------------------------------------------------------------------------------------
High Yield Fund III
----------------------------------------------------------------------------------------------

The Board of Directors has approved under the Rule 12b-1 Plans payments of the following amounts to the Distributor each month in connection with the offering, sale, and shareholder servicing of each Class of shares as follows:

----------------------------------------------------------------------------------------------
                                               Fees Based on Average Daily Net Assets
----------------------------------------------------------------------------------------------
             Name of Fund            Class A   Class B   Class C   Class M   Class Q   Class T
----------------------------------------------------------------------------------------------
Asia-Pacific Equity Fund
----------------------------------------------------------------------------------------------
MidCap Value Fund
----------------------------------------------------------------------------------------------
LargeCap Leaders Fund
----------------------------------------------------------------------------------------------
MagnaCap Fund
----------------------------------------------------------------------------------------------
High Yield Fund
----------------------------------------------------------------------------------------------
Bank and Thrift Fund
----------------------------------------------------------------------------------------------
Government Securities Income Fund
----------------------------------------------------------------------------------------------
International Core Growth Fund
----------------------------------------------------------------------------------------------
Worldwide Growth Fund
----------------------------------------------------------------------------------------------
International SmallCap Growth Fund
----------------------------------------------------------------------------------------------
Emerging Countries Fund
----------------------------------------------------------------------------------------------
LargeCap Growth Fund
----------------------------------------------------------------------------------------------
MidCap Growth Fund
----------------------------------------------------------------------------------------------
SmallCap Growth Fund
----------------------------------------------------------------------------------------------
Convertible Fund
----------------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------------
High Yield Fund II
----------------------------------------------------------------------------------------------
Strategic Income Fund
----------------------------------------------------------------------------------------------
Money Market Fund
----------------------------------------------------------------------------------------------
SmallCap Opportunities Fund
----------------------------------------------------------------------------------------------
Growth Opportunities Fund
----------------------------------------------------------------------------------------------
MidCap Opportunities Fund
----------------------------------------------------------------------------------------------
Emerging Markets Value Fund
----------------------------------------------------------------------------------------------
Growth + Value Fund
----------------------------------------------------------------------------------------------
High Total Return Fund
----------------------------------------------------------------------------------------------
High Total Return Fund II
----------------------------------------------------------------------------------------------
Income & Growth Fund
----------------------------------------------------------------------------------------------
International Value Fund
----------------------------------------------------------------------------------------------
Research Enhanced Index Fund
----------------------------------------------------------------------------------------------
Balance Sheet Opportunities Fund
----------------------------------------------------------------------------------------------
Government Securities Fund
----------------------------------------------------------------------------------------------
High Yield Fund III
----------------------------------------------------------------------------------------------

The Rule 12b-1 Plan for the Money Market Fund provides that the distribution fee is reduced by that amount, if any, paid to the Distributor or any affiliate of Distributor from the investment adviser or distributor of any investment company in which the Money Market Fund invests.

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M, Class Q, and Class T shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% (.75% for Strategic Income Fund) for Class C, 0.65% (0.40% for Government Securities Income Fund and High Yield Fund) for Class M, 0.25% for Class Q, and ___% for Class T. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class M and Class Q shares.

The Distributor will be reimbursed for its actual expenses incurred under a Rule 12b-1 Plan with respect to Class A shares of MagnaCap Fund, High Yield Fund and Government Securities Income Fund. The Distributor has incurred costs and expenses with respect to Class A shares that may be reimbursable in future months or years in the amounts of $__________ for MagnaCap Fund (____% of its net assets), $__________ for High Yield Fund (____% of its net assets), and $__________ for Government Securities Income Fund (____% of its net assets) as of June 30, 1999. With respect to Class A shares of each other Fund and Class B, Class C, Class M, Class Q, and Class T shares of each Fund that offers the class, the Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

The Rule 12b-1 Plans have been approved by the Board of Directors of each Fund, including all of the Directors who are not interested persons of the Company as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be committed to the Directors who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Directors or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

In approving each Rule 12b-1 Plan, the Board of Directors has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Directors, including those Directors who are not interested persons of the Company, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such Funds and their respective shareholders.

Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Directors who are not interested persons of the Company, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Directors at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

During their fiscal year ended December 31, 1998, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan for each class:

                                                               1998
                                  ---------------------------------------------------------
                                  Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
MidCap Opportunities Fund........
SmallCap Opportunities Fund......
Growth Opportunities Fund........
Balance Sheet Opportunities Fund.
Government Securities Fund.......
High Yield Fund III..............

During their fiscal year ended June 30, 1999, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan for each class:

                                                               1999
                                  ---------------------------------------------------------
                                  Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Bank and Thrift Fund..............
LargeCap Leaders Fund.............
MidCap Value Fund.................
Asia-Pacific Equity Fund..........
MagnaCap Fund.....................
High Yield Fund...................
International Core Growth Fund....
Worldwide Growth Fund.............
International SmallCap Growth Fund
Emerging Countries Fund...........
LargeCap Growth Fund..............
MidCap Growth Fund................
SmallCap Growth Fund..............
Convertible Fund..................
Balanced Fund.....................
High Yield Fund II................
Strategic Income Fund.............
Money Market Fund.................
Government Securities Income Fund.

During their fiscal year ended October 31, 1999, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan for each class:

                                                               1999
                                  ---------------------------------------------------------
                                  Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Emerging Markets Value Fund....
Growth + Value Fund............
High Total Return Fund.........
High Total Return Fund II .....
Income & Growth Fund...........
International Value Fund.......
Research Enhanced Index Fund...

During their fiscal year ended December 31, 1998, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
MidCap Opportunities Fund
-------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
SmallCap Opportunities Fund
---------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Growth Opportunities Fund
-------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Balance Sheet Opportunities Fund
--------------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Government Securities Fund
--------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
High Yield Fund III
-------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

During their fiscal year ended June 30, 1999, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Bank and Thrift Fund
--------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
LargeCap Leaders Fund
---------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
MidCap Value Fund
-----------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Asia-Pacific Equity Fund
------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
MagnaCap Fund
-------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
High Yield Fund
---------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
International Core Growth Fund
------------------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
International SmallCap Growth Fund
----------------------------------
Advertising.......................
Printing..........................
Salaries and Commissions..........
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Worldwide Growth Fund
----------------------
Advertising.......................
Printing..........................
Salaries and Commissions..........
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Emerging Countries Fund
-----------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
LargeCap Growth Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
MidCap Growth Fund
------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
SmallCap Growth Fund
--------------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Convertible Fund
----------------
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Balanced Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
High Yield Fund II
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Strategic Income Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Money Market Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Government Securities Income Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

During their fiscal year ended October 31, 1999, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Emerging Markets Value Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Distribution Expenses             Class A   Class B   Class C   Class M   Class Q   Class T
                                  -------   -------   -------   -------   -------   -------
Growth + Value Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
High Total Return Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
High Total Return Fund II
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Income & Growth Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
International Value Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------
Research Enhanced Index Fund
Advertising.......................
Printing..........................
Salaries & Commissions............
Broker Servicing..................
Miscellaneous.....................
Total.............................
-------------------------------------------------------------------------------------------

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C, M, and Q shares for the fiscal year ended June 30, 1999 were as follows (the Funds did not offer Class C or Class Q shares until May 24, 1999):

------------------------------------------------------------------------------------------------------
Distribution Expenses                       Class A     Class B      Class C     Class M      Class Q
                                            -------     -------      -------     -------      -------
Asia-Pacific Equity Fund
Advertising ...........................   $    6,014   $    4,607               $    2,175
Printing ..............................       16,261       12,455                    5,881
Salaries & Commissions ................      279,677      214,221                  101,160
Broker Servicing ......................       35,497       27,189                   12,839
Miscellaneous .........................        8,977        6,876                    3,247
Total .................................      346,426      265,348                  125,302
------------------------------------------------------------------------------------------------------
MidCap Value Fund
Advertising ...........................   $    7,766   $   11,421               $    3,655
Printing ..............................       20,998       30,879                    9,881
Salaries & Commissions ................      230,972      339,665                  108,693
Broker Servicing ......................       46,000       67,647                   21,647
Miscellaneous .........................       11,951       17,575                    5,624
Total .................................      317,687      467,187                  149,500
------------------------------------------------------------------------------------------------------
LargeCap Leaders Fund
Advertising ...........................   $    2,316   $    4,811               $    1,782
Printing ..............................        6,263       13,008                    4,818
Salaries & Commissions ................       73,852      153,386                   56,801
Broker Servicing ......................       13,703       28,461                   10,541
Miscellaneous .........................        3,526        7,323                    2,712
Total .................................       99,660      206,989                   76,655
------------------------------------------------------------------------------------------------------
MagnaCap Fund
Advertising ...........................   $   55,294   $   12,599               $    2,100
Printing ..............................      149,499       34,063                    5,677
Salaries & Commissions ................    1,632,478      371,957                   61,993
Broker Servicing ......................      328,369       74,818                   12,470
Miscellaneous .........................       87,012       19,826                    3,304
Total .................................    2,252,652      513,263                   85,544
------------------------------------------------------------------------------------------------------
High Yield Fund
Advertising ...........................   $   14,027   $   21,230               $    2,654
Printing ..............................       37,925       57,400                    7,175
Salaries & Commissions ................      462,836      700,508                   87,563
Broker Servicing ......................       83,230      125,969                   15,746
Miscellaneous .........................       21,913       33,165                    4,146
Total .................................      619,931      938,272                  117,284
------------------------------------------------------------------------------------------------------
Bank and Thrift Fund
Advertising ...........................   $   29,701   $   29,363                      N/A
Printing ..............................        6,425      109,808
Salaries & Commissions ................      238,896    1,050,227
Broker Servicing ......................       14,053      241,620
Miscellaneous .........................        4,352       64,980
Total .................................      293,427    1,495,998
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Distribution Expenses                       Class A     Class B      Class C     Class M      Class Q
                                            -------     -------      -------     -------      -------
Government Securities Income                                                     $      70
Fund                                                                                   188
Advertising ...........................   $    6,061   $      836                    1,955
Printing ..............................       16,386        2,260                      413
Salaries & Commissions ................      170,071       23,458                      108
Broker Servicing ......................       35,924        4,955                    2,734
Miscellaneous .........................        9,393        1,296
Total .................................      237,835       32,805
------------------------------------------------------------------------------------------------------

Prior to May 24, 1999, the Trust had a Distribution Plan with respect to each Class of each Pilgrim Mutual Funds (other than the Money Market Fund) and a separate Shareholder Service Plan with respect to each Class of each Fund (other than the Money Market Fund). Under the Distribution Plan, NAS (the Distributor's predecessor) was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.10% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.75% of the average daily net assets of the Class B shares of a Fund; and with respect to Class C shares at an annual rate of up to 0.75% of the average daily net assets of the Class C shares of a Fund. The Distribution Plan did not apply to Class Q shares. Under the Distribution Plan, NAS was paid without regard to actual distribution expenses it incurred. The aggregate amounts earned by NAS pursuant to that Distribution Plan for the fiscal year ended June 30, 1999, were as follows:

Fund Name                              12b-1 Payments
---------                              --------------
International Core Growth Fund          $  174,064
Worldwide Growth Fund                      822,399
International SmallCap Growth Fund         208,084
Emerging Countries Fund                    549,129
LargeCap Growth Fund                       102,429
MidCap Growth Fund                       1,526,263
SmallCap Growth Fund                     1,874,462
Convertible Fund                         1,108,863
Balanced Fund                              210,891
Strategic Income Fund                       52,773
High Yield Fund II                         411,227

Under the Shareholder Service Plan for the Pilgrim Mutual Funds, NAS was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.25% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 0.25% of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. Under the Shareholder Service Plan, NAS was paid only with respect to expenses actually incurred. If expenses incurred by NAS exceeded the amount of the shareholder service fee in a particular month, the excess amount would be carried forward and recovered in a future period if NAS's actual expenses were less than the shareholder service fee. However, effective May 24, 1999, the Funds were no longer responsible for those excess amounts.

Under the Glass-Steagall Act and other applicable laws, certain banking institutions are prohibited from distributing investment company shares. Accordingly, such banks may only provide certain agency or administrative services to their customers for which they may receive a fee from the Distributor under a Rule 12b-1 Plan. If a bank were prohibited from providing such services, shareholders would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in services provided might occur and such shareholders might no longer be able to avail themselves of any automatic investment or other service then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Shareholder Servicing Agent. Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

Other Expenses. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

Some of the different types of securities in which the Funds may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "The Funds," "Investment Objectives and Policies," and "Investment Practices and Risk Considerations." Additional information concerning the characteristics and risks of certain of the Funds' investments are set forth below. There can be no assurance that any of the Funds will achieve their investment objectives. References to the Money Market Fund include investments by the Primary Fund in which it invests.

Temporary Defensive and Other Short-Term Positions. Each Fund's assets (other than the Money Market Fund whose investments are typically short-term) may be invested in certain short-term, high-quality debt instruments (and, in the case of Bank and Thrift Fund, investment grade debt instruments) and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Manager's or Portfolio Manager's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund (except Government Securities Income Fund) may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. LargeCap Leaders Fund, MidCap Value Fund and Asia-Pacific Equity Fund may also invest in long-term U.S. Government securities and money market funds, while Asia-Pacific Equity Fund may invest in short-term obligations of foreign governments and their agencies, instrumentalities, authorities, or political subdivisions. The short-term instruments in which Government Securities Income Fund may invest include short-term U.S. Government securities and repurchase agreements on U.S. Government securities. The Funds will normally invest in short-term instruments that do not have a maturity of greater than one year.

Common Stock, Convertible Securities and Other Equity Securities. Each Fund (other than Government Securities Income Fund and the Money Market Fund) may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies. For Funds other than the LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Each Fund (other than the Money Market Fund) may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

As a matter of operating policy, each fund which comprises the Pilgrim Mutual Funds will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Each fund which comprises the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

The MidCap Value Fund will invest substantially all of its assets, and LargeCap Leaders Fund, Asia-Pacific Equity Fund, and Bank and Thrift Fund may invest, in the equity securities of certain midcap companies. Midcap companies will tend to be smaller, more emerging companies and investment in these companies may involve greater risk than is customarily associated with securities of larger, more established companies. Midcap companies may experience relatively higher growth rates and higher failure rates than do larger companies. The trading volume of securities of midcap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

Preferred Stock

Each Fund (other than the Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Eurodollar Convertible Securities

Each fund which comprises the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Each fund which comprises the Pilgrim Mutual Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

Securities of Banks and Thrifts

The Bank and Thrift Fund invests primarily in equity securities of banks and thrifts. A `money center bank' is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. `Regional banks' are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as `community banks.'

The Bank and Thrift Fund may invest in the securities of banks or thrifts that are relatively smaller, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which the Fund may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System (`NASDAQ'); as a result there may be limitations on the Fund's ability to dispose of them at times and at prices that are most advantageous to the Fund.

The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the federal and state levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

The thrifts in which the Bank and Thrift Fund invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (the `OTS'). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

Short-Term Investments

The Funds may invest in the following securities and instruments:

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets, requires that the foreign banks whose obligations it acquires have capital, surplus and undivided profits of $25 billion.

A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds that comprise the Pilgrim Mutual Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher (A-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets) by S&P, "Prime-1" or "Prime-2" by Moody's (Prime-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Manager or Portfolio Manager to be of comparable quality. These rating symbols are described in

Appendix A.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds (other than Money Market Fund) may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. Government Securities. The Funds may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Portfolio Manager is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Municipal Securities

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance

(although without obligation) to make up deficiencies in the debt service reserve fund.

The Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities

Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in short-term municipal obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Variable and Floating Rate Instruments

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Manager or Portfolio Manager will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

Index and Currency-Linked Securities

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or Portfolio Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or Portfolio Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

Corporate Debt Securities

Each Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. The Primary Fund in which the Money Market Fund invests will invest only in corporate debt securities rated A-1 or above.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." These bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

Sensitivity to Interest Rate and Economic Changes. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

Payment Expectations. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Manager's or Portfolio Manager's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Manager or Portfolio Manager must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

Banking Industry Obligations

Each Fund may invest in banking industry obligations, including certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

High Yield Securities

The High Yield Fund, High Yield Fund III, High Total Return Fund II, the Balance Sheet Opportunities Fund, and High Total Return Fund each may invest in high yield securities, which are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated.

High yield securities often are referred to as `junk bonds' and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators `+,' no character, and `+' to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a High Yield Security owned by the Funds defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Funds' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board of Directors to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Funds owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Manager primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Funds' investment objective may be more dependent on the Investment Manager's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Manager continually monitors the investments in the Funds' portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.

Congressional Proposals. New laws and proposed new laws may have a negative impact on the market for high yield securities. As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in high yield securities and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have a negative effect on the Funds' net asset values.

Derivatives

The Funds may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative Instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it. In the case of the MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific Equity Fund, it is expected that derivatives will not ordinarily be used for any of the Funds, but a Fund may make occasional use of certain derivatives for hedging. For example, MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific Equity Fund may purchase put options to attempt to preserve the value of securities that it holds, which it could do by exercising the option if the price of the security falls below the `strike price' for the option. The Advisory Funds will not engage in any other type of options transactions.

Mortgage-Related Securities

The Government Securities Income Fund may invest up to 100% of its assets and High Yield Fund may invest up to 35% of its assets in certain types of mortgage-related securities. The Pilgrim Mutual Funds and the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and the High Yield Fund III may also invest in Mortgage-Related Securities. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

The Funds indicated above may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The Government Securities Income Fund will purchase only U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA or FHLMC. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. Mortgage-backed securities consist of interests in underlying mortgages with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond.

The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Government Securities Income Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

The Funds indicated above, except the Government Securities Income Fund, may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Manager may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-related securities in which the Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.

Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and
(d) are not registered or regulated under the 1940 Act as investment companies.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by Pilgrim or a Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

Each of the Mid-Cap Opportunities Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, Income and Growth Fund, High Total Return Fund II and High Total Return Fund III may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Pilgrim believes that such investments are consistent with the Fund's investment objective.

The Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and the High Yield Fund III may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in foreign mortgage-related securities.

Asset Backed Securities

The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in asset-backed securities.

GNMA Certificates. Certificates of the GNMA ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the "modified pass-through" type.

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans

Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.


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

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.

The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Investment Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit Enhancement. Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a


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certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

Optional Termination of a Trust. A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

Underlying Mortgage Loans. The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Zero Coupon and Pay-In-Kind Securities

The Funds may invest in zero coupon securities. The Convertible, Balanced, and High Yield II Funds will limit their investments in such securities to 35% of their respective net assets. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

The Funds may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Funds until the cash payment date or the


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

securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

American Depositary Receipts and European Depositary Receipts

The Advisory Funds, High Yield Fund, MagnaCap Fund, and the Pilgrim Mutual Funds (other than the Money Market Funds) may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Foreign and Emerging Market Securities

Each Fund, except Government Securities Fund, may invest in securities of foreign issuers. Each of these Funds other than International Value, Emerging Markets Value, High Yield, High Total Return II and High Total Return Funds may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. High Yield Fund may invest up to 35% of its total assets and High Total Return Fund II and High Total Return Fund may each invest up to 50% of its assets in foreign securities. International Value Fund and Emerging Markets Value Fund may each invest up to 100% of its assets in securities of foreign issuers. The Balance Sheet Opportunities Fund may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange.

The Asia-Pacific Equity Fund invests primarily, and the MagnaCap Fund may invest up to 5% of its total assets, in certain foreign securities (including ADRs). The International Value Fund may invest up to 25% of its assets and the Emerging Markets Value Fund may invest greater than 65% of its assets in securities of companies located in countries with emerging securities markets. The High Yield Fund may invest up to 10% of its total assets in debt obligations (including preferred stocks) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These securities may be denominated in either U.S. dollars or in non-U.S. currencies. The Asia-Pacific Equity Fund will invest substantially all of its assets in the equity securities of companies based in the Asia-Pacific region. The Asia-Pacific countries include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, although the Fund will not invest in Japan and Australia.

Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent


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

declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Manager or Portfolio Manager will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund's investment objective is to seek long-term capital appreciation and any income earned by the Fund should be considered incidental.

The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

International Debt Securities. The Funds indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. No more than 10% of the High Yield Fund's total assets, at the time of purchase, will be invested in securities of foreign issuers. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from


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investment income, which could result in a return of capital to shareholders.
The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Manager as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Investing in Developing Asia-Pacific Securities Markets and Economies. The securities markets of developing Asia-Pacific countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region, such as in Japan. Developing Asia-Pacific brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements of open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for Asia-Pacific Equity Fund and may have an adverse impact on the investment performance of the Fund. The Fund's investment restrictions permit it to invest up to 15% of its net assets in securities that are determined by the Portfolio Manager to be illiquid.

The investment objective of the Asia-Pacific Equity Fund reflects the belief that the economies of the developing Asia-Pacific countries will continue to grow in such a fashion as to provide attractive investment opportunities. At the same time, emerging economies present certain risks that do not exist in more established economies. Especially significant is that political and social uncertainties exist for many of the developing Asia-Pacific countries. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors. In addition, certain developing Asia-Pacific countries, such as the Philippines, are especially large debtors to commercial banks and foreign governments.

Archaic legal systems in certain developing Asia-Pacific countries also may have an adverse impact on the Asia-Pacific Equity Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing Asia-Pacific countries. Similarly, the rights of investors in Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in developing Asia-Pacific countries. For example, some of the currencies of developing Asia-Pacific countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries face serious


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

exchange constraints. In addition, as mentioned above, governments of many developing Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing Asia-Pacific countries, which could affect private sector companies and the Asia-Pacific Equity Fund, as well as the value of securities in the Fund's portfolio.

In addition to the relative lack of publicly available information about developing Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as are applicable to U.S. companies, inflation accounting rules in some developing Asia-Pacific countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Asia-Pacific Equity Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries, if possible.

As a result, the Portfolio Manager of the Asia-Pacific Equity Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. The Fund may invest in countries in which foreign investors, including the Portfolio Manager of the Fund, have had no or limited prior experience.

Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.


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

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

The introduction of the euro (a common currency for the European Economic and Monetary Union) in January 1999 could have an adverse effect of the Fund's ability to value holdings denominated in local currencies and on trading and other administrative systems which affect such securities.

Foreign Currency Exchange Transactions. Because the Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. Asia-Pacific Equity Fund may not invest more than 5% of its assets (taken at market value at the time of investment) in forward foreign currency contracts.

A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code.

Foreign Bank Obligations. Through its investment in the Primary Fund, the Money Market Fund invests in obligations of foreign banks and foreign branches of U.S. banks. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Sovereign Debt Securities. Certain Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

Brady Bonds. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

Costs. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

In considering whether to invest in the securities of a foreign company, the Investment Manager or Portfolio Manager considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Manager's or Portfolio Manager's assessment of prevailing market, economic and other conditions.

Securities Swaps

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may enter into


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

securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

Options on Securities and Securities Indices

Purchasing Put and Call Options. Each Fund (other than the Money Market Fund, Advisory Funds, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. The Advisory Funds may only purchase put options on portfolio securities. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager or Portfolio Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Manager or Portfolio Manager believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Manager or Portfolio Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government Securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Manager. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

Stock Index Options. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks


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

inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Manager or Portfolio Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

Limits on use of Options. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.


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

Dealer Options. The Funds indicated above may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Foreign Currency Options

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Forward Currency Contracts

The Funds that invest in foreign securities may enter into forward currency contracts in anticipation of


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

changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Each of the Funds (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

Financial Futures Contracts and Related Options. A Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations on Futures Contracts and Related Options. The Funds may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities that it intends to purchase. The High Yield Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Fund's total assets after taking into account unrealized profits and losses on any such contracts. No Fund of the Pilgrim Mutual Funds may purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. Those Funds also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

Risks Relating to Options and Futures Contracts. The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund have insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

The successful use of futures contracts and related options also depends on the ability of the Investment Manager to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Index Warrants. The Research Enhanced Index Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Research Enhanced Index Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Research Enhanced Index Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Although the Research Enhanced Index Fund will normally invest only in exchange-listed warrants, Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Foreign Currency Futures Contracts. Each Fund (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks of Transactions in Futures Contracts. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such


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securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Manager or Portfolio Manager believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Manager or Portfolio Manager may still not result in a successful hedging transaction over a very short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Successful use of futures by a Fund depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if


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the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

Interest Rate and Currency Swaps

The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market
Fund) may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager or Portfolio Manager has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

Interest Rate Swaps. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

Cross-Currency Swaps. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of


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foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Swap Options. The Funds indicated above may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

Caps and Floors. The Funds indicated above may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

Non-Hedging Strategic Transactions. A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."


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Restricted and Illiquid Securities. Each Fund may invest in an illiquid or restricted security if the Investment Manager or Portfolio Manager believes that it presents an attractive investment opportunity, except that MagnaCap Fund may not invest in restricted securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Each Fund (except MagnaCap Fund) may purchase restricted securities (i.e., securities the disposition of which may be subject to legal restrictions) and securities that may not be readily marketable. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Company's Board of Directors.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

Other Investment Companies

The LargeCap Leaders Fund, MidCap Value Fund, Bank and Thrift Fund Asia-Pacific Equity Fund and the Pilgrim Mutual Funds each may invest in other investment companies ("Underlying Funds"). Each Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Funds (except the Money Market Fund) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Investment Companies that Invest in Senior Loans. The Funds that comprise the Pilgrim Mutual Funds, and in particular the Strategic Income and Balanced Funds, may invest in investment companies that


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invest primarily in interests in variable or floating rate loans or notes
("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk. Information about interests in Senior Loans generally is not be in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid


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

Loans"). With Hybrid Loans, a fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

There are some potential disadvantages associated with investing in other investment companies. For example, you would indirectly bear additional fees. The Underlying Funds pay various fees, including, management fees, administration fees, and custody fees. By investing in those Underlying Funds indirectly, you indirectly pay a proportionate share of the expenses of those funds (including management fees, administration fees, and custodian fees), and you also pay the expenses of the Fund.

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Manager or Portfolio Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% (100% for the Money Market Fund) of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the SmallCap Opportunities, Growth Opportunities, Balance Sheet Opportunities, and the High Yield III Funds, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

As an alternative to using repurchase agreements, the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and High Yield Fund III may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

Reverse Repurchase Agreements and Dollar Roll Transactions. The Government Securities Income Fund and the funds which comprise the Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap


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

Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and High Yield Fund III may enter into reverse repurchase agreement transactions. Such transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, Government Securities Income Fund and the funds which comprise the Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Trust, Government Securities Fund, and High Yield Fund III may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Participation Interests. The High Yield Fund may invest in participation interests, subject to the limitation on its net assets that may be invested in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by a bank or other financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuing bank. The Fund must look to the creditworthiness of the borrowing corporation, which is obligated to make payments of principal


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and interest on the loan. In the event the borrower fails to pay scheduled interest or principal payments, the Fund would experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the bank to perform its obligations in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Lending of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities (up to 30% of the value of the total assets in the case of the International Value and the Emerging Markets Value Funds). No lending may be made with any companies affiliated with the Investment Manager. The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan. Loans by the Primary Fund in which the Money Market Fund invests will not exceed 25% of the Fund's total assets.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Loan Participations and Assignments. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.


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

Pairing-Off Transactions. Government Securities Income Fund engages in a pairing-off transaction when the Fund commits to purchase a security at a future date ("delayed delivery" or "when issued"), and then prior to the predetermined settlement date, the Fund "pairs-off" the purchase with a sale of the same security prior to, or on, the original settlement date. At all times when the Fund has an outstanding commitment to purchase securities, cash and/or liquid assets equal to the value of the outstanding purchase commitments will be segregated from general investible funds and marked to the market daily.

When the time comes to pay for the securities acquired on a delayed delivery basis, Government Securities Income Fund will meet its obligations from the available cash flow, sale of the securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Whether a pairing-off transaction produces a gain for Government Securities Income Fund, depends upon the movement of interest rates. If interest rates decrease, then the money received upon the sale of the same security will be greater than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a gain. However, if interest rates increase, than the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a loss.

The Pilgrim Mutual Funds and the Mayflower Trust, Equity Trust, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund III may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Floating or Variable Rate Instruments. The Funds that comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund III may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only


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with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short Sales

The Pilgrim Mutual Funds, Mayflower Trust, Mid-Cap Value Fund, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Fund, Government Securities Fund, and the High Yield Fund III, may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or


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exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager or Portfolio Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets (no more than 5% for the Mid-Cap Value
Fund), taken at market value.

The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

Investment Techniques and Processes

The investment techniques and processes used by the Portfolio Manager for the Pilgrim Mutual Funds, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus of the Funds it manages. In making decisions with respect to equity securities for the Funds, growth over time(R) is the Portfolio Manager's underlying goal. It's how the Portfolio Manager built its reputation. Over the past ten years, the Portfolio Manager has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Portfolio Manager's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

The Portfolio Manager emphasizes growth over time through investment in securities of companies with earnings growth potential. The Portfolio Manager's style is a "bottom-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Portfolio Manager's decision-making is guided by three critical questions: Is there a positive change? Is it sustainable? Is it timely? The Portfolio Manager uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The Portfolio Manager is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Portfolio Manager focuses on recognizing successful companies, regardless


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of their capitalization or whether they are domestic or foreign companies.

Diversification

Each Fund (other than the Money Market Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer). The Primary Institutional Fund in which the Money Market Fund will invest substantially all of its assets is a non-diversified fund. However, the Primary Institutional Fund intends to comply with the diversification requirement of Rule 2a-7 under the Investment Company Act which generally limits a money-market fund to investing no more than 5% of its total assets in the securities, except U.S. government securities, of any one issuer.

The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Manager or Portfolio Manager in approximately equal amounts, and the Investment Manager or Portfolio Manager attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Manager or Portfolio Manager sells the securities of one of the issuers currently included in the portfolio.

Borrowing. Each Advisory Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding one-third of the value of its total assets. The Pilgrim Mutual Funds may each borrow up to 20% (other than the Money Market Fund which is limited to 5%). Magna Fund and High Yield Fund may borrow from banks solely for temporary or emergency purposes, but not in an amount exceeding 5% of the value of its total assets. Bank and Thrift Fund may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. Government Securities Income Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount in excess of 10% of the value of its total assets.

For the Government Securities Income Fund, no additional investment may be made while any such borrowings are in excess of 5% of total assets. For purposes of this investment restriction, the Fund's entry into reverse repurchase agreements and dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowings. Such borrowings, together with reverse repurchase agreements, may constitute up to 33% of the Fund's total assets. The Government Securities Income Fund may not mortgage, pledge or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the Fund's purchasing of securities on a forward commitment or delayed delivery basis, entering into reverse repurchase agreements and engaging in dollar-roll transactions.

Under the Investment Company Act of 1940, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other


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costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

                  INVESTMENT RESTRICTIONS -- THE ADVISORY FUNDS

The Funds have adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. None of the Funds may:

(1) invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(2) invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

(3) invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto);

(4) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies:

      (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

      (b)   enter into repurchase agreements; and

      (c) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Directors;

(5) borrow money or pledge, mortgage, or hypothecate its assets, (a) except that a Fund may borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and
      (b) and except that the following shall not be considered a pledge, mortgage, or hypothecation of a Fund's assets for these purposes: entering into reverse repurchase agreements; transactions in options, futures, options on futures, and forward currency contracts; the deposit of assets in escrow in connection with the writing of covered put and call options; and the purchase of securities on a "when-issued" or delayed delivery basis; collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts;

(6) issue senior securities, except insofar as a Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with that Fund's borrowing policies, and except for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;


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

(7) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under the federal securities laws;

(8) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate or securities of companies that deal in real estate or mortgages).

The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors (without shareholder approval). Unless otherwise indicated, a Fund may not:

(1) invest in securities that are illiquid if, as a result of such investment, more than 15% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

(2)   invest in companies for the purpose of exercising control or management;

(3) purchase or sell physical commodities or commodities contracts (which, for purposes of this restriction, shall not include foreign currency or forward foreign currency contracts), except any Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or securities, and options on such futures contracts;

(4) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases (other than marketable securities of companies engaged in the business of oil, gas, or other mineral exploration).

(5) invest more than 5% of its total assets in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a Fund in units or attached to securities are not included in this restriction;

(6) purchase securities of issuers which are restricted from being sold to the public without registration under the Securities Act of 1933 (unless such securities are deemed to be liquid under the Company's Liquidity Procedures) if by reason of such investment the Fund's aggregate investment in such securities will exceed 10% to the Fund's total assets;

(7) invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years;

(8) invest in puts, calls, straddles, spreads or any combination thereof if, as a result of such investment, more than 5% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

(9) loan portfolio securities unless collateral values are continuously maintained at no less than 100% by "marking to market" daily;

(10)  invest in real estate limited partnerships.

Other non-fundamental policies include the following: each Fund may not purchase securities on margin; make short sales, except for short sales "against the box," or purchase or retain in its portfolio any security if an officer or Director of the Company or the Investment Manager or any Portfolio Manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.


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                  INVESTMENT RESTRICTIONS -- THE MAGNACAP FUND

The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

(1)   Engage in the underwriting of securities of other issuers.

(2) Invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the Securities Act of 1933, as amended.

(3) Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

(4) Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities."

(5) Borrow money except from banks for temporary or emergency purposes, and then not in excess of 5% of the value of its total assets.

(6) Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 10% of the value of its total assets.

(7) Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of its portfolio transactions.

(8)   Effect short sales, or purchase or sell puts, calls, spreads or straddles.

(9) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account.

(10) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(11)  Invest more than 25% of the value of its total assets in any one industry.

(12) Purchase or retain in its portfolio any security if an Officer or Director of the Fund or its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.

(13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within


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

that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. The Fund will not engage in the purchase or sale of real estate or real estate limited partnerships. The Fund also will not make loans to other persons unless collateral values are continuously maintained at no less than 100% by "marking to market" daily. The Fund also may not invest more than 5% of its total assets in securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and may not invest in any restricted securities.

                     INVESTMENT RESTRICTIONS -- THE SMALLCAP
                 OPPORTUNITIES FUND, GROWTH OPPORTUNITIES FUND,
               GOVERNMENT SECURITIES FUND, AND HIGH YIELD III FUND

The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

(1) Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

(2) Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

(4) Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

(5) Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

(6) Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

(7) Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

(8)   Borrow money in excess of 5% of its total assets (taken at market value);

(9) Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

(10) Purchase more than 10% of the voting securities of any one issuer, except U.S. government securities;

(11) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

(12) Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

(13) Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

(14) Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

(15) Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging," criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

(16) Invest in securities of any issuer if any officer or Trustee of the Fund or any officer or director of Pilgrim owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and Trustees own in the aggregate more than 5% of the securities of such issuer;

(17) Invest in interests in oil, gas or other mineral exploration or development programs, (although it may invest in issuers that own or invest in such interests);

(18) Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

(19) Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

(20) Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

(21) Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

            INVESTMENT RESTRICTIONS -- THE MIDCAP OPPORTUNITIES FUND

The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

(1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

(2)   Underwrite the securities of others;

(3) Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

(4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

(5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

(6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

(7) Sell short, except that the Fund may enter into short sales against the box;

(8) Invest more than 25% of its assets in any one industry or related group of industries;

(9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

(10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

(11)  Borrow money in excess of 10% of its net assets for temporary purposes;

(12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

(13)  Make an investment for the purpose of exercising control over management;

(14)  Invest more than 15% of its net assets in illiquid securities; or

(15) Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

               INVESTMENT RESTRICTIONS -- THE GROWTH + VALUE FUND

The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

(1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

(2)   Underwrite the securities of others;

(3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

(4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

(5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the cur-rent Prospectus and SAI of the Fund;

(6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

(7) Sell short, except that these Funds may enter into short sales against the box;

(8) Invest more than 25% of its assets in any one industry or related group of industries;

(9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

(10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

(11)  Borrow money except to the extent permitted under the 1940 Act;

(12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

(13)  Make an investment for the purpose of exercising control over management;

(14)  Invest more than 15% of its net assets in illiquid securities; or

(15) Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

                  INVESTMENT RESTRICTIONS -- THE INTERNATIONAL
                 VALUE FUND AND THE EMERGING MARKETS VALUE FUND

The Funds have adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

(1) Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

(2) Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

(3) Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

(4) Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

(5) Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

(6) Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

(7) Make short sales of securities or maintain a short position, except for short sales against the box;

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

(9) Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

(10) Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

(11) Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

(12)  Invest more than 15% of its net assets in illiquid securities.

           INVESTMENT RESTRICTIONS -- THE RESEARCH ENHANCED INDEX FUND

The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 14 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

(1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33'/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

(2)   Underwrite the securities of others;

(3) Purchase or sell real estate, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

(4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

(5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

(6)   Invest more than 25% of its assets in any one industry;

(7) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

(8) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

(9) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

(10) Sell short, except that the Fund may enter into short sales against the box;

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

(12)  Make an investment for the purpose of exercising control over management;

(13)  Invest more than 15% of its net assets in illiquid securities; or

(14) Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

As a fundamental policy, this Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, this Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If this Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

In addition to the above noted investment policies, the Research Enhanced Index Fund's Sub-Adviser intends to monitor the sector and security weightings of its portfolio relative to the composition of the S&P 500 Index. In that regard, the Sub-Adviser intends to manage the Fund so that its sector weightings and securities holdings closely approximate the sector and securities weightings of the Index. As noted in the prospectus, the Sub-Adviser may vary modestly the weightings of portfolio securities so that index securities that appear to be overvalued may be underweighted and securities that may appear to be underweighted may be overvalued. Steps will be taken periodically to rebalance positions consistent with maintaining reasonable transaction costs and reasonable weightings relative to the Index. While the Fund seeks to modestly outperform the S&P 500 Index, the Fund expects that its returns will have a coefficient correlation of 0.90% or better to the S&P 500 Index.

              INVESTMENT RESTRICTIONS -- THE INCOME & GROWTH FUND,
            HIGH TOTAL RETURN FUND II, AND THE HIGH TOTAL RETURN FUND

The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

(1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

(2)   Underwrite the securities of others;

(3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

(4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

(5) Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

(6)   Participate in any joint trading accounts;

(7) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

(8) Sell short, except that these Funds may enter into short sales against the box;

(9) Invest more than 25% of its assets in any one industry or related group of industries;

(10) Purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

(11) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

(12) Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

(14) Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Pilgrim who each own beneficially more than 1/2 Of I% of its securities;

(15)  Make an investment for the purpose of exercising control over management;

(16) Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

(17) Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non- fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If any of these three Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where that Fund intends to offer or sell its shares.

         INVESTMENT RESTRICTIONS -- THE BALANCE SHEET OPPORTUNITIES FUND

The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

(1) Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

(2) Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

(3) Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

(4) Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

(5) Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

(6) Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

(7) Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

(8)   Borrow money in excess of 5% of its total assets (taken at market value);

(9) Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

(10) Purchase more than 10% of the voting securities of any one issuer, except U.S. Government securities;

(11) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

(12) Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

(13) Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

(14) Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

(15) Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging," criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

(16) Invest in securities of any issuer if any officer or Trustee of the Fund or any officer or director of Pilgrim owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and trustees own in the aggregate more than 5% of the securities of such issuer;


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(17)  Invest in interests in oil, gas or other mineral exploration or development programs, (although it may invest in issuers that own or invest in such interests);

(18) Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

(19) Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

(20) Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

(21) Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

In addition to the restrictions described above, the Fund may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those state and foreign jurisdictions where that fund intends to offer or sell its shares.

               INVESTMENT RESTRICTIONS -- THE PILGRIM MUTUAL FUNDS

The Funds have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

The investment objective of each Fund is a fundamental policy. In addition, no
Fund:

(1) May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

(2) May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

(3) May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

(4) May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

(5) May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund.

(6) May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

(7) May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund.

(8) May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

(9) May invest more than 15% (10% in the case of the Money Market Fund) of the value of its net assets in securities that at the time of purchase are illiquid.*

(10) May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

(11) May engage in short sales (other than the MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Strategic Income and High Yield II Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

(12) May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.


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

(13) May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

(14) May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

(15) May purchase or write options on securities, except for hedging purposes (except in the case of the Strategic Income Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. This restriction does not apply to the Money Market Fund.

-----------------
* For the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds, as of the date of this Statement of Additional Information this investment restriction reads: "May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid." At a Meeting of Shareholders on May 21, 1999, a change to this investment restriction was approved by the shareholders of all Funds except the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds. The Meeting has been adjourned with respect to those Funds, and upon shareholder approval the investment restriction will be changed as described above.

For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the Securities Act of 1933. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

                 INVESTMENT RESTRICTIONS -- THE HIGH YIELD FUND

The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

(1) Issue senior securities. Good faith hedging transactions and similar investment strategies will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.

(2)   Underwrite securities of other issuers.

(3) Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes and options on futures contracts or indexes and currencies underlying or related to any such futures contracts.


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(4)   Make loans to persons except (a) through the purchase of a portion of an issue of publicly distributed bonds, notes, debentures and other evidences of indebtedness customarily purchased by institutional investors, (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities," or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

(5) Purchase the securities of another investment company or investment trust, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(6) Purchase any securities on margin or effect a short sale of a security. (This restriction does not preclude the Fund from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(7) Buy securities from or sell securities to its investment adviser or principal distributor or any of their affiliates or any affiliates of its Directors, as principal.

(8) Buy, lease or hold real property except for office purposes. (This restriction does not preclude investment in marketable securities of companies engaged in real estate activities.)

(9) As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than the United States Government) or acquire more than 10% of the outstanding voting securities of any one issuer; but as to the remaining 25% of its total assets, it retains freedom of action.

(10) Borrow money except from banks for temporary or emergency purposes and not for investment purposes, and then only in amounts not in excess of 5% of the value of its total assets.

(11) Invest in the securities of any company that, including its predecessors, has not been in business for at least three years.

(12)  Invest more than 25% of the value of its total assets in any one industry.

(13) Invest in securities of any one issuer for the purpose of exercising control or management.

The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. Notwithstanding the restrictions above, the High Yield Fund will not, so long as its shares are registered for sale in the State of South Dakota: (i) have more than 10% of its total assets invested in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended; (ii) have more than 10% of its total assets invested in real estate investment trusts or investment companies; (iii) have more than 5% of its assets invested in options, financial futures or stock index futures, other than hedging positions or positions that are covered by cash or securities; (iv) have more than 5% of its assets invested in equity securities of issuers that are not readily marketable and securities of issuers that have been in operation for less than three years; and (v) invest any part of its total assets in real estate or interests in real estate, excluding readily marketable securities and real estate used for office purposes; commodities, other than precious metals not to exceed 10% of the Fund's total assets; commodity futures contracts or options other than as permitted by investment companies qualifying for an exemption from the definition of commodity pool operator; or interests in commodity pools or oil, gas or other mineral exploration or development programs.

The High Yield Fund will not, so long as its shares are registered for sale in the State of Texas, invest in oil, gas or other mineral leases or in real estate limited partnerships. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or

American Stock Exchange. The Fund will not make loans unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

The High Yield Fund will not, so long as its shares are registered for sale in the State of Ohio: (i) purchase or retain securities of any issuer if the officers or directors of the Fund, its adviser or manager owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer, or (ii) borrow, pledge, mortgage or hypothecate its assets in excess of 1/3 of total Fund assets. The Fund will only borrow money for emergency or extraordinary purposes.

               INVESTMENT RESTRICTIONS -- THE BANK AND THRIFT FUND

The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

(1) Invest more than 25% of its total assets in any industry or group of related industries other than the banking and thrift industries, except for temporary or defensive positions.

(2) Borrow, except that it may borrow in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.

(3) Invest in repurchase agreements maturing in more than 7 days, if as a result of such investment more than 10% of the Fund's total assets would be invested in such repurchase agreements.

(4) Purchase securities for which there are legal or contractual restrictions on resale, if as a result of such purchase more than 10% of the Fund's total assets would be invested in such securities.

(5) Invest more than 5% of the value of its net assets in marketable warrants to purchase common stock.

(6) Purchase securities of any one issuer, other than U.S. Government securities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of an issuer or more than 10% of any class of securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to the restrictions in this Item 6. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences.

(7) Act as an underwriter of securities of other issuers, except, to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities (See also Item 4 above.).

(8) Purchase or sell real estate, commodities, commodity futures contracts, or oil or gas exploration or development programs; or sell short, or write, purchase, or sell straddles, spreads or combinations thereof.

(9) Make loans, except that the Fund may purchase or hold Debt Securities in accordance with its investment policies and objectives.

(10) Purchase securities on margin or hypothecate, mortgage or pledge any of its assets except for the purpose of securing borrowings permitted by Item 2 above and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing.


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The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval. Appropriate notice will be given of any changes in these restrictions made by the Board of Directors. The Fund may not:

(11) Participate on a joint or joint and several basis in any trading account in securities.

(12) Purchase securities of any issuer for the purposes of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

(13) Invest more than 5% of the Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years.

(14) Purchase or retain the securities of any issuer if those officers or Directors of the Fund or officers or Directors of the Investment Manager who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

(15) Invest in illiquid securities if, as a result, more than 15% of the Fund's net assets would be invested in such securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in a percentage from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing restrictions.

        INVESTMENT RESTRICTIONS -- THE GOVERNMENT SECURITIES INCOME FUND

The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

(1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements. There is no limit on the amount of the Fund's assets that may be invested in the securities of any one issuer of such obligations.

(2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan or (c) by the loan of its portfolio securities in accordance with the policies described under "Investment Objective and Policies."

(3)   (a)   Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). No additional investment may be made while any such borrowing are in excess of 5% of total assets. For purposes of this investment restriction, the entry into reverse repurchase agreements, dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowing.

      (b) Mortgage, pledge or hypothecate any of its assets except to the extent necessary to secure permitted borrowing and to the extent related to the deposit of assets in escrow in connection with (i) the purchase of securities on a forward commitment or delayed delivery basis, and (ii) reverse repurchase agreements and dollar-rolls.

      (c) Borrow money, including the entry into reverse repurchase agreements and dollar roll transactions and purchasing securities on a delayed delivery basis, if, as a result of such borrowing, more than 33-1/3 of the total assets of the Fund, taken at market value at the time of such borrowing, is derived from borrowing. For purposes of this limitation, a delay between purchase and settlement of a security that occurs in the ordinary course for the market on which the security is purchased or issued is not considered a purchase of a security on a delayed delivery basis.

(4) Purchase securities on margin, sell securities short or participate on a joint or joint and several basis in any securities trading account. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(5) Underwrite any securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(6) Buy or sell interests in oil, gas or mineral exploration or development programs, or purchase or sell commodities, commodity contracts or real estate. (Does not preclude the purchase of GNMA mortgage-backed certificates.)

(7) Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Officers and Directors of the Fund or its Investment Manager own beneficially more than 1/2 of 1%, and such Officers and Directors holding more than 1/2 of 1% together own beneficially more than 5%, of the issuer's securities.

(8) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(9) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will not invest more than 5% of the net assets of the Fund in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction. The Fund will not, so long as its shares are registered in the State of Texas, invest in oil, gas, or other mineral leases or real estate limited partnership interests. The Fund will not make loans to others, unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

Operating Restrictions - for the Pilgrim Mutual Funds

As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

(1) May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

(2) May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

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Primary Fund Restrictions for the Pilgrim Mutual Funds

The following are the fundamental operating restrictions of the Primary Fund in which the Money Market Fund invests substantially all of its assets:

The Primary Fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2)   issue securities senior to its capital stock;

(3)   act as an underwriter with respect to the securities of others;

(4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option;

(8) invest in voting securities or in companies for the purpose of exercising control;

(9) invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940 ("1940 Act");

(10)  make investments on a margin basis;

(11)  purchase or sell any securities (other than securities of the Primary
      Fund) from or to any officer or Trustee of the Primary Fund, the investment adviser or affiliated person except in compliance with the 1940 Act.

                             PORTFOLIO TRANSACTIONS

Each Investment Management Agreement and Portfolio Management Agreement authorizes the Investment Manager or Portfolio Manager to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements, each Investment Manager or Portfolio Manager determines, subject to the instructions of and review by the Board of Directors of the Fund, which securities are to be purchased and sold by the Funds and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of an Investment Manager or Portfolio Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, each Investment Manager or Portfolio Manager will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. With respect to Bank and Thrift Fund, such other Factors would include the firm's ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. The Investment Managers or Portfolio Manager will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Manager, and/or the Portfolio Manager, and provide other services in addition to execution services. Each Investment Manager or Portfolio Manager considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Manager or Portfolio Manager to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the Pilgrim Group or any of the Investment Managers or Portfolio Managers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

While it will continue to be the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Manager or the Portfolio Manager, even if the specific services were not imputed to the Fund and were useful to the Investment Manager and/or Portfolio Manager in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker.

Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Manager or Portfolio Manager. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Manager or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Manager's or Portfolio Manager's other clients in a manner deemed fair and reasonable by the Investment Manager or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Investment Manager or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Board of Directors. To the extent any of Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.


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

Each Fund does not intend to effect any transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager, except for any sales of portfolio securities that may legally be made pursuant to a tender offer, in which event the Investment Manager will offset against its management fee a part of any tender fees that may be legally received and retained by an affiliated broker-dealer.

Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Pilgrim generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

Brokerage commissions paid by each Fund for each of the last three fiscal years are as follows:

                                        For the fiscal years ended June 30, 1999
                                        ----------------------------------------
                                            1999           1998          1997
Asia-Pacific Equity Fund                                 $302,383      $320,036
MidCap Value Fund                                         $16,687      $146,795
LargeCap Leaders Fund                                     $50,835       $56,375
MagnaCap Fund                                            $456,000      $600,000
High Yield Fund                                                $0            $0
Bank and Thrift Fund                                      316,000(1)     85,000
Government Securities Income Fund                              $0            $0
International Core Growth Fund           $1,150,595    $  464,615    $   24,643
Worldwide Growth Fund                     1,166,321     1,065,153       970,564
International SmallCap Growth Fund          873,671       745,259       692,326
Emerging Countries Fund                   3,945,783     3,634,338     1,427,861
LargeCap Growth Fund                        115,558        30,907         4,620
MidCap Growth Fund                        1,291,517     1,809,755     1,139,938
SmallCap Growth Fund                        974,722     1,002,867       987,245
Convertible Fund                            158,049       130,017       114,243
High Yield Fund II                        [       ]     [       ]     [        ]
Balanced Fund                                25,782        43,966        35,105
Strategic Income Fund(2)                          0           100             0
Money Market Fund                         N/A          N/A           N/A

(1) For the six month period ended June 30, 1999.

(2) The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund paid no brokerage fees in the fiscal year ended June 30, 1998.


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

                                         For The Fiscal Years Ended October 31,
                                         1999            1998             1997
                                         ----            ----             ----
Growth + Value Fund .................                  $339,495         $170,986
International Value Fund(1) .........                  $995,910         $421,452
Emerging Markets Value Fund(2) ......                  $ 33,868              N/A
Research Enhanced Index Fund(3) .....                       N/A              N/A
Income and Growth Fund ..............                  $ 93,492         $507,638
High Total Return Fund II ...........                   $______          $______
High Total Return Fund ..............                   $______         $    222

------------------------
(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.

(2)   The Emerging Markets Value Fund commenced operations on January 1, 1998.

(3)   The Research Enhanced Index Fund commenced operations on December 30,
      1998.

                                         For The Fiscal Years Ended December 31,
                                             1998         1997         1996
                                             ----         ----         ----

SmallCap Opportunities Fund ..........     $957,784     $874,698     $479,135
Mid-Cap Opportunities Fund(1) ........     $ 54,968          N/A          N/A
Growth Opportunities Fund ............     $423,680     $169,066     $124,024
Balance Sheet Opportunities Fund .....     $ 13,025     $ 81,371
Government Securities Fund ...........     $193,230      $______     $  1,049
High Yield Fund III ..................      $______      $______     $ 16,591

-------------------------
(1)   The Mid-Cap Opportunities Fund commenced operations on August 20, 1998.

Of the total commissions paid during the fiscal period ended June 30, 1999, $__________, (_____%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

During the fiscal year ended June 30, 1999, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: International Core Growth Fund -- J. P. Morgan & Co.; Worldwide Growth Fund -- J. P. Morgan & Co.; MidCap Growth Fund -- Donaldson Lufkin & Jenrette,
J. P. Morgan & Co.; SmallCap Growth Fund -- J. P. Morgan & Co.; Convertible Fund -- J. P. Morgan & Co., Merrill Lynch & Co., Morgan Stanley Dean Witter Discover Co.; Balanced Fund -- Donaldson Lufkin & Jenrette, Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co.; Strategic Income -- Donaldson Lufkin & Jenrette, J. P. Morgan & Co., Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co. The holdings of securities of such brokers and dealers were as follows as of March 31, 1999: Worldwide Growth Fund -- J. P. Morgan & Co. ($__________); Convertible Fund -- J. P. Morgan & Co. ($__________), Merrill
Lynch & Co. ($__________), Morgan Stanley Dean Witter Discover Co. ($__________); Balanced Fund -- Donaldson Lufkin & Jenrette ($__________), Merrill Lynch & Co. ($__________), Morgan Stanley Dean Witter Discover & Co. ($__________); Strategic Income -- Donaldson Lufkin & Jenrette ($__________), J.
P. Morgan & Co. ($__________), Merrill Lynch & Co. ($__________), Morgan Stanley Dean Witter Discover & Co. ($__________).

About the Money Market Fund. With respect to the Primary Fund in which the Money Market Fund


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

invests its assets, Reserve Management Company, Inc. is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates. As investment securities transactions made by the Primary Fund are normally principal transactions at net prices, the Primary Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices. The Primary Fund has not paid any brokerage commissions during the past three fiscal years.

The Primary Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material, adverse effect upon the net asset value ("NAV") or yield of the Primary Fund.

Subject to the overall supervision of the officers of the Primary Fund and the Board of Trustees, Reserve Management Company, Inc. places all orders for the purchase and sale of the Primary Fund's investment securities. In general, in the purchase and sale of investment securities, Reserve Management Company, Inc. will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, Reserve Management Company, Inc. may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with Reserve Management Company, Inc., and any statistical, research, or other services provided by the dealer to Reserve Management Company, Inc. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Fund as determined by Reserve Management Company, Inc. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Fund and other investment companies managed by Reserve Management Company, Inc., the transactions are allocated as to amount in accordance with each order placed for each fund. However, Reserve Management Company, Inc. may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus.

Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Portfolio Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Company reserves the right to amend or terminate this practice at any time.

Special Purchases at Net Asset Value. Class A or Class M shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A or Class M Shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Pilgrim Fund purchased.

Additionally, Class A or Class M Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Company (or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

Shareholders of Pilgrim General Money Market Shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end Pilgrim Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M Shares of a Fund at its current net asset value, without a sales charge.

The Officers, directors and bona fide full-time employees of the Company and the officers, directors and full-time employees of the Investment Manager, any Portfolio Manager, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Portfolio Manager, may purchase Class A or Class M Shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Company may, under certain circumstances, allow registered investment adviser's to make investments on behalf of their clients at net asset value without any commission or concession.

Class A or M shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.

Class A or Class M shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-


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

dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee (`wrap accounts'); and (vi) any registered investment company for which Pilgrim Investments, Inc. serves as adviser.

Shares of the MagnaCap Fund are acquired at net asset value by Investors Fiduciary Trust Company, Kansas City, Missouri, as Custodian for Pilgrim Investment Plans, a unit investment trust for the accumulation of shares of the Fund. As of June 30, 1999, less than 2% of the Fund's then total outstanding shares were held by said Custodian for the account of such plan holders.

The Funds may terminate or amend the terms of these sales charge waivers at any time.

Letters of Intent and Rights of Accumulation. An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of any of the Funds which offers Class A shares, Class M shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds (excluding Pilgrim General Money Market Shares) acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding Pilgrim General Money Market Shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

Shares of the Fund and other open-end Pilgrim Funds (excluding Pilgrim General Money Market Shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

Redemptions. Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

Due to the relatively high cost of handling small investments, each Fund Company reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares; or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

The CDSC or redemption fee will be waived for certain redemptions of shares upon
(i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redmption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.


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

Reinstatement Privilege. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

Conversion of Class B Shares. A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that
(1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

CDSC Schedule For Shares of the Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Mayflower Trust, Balance Sheet Opportunities Fund, Government Securities Fund, and the High Yield Fund III Purchased Before November 1, 1999

Effective November 1, 1999, the above listed Funds adopted a new CDSC schedule, as set forth in the prospectus. Class B shares of those Funds purchased before November 1, 1999 are subject to the following contingent sales deferred change schedule:

               Years After You                CDSC As A Percentage
              Bought The Shares                of Amount Redeemed
              -----------------                ------------------
                  1st Year                            5.00%
                  2nd Year                            4.00%
                  3rd Year                            3.00%
                  4th Year                            2.00%
                  5th Year                            2.00%
                After 5 Years                          ---


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Dealer Commissions and Other Incentives. In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M shares, the Distributor will reallow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                  Equity Funds

                              Dealers' Reallowance as a Percentage of
                                           Offering Price
                           ---------------------------------------------
      Amount of
      Transaction                 Class A                 Class M
      -----------                 -------                 -------
      Less than $50,000            5.00%                   3.00%
      $50,000 - $99,999            3.75%                   2.00%
      $100,000 - $249,999          2.75%                   1.00%
      $250,000 - $499,000          2.00%                   1.00%
      $500,000 - $999,999          1.75%                   None
      $1,000,000 and over        See below                 None

                                  Income Funds

                              Dealers' Reallowance as a Percentage of
                                           Offering Price
                           ---------------------------------------------
      Amount of
      Transaction                 Class A                 Class M
      -----------                 -------                 -------
      Less than $50,000            4.25%                   3.00%
      $50,000 - $99,999            4.00%                   2.00%
      $100,000 - $249,999          3.00%                   1.25%
      $250,000 - $499,000          2.25%                   1.00%
      $500,000 - $999,999          1.75%                   None
      $1,000,000 and over        See below                 None

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                                       Dealer Commission as a
                                        Percentage of Amount
      Amount of Transaction                   Invested
      ---------------------                   --------
      $1,000,000 to $2,499,000                  1.00%
      $2,500,000 to $4,999,999                  0.50%
      $5,000,000 and over                       0.25%

Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund other than Strategic Income Fund and 0.75% of the amount invested of Strategic Income Fund.

The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or


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outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities underlying traded call options written by the High Yield Fund will be valued at their market price as determined above; however, the current market value of the option written by the High Yield Fund will be subtracted from net asset value. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Directors.

In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


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

The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B, Class C and Class M shares. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Each Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

As discussed in the Prospectus, the Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

Self-Employed and Corporate Retirement Plans. For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that Investors Fiduciary Trust Company, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

Individual Retirement Accounts. Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

Telephone Redemption and Exchange Privileges. As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

(1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

(2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

(3) Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

(4) Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:


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

      (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous sixty (30) days.

      (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

      (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

      (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

      (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

(5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

(6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

(7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

(8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

(9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectus.

(10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

Systematic Withdrawal Plan. You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Net capital gains from assets held for one year of less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. If the High Yield Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on the securities may be eligible for the deduction for dividends received by corporations. In such event, properly designated dividends of investment company taxable income received from the High Yield Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the

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election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election is available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

Foreign Withholding Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of an Advisory Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Advisory Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by an Advisory Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Advisory Fund's taxable year whether the foreign taxes paid by the Advisory Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of an Advisory Fund's income flows through to its shareholders. With respect to an Advisory Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivable and payable, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Options and Hedging Transactions. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

Short Sales Against the Box. If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Other Investment Companies. It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

Sale or Other Disposition of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Backup Withholding. Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Other Taxes. Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

Purchases In-Kind of the International Value Fund. Investors may, subject to the approval of the International Value Fund, the Investment Manager and Brandes, purchase shares of the International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Investment Manager or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time.

Redemptions. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

The contingent deferred sales charge will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or
Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by
(A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

Exchanges. The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Pilgrim to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Pilgrim reserves the right to reject any exchange request.

Conversion Feature. Class B and Class T shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B or Class T shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund.

                         CALCULATION OF PERFORMANCE DATA

Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1 + T)(n) = ERV

Where:

      P   = a hypothetical initial payment of $1,000,
      T   = the average annual total return,
      n   = the number of years, and
      ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Prior to October 17, 1997, the Bank and Thrift Fund operated as a closed-end investment company. Upon conversion of the Fund to an open-end investment company on October 17, 1997, all outstanding shares of Common Stock of the Fund were designated as Class A shares. Performance information for the period prior to October 17, 1997 reflects the performance of the Fund as a closed-end fund. Performance information presented by the Fund for all periods is restated to reflect the current maximum front-end sales load payable by the Class A shares of the Fund. Performance information for the period prior to October 17, 1997 has not been adjusted to reflect annual Rule 12b-1 fees of Class A shares plus additional expenses incurred in connection with operating as an open-end investment company. Performance would have been lower if adjusted for these charges and expenses. Performance information for all periods after October 17, 1997 reflects Class A's annual Rule 12b-1 fees and other expenses associated with open-end investment companies.

Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

Quotations of yield for a Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield= 2[(a-b/cd + 1)(6) - 1]

where

      a =     dividends and interest earned during the period,
      b =     expenses accrued for the period (net of reimbursements),
      c =     the average daily number of shares outstanding during the period that were entitled to receive dividends, and
      d =     the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

Additional Performance Quotations. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

Performance Comparisons. In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class M, Class Q, and Class T shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, the Bank and Thrift Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.

The yield for the various classes of Pilgrim fixed income funds for the month ended June 30, 1999 (October 31, 1999 for Mayflower Trust) was as follows:

Fund                                 Class A  Class B  Class C  Class M  Class Q  Class T
----                                 -------  -------  -------  -------  -------  -------
Income & Growth Fund ..............
Government Securities Fund ........
High Yield Fund III ...............
High Total Return Fund II .........
High Total Return Fund ............
Balance SheetOpportunities Fund ...
High Yield Fund ...................
Convertible Fund ..................
Strategic Income Fund .............
Balanced Fund .....................
High Yield Fund II ................

The average annual total returns, including sales charges, for each class of shares of each Fund for the one-five-and ten-year periods ended June 30, 1999 (October 31, 1999 for Emerging Markets Value Fund, Growth + Value Fund, High Total Return Fund, High Total Return Fund II, Income & Growth Fund, International Value Fund, and Research Enhanced Index Fund), if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to June 30, 1999, is as follows:

                                                                Since
                               1 Year     5 Year    10 Year   Inception(1)  Inception Date
                               ------     ------    -------   ------------  --------------
Asia-Pacific Equity Fund(1)
    Class A                                  N/A        N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A

LargeCap Leaders Fund(1)
    Class A                                  N/A        N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A

MidCap Value Fund(1)
    Class A                                  N/A        N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A

MagnaCap Fund(2)
    Class A                                  N/A                  N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A

High Yield Fund(3)
    Class A                                  N/A                  N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A
    Class Q

Bank and Thrift Fund(4)
    Class A                                  N/A                  N/A
    Class B                                  N/A        N/A

Government Securities
Income Fund(5)
    Class A                                  N/A                  N/A
    Class B                                  N/A        N/A
    Class C
    Class M                                  N/A        N/A

                                                                Since
                               1 Year     5 Year    10 Year   Inception(1)  Inception Date
                               ------     ------    -------   ------------  --------------
International Core
Growth Fund
   Class A                        %          N/A        N/A       %             2/28/97
   Class B                        %          N/A        N/A       %             2/28/97
   Class C                        %          N/A        N/A       %             2/28/97
   Class Q                        %          N/A        N/A       %             2/28/97

Worldwide Growth Fund
   Class A                        %            %        N/A       %             4/19/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %             4/19/93
   Class Q                        %            %        N/A       %             8/31/95

International SmallCap
Growth Fund
   Class A                        %            %        N/A       %            12/27/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %            12/27/93
   Class Q                        %            %        N/A       %             8/31/95

Emerging Countries Fund
   Class A                        %          N/A        N/A       %            11/28/94
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %          N/A        N/A       %            11/28/94
   Class Q                        %          N/A        N/A       %             8/31/95

LargeCap Growth Fund
   Class A                        %          N/A        N/A       %             7/21/97
   Class B                        %          N/A        N/A       %             7/21/97
   Class C                        %          N/A        N/A       %             7/21/97
   Class Q                        %          N/A        N/A       %             7/21/97

MidCap Growth Fund
   Class A                        %            %        N/A       %             4/19/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %             4/19/93
   Class Q                        %            %        N/A       %             6/30/94

SmallCap Growth Fund
   Class A                        %            %        N/A       %            12/27/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %            12/27/93
   Class Q                        %            %        N/A       %             8/31/95

Convertible Fund
   Class A                        %            %        N/A       %             4/19/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %             4/19/93
   Class Q                        %            %        N/A       %             8/31/95

                                                                Since
                               1 Year     5 Year    10 Year   Inception(1)  Inception Date
                               ------     ------    -------   ------------  --------------
Balanced Fund
   Class A                        %            %        N/A       %             4/19/93
   Class B                        %          N/A        N/A       %             5/31/95
   Class C                        %            %        N/A       %             4/19/93
   Class Q                        %          N/A        N/A       %             8/31/95

High Yield II Fund
   Class A                                   N/A        N/A       %             3/27/98
   Class B                        %          N/A        N/A       %             3/27/98
   Class C                        %          N/A        N/A       %             3/27/98
   Class Q                        %          N/A        N/A       %             3/27/98

Strategic Income Fund
   Class A                                   N/A        N/A       %             8/31/95
   Class B                                   N/A        N/A       %             8/31/95
   Class C                                   N/A        N/A       %             8/31/95
   Class Q                                   N/A        N/A       %             8/31/95

Growth + Value Fund
   Class A
   Class B
   Class C

International Value Fund
   Class A
   Class B
   Class C

Emerging Markets Value
Fund
   Class A
   Class B
   Class C

Research Enhanced
Index Fund
   Class A
   Class B
   Class C

Income and Growth Fund
   Class A
   Class B
   Class C

High Total Return Fund
   Class A
   Class B
   Class C

                                                                Since
                               1 Year     5 Year    10 Year   Inception(1)  Inception Date
                               ------     ------    -------   ------------  --------------
High Total Return Fund II
   Class A
   Class B
   Class C

SmallCap Opportunities Fund
   Class A
   Class B
   Class C
   Class T

Mid-Cap Opportunities Fund
   Class A
   Class B
   Class C
   Class T

Growth Opportunities Fund
   Class A
   Class B
   Class C
   Class T

Government Securities Fund
   Class A
   Class B
   Class C
   Class T

High Yield Fund III
   Class A
   Class B
   Class C
   Class T

Balance Sheet
Opportunities Fund
   Class A
   Class B
   Class C
   Class T

(1) Class A, B and M shares of Asia-Pacific Equity Fund, the LargeCap Leaders Fund, and MidCap Value Fund commenced on September 1, 1995. The inception date for Class A, B and C shares of the Growth + Value Fund is November 18, 1997. The inception date for Class A and C shares of the International Value Fund is March 6, 1995; the inception date for Class B shares of the international Value Fund is April 18, 1997. The inception date for Class A, B and C shares of the Emerging Markets Value Fund is January 1, 1998. The inception date for Class A, B and C shares of the Research Enhanced Index Fund is December 30, 1998. The inception date of Class A. B and C shares of the Income and Growth Fund and High Total Return Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund 11 is January 31, 1997.

(2)   Class B and M shares of MagnaCap Fund commenced operations on July 17,
      1995.

(3)   Class B and M shares of High Yield commenced operations on July 17, 1995.

(4) Class B shares of Bank and Thrift Fund commenced operations on October 20, 1997.

(5) Class B and M shares of Government Securities Income commenced operations on July 17, 1995. Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

No performance information is provided for the Money Market Fund because it had not yet commenced operations as of June 30, 1999.

Reports and promotional literature may also contain the following information:
(i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other Pilgrim Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the portfolio manager of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

In addition, reports and promotional literature may contain information concerning the Investment Manager, the Portfolio Managers, Pilgrim Capital, Pilgrim Group, Inc. or affiliates of the Company, the Investment Manager, the Portfolio Managers, Pilgrim Capital or Pilgrim Group, Inc. including: (i) performance rankings of other funds managed by the Investment Manager or a Portfolio Manager, or the individuals employed by the Investment Manager or a Portfolio Manager who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the Pilgrim Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and Pilgrim Group, Inc.; (v) the past performance of other funds managed by the Investment Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                               GENERAL INFORMATION

Capitalization and Voting Rights. The authorized capital stock of the Advisory Funds consists of 1,000,000,000 shares having par value of $.01 per share. The authorized capital stock of Pilgrim Investment Funds, Inc. consists of 500,000,000 shares of $.10 par value each, of which 200,000,000 shares are classified as shares of MagnaCap Fund, 200,000,000 shares are classified as shares of the High Yield Fund, and 100,000,000 are not classified. The authorized capital stock of the Bank and Thrift Fund, Inc. consists of 100,000,000 shares of common stock having a par value of $0.00/per share. Holders of shares of the Advisory Funds and Bank and Thrift Fund have one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. The authorized capital stock of the Government Securities Income Fund, Inc. consists of 5,000,000 shares. The authorized capital of the Pilgrim Mutual Funds, Equity Trust, Small Cap Opportunities Fund, Growth Opportunities Fund, Mayflower Trust, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund II is in each case an unlimited number of shares of beneficial interest. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such event the holders of the remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

The Board of Directors may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Directors may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Directors of the Company by written notice to shareholders of such series or class. Shareholders may remove Directors from office by votes cast at a meeting of shareholders or by written consent.

Custodian. The cash and securities owned by each Fund are held by Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

Legal Counsel. Legal matters for each Company are passed upon by Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006.

Independent Auditors. KPMG LLP, 725 South Figueroa Street, Los Angeles, California 90017, acts as independent auditors for each Fund.

Other Information. Each Company is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Company by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Company's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statement audited by independent certified public accountants.

Reports to Shareholders. The fiscal year of the Funds which comprise the Mayflower Trust ends on October 31. The fiscal year of the Funds which comprise the Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and the Government Securities Income Fund, ends on June 30. The fiscal year of Funds which comprise the Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Fund, Government Securities Fund, and the High Yield Fund III ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

Year 2000 Compliance. The services provided to the Funds by the Investment Manager, the Sub-Advisers, the Administrator and the Funds' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Investment Manager, the Sub-Advisers, the Administrator and the Funds' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Investment Manager, Sub-Advisers, Administrator and the Funds' other service providers at this time but could have a material adverse impact on the operations of the Funds and the Investment Manager, Sub-Advisers, Administrator and the Funds' other service providers. Further, there can be no assurances, that the systems of the companies in which the Funds invest will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

Declaration of Trust. The Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Mayflower Trust, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund III are organized as Massachusetts business trusts. The Declaration of Trust of each of these Funds provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

The financial statements from the Funds' June 30, 1999 Annual Reports (for Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and Government Securities Income Fund), December 31, 1998 Annual Report and June 30, 1999 Semi-Annual Report (Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, Balance Sheet Opportunities Fund, Government Securities Fund, and High Yield Fund III), and October 31, 1999 Annual Report (for Mayflower Trust) are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting Pilgrim Funds at Suite 1200, 40 North Central Avenue, Phoenix, Arizona 85004,
(800) 992-0180. There are no financial statements for the Money Market Fund at this time.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS


(a) Articles of Incorporation. (1) and (4)

(b) By-laws. (1)
(c) N/A
(d) Investment Advisory Contracts. (1)

(e) Underwriting Contracts. (1) and (5)

(f) N/A

(g) Custodian Agreements. (1) and (5)

(h) Other Material Contracts. (1) and (3)

(i) Legal Opinion. (5)
(j) Consent of Independent Accountants.(6)

(k) N/A
(l) N/A

(m) Rule 12b-1 Plan. (1) and (5)
(o) Rule 18f-3 Plan. (4)


-----------------------------------

               NOTES TO EXHIBIT LISTING




(1). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 16 and incorporated herein by reference.

(2). The Power of Attorney executed by Walter May was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 18 and is incorporated herein by reference. All other powers of attorney were filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 and are incorporated herein by reference.

(3). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 17 and incorporated herein by reference.

(4). Previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 and incorporated herein by reference.

(5). Previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1998 and incorporated herein by reference.

(6).     To be filed by Amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 25.  INDEMNIFICATION

Section 5.4 of Registrant's Declaration of Trust provides the following:

(a) Subject to Paragraph (c) hereof every person who is, or has been, a Trustee, Officer, employee or agent of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, Officer, employee or agent and against amounts paid or incurred by him in the settlement thereof in such manner, provided, that to the extent any claim, action, suit or proceeding involves any particular Series or Classes of Shares of the Trust or the assets or operations of one or more Series or Classes of Shares, such indemnification shall be provided only from the assets (or proceeds thereof or income therefrom of such one or more Series or Classes of Shares and not from the assets (or proceeds thereof or income therefrom) of any other Series or Class of Shares of the Trust.

(b) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, acitons, suits or proceedings (civil, criminal, or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c) No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or Officer, unless there has been a determination that such Trustee or Officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(d) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to shich any Trustee or Officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or Officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and Officers may be entitled by contract or otherwise under law.

(e) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section may be advanced by the Trust prior to final disposition therof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either;

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


Insofar as indemnification for liabilities arising under the Securities Acto of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


      See "MANAGEMENT OF THE FUNDS" in the Prospectus and "Services of Pilgrim and the Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement. Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 1, 1997.


                           POSITION WITH                      OTHER SUBSTANTIAL
                           INVESTMENT                         BUSINESS, PROFESSION
NAME                       ADVISER                            VOCATION OR EMPLOYMENT
- ---------                  ---------------------------      --------------------------------------------
John Turner                Director                           Chairman and CEO, ReliaStar
                                                              Financial Corp. and affiliates;
                                                              Director of Pilgrim Affiliates;
                                                              Trustee and Chairman, Pilgrim
                                                              Affiliated Investment Companies.

Mark L. Lipson             Chairman/CEO                       Trustee and President, Pilgrim Affiliated
                           Director                           Investment Companies. Chairman and
                                                              CEO, Pilgrim Holdings Corporation and
                                                              Northstar Distributors, Inc. Director and
                                                              President, Pilgrim Group, Inc. and
                                                              Northstar Funding, Inc.

Stanley D. Vyner           President and CEO                  Executive Vice President, Pilgrim Affiliated
                                                              Investment Companies.

James M. Hennessy          Secretary (General Counsel)        Executive Vice President and Secretary,
                           Executive Vice President           Pilgrim Affiliated Investment Companies.

Mary Lisanti               Executive Vice President           Executive Vice President, Pilgrim Affiliated
                           and Chief Investment               Investment Companies. Former Portfolio Manager
                           Officer Equities                   with Strong Capital Management.

James R. Reis              Executive Vice President           Executive Vice President and Assistant
                           and Director of                    Secretary, Pilgrim Affiliated Investment
                           Structured Finance                 Companies.

Carl Dorf                  Senior Vice President              Senior Vice President, Pilgrim Affiliated
                                                              Investment Companies and Senior Portfolio
                                                              Manager.

Howard N. Kornblue         Senior Vice President              Senior Vice President, Pilgrim Affiliated
                                                              Investment Companies and Senior Portfolio
                                                              Manager.

Kevin G. Mathews           Senior Vice President              Senior Vice President, Pilgrim Affiliated
                                                              Investment Companies and Senior Portfolio
                                                              Manager.

Robert S. Naka             Senior Vice President              Senior Vice President, Pilgrim Affiliated
                                                              Investment Companies.

Michael J. Roland          Senior Vice President              Senior Vice President and Principal Financial
                           Treasurer and CFO                  Officer, Pilgrim Affiliated Investment
                                                              Companies. Former Chief Financial Officer,
                                                              Endeaver Group.

Lauren D. Bensinger        Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies and Chief Compliance Officer.

Jeffrey Bernstein          Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies and Portfolio Manager. Former
                                                              Portfolio Manager with Strong Capital Management.

Robyn Ichilov              Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies.

Robert Kinsey              Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies and Senior Portfolio Manager.

Charles Ullerich           Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies and Portfolio Manager.

Grant David Underwood      Vice President                     Vice President, Pilgrim Affiliated Investment
                                                              Companies and Senior Portfolio Manager.


ITEM 27. PRINCIPAL UNDERWRITER

      (a) See "HOW THE FUNDS ARE ORGANIZED AND MANAGED", "MEET THE PORTFOLIO MANAGERS" and "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Pilgrim, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.


(b)  (1)                            (2)                                         (3)
Name and Principal                  Position and Offices                        Position and Offices
Address                             with Underwriter                            with Registrant
-------------------                 --------------------                        --------------------
John Turner                         Director                                    Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

Mark L. Lipson                      Chairman and Director                       Trustee and President
300 First Stamford Place
Stamford, CT

Robert J. Boulware                  President and CEO                           None

James W. Hennessy                   Secretary (General Counsel)                 Executive Vice
                                    Executive Vice President                    President and
                                                                                Secretary

Michael J. Roland                   Senior Vice President                       Senior Vice
                                    Treasurer and CFO                           President and
                                                                                Principal Financial
                                                                                Officer

Joann Ham                           Senior Vice President                       None


David O. Linton                     Senior Vice President                       None
300 First Stamford Place
Stamford, CT

Herb Morgan                         Senior Vice President                       None

Lauren D. Bensinger                 Vice President and
                                    Chief Compliance Officer                    None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


      State Street Bank and Trust Co. maintains the following records at 1776 Heritage Drive, North Quincy, MA 02171 as Custodian and Fund Accounting Agent for the Registrant.


     (1) Receipts and delivery of securities including certificate numbers;
     (2) Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4) Fund Accounting Records.

DST Systems, Inc., ("DST") maintains the following records at 210 West 10th Street, 8th Floor, Kansas City, MO 64105, as Transfer Agent and Blue Sky Administrator for the Registrant.

     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates and number of shares of each accumulation, price of each accumulation.
     (3)  Fund Accounting Records
     (4)  State Securities Regisitration Records

All other records required by item 30(a) are maintained at the office of the Administrator, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ITEM 29.  Management Services

Not Applicable.

ITEM 30.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 2nd day of November, 1999.


                                   REGISTRANT


                              By: /s/ MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson, President


     SIGNATURES                    TITLE                         DATE


     JOHN G. TURNER                 Chairman and              November 2, 1999
-----------------------------       Trustee
     John G. Turner*

     MARK L. LIPSON                 Trustee                   November 2, 1999
-----------------------------
     Mark L. Lipson*

     JOHN R. SMITH                  Trustee                   November 2, 1999
-----------------------------
     John R. Smith*

     PAUL S. DOHERTY                Trustee                   November 2, 1999
-----------------------------
     Paul S. Doherty*

     DAVID W. WALLACE               Trustee                   November 2, 1999
-----------------------------
     David W. Wallace*

     ROBERT B. GOODE, JR.           Trustee                   November 2, 1999
-----------------------------
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                 Trustee                   November 2, 1999
-----------------------------
     Alan L. Gosule*

     DAVID W.C. PUTNAM              Trustee                   November 2, 1999
-----------------------------
     David W.C. Putnam*

     WALTER H. MAY, JR.             Trustee                   November 2, 1999
-----------------------------
     Walter H. May, Jr.**

     AGNES MULLADY                  Principal Financial       November 2, 1999
-----------------------------       and Accounting
     Agnes  Mullady                 Officer

By: /s/ AGNES MULLADY*
    -------------------------
        Agnes Mullady
        Attorney-in-fact

      * Executed pursuant to powers of attorney filed with Pilgrim Government Securities Fund (formerly the "Northstar Government Securities Fund")- PEA No.15.

      ** Executed pursuant to power of attorney filed with Pilgrim Government Securities Fund (formerly the "Northstar Government Securities Fund") -
PEA No. 17.